UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the period ended February 28, 2025:
  John Hancock Capital Appreciation Fund
  John Hancock Capital Appreciation Value Fund
  John Hancock Core Bond Fund
  John Hancock Health Sciences Fund
  John Hancock International Strategic Equity Allocation Fund
  John Hancock Mid Value Fund
  John Hancock Science & Technology Fund
  John Hancock U.S. Sector Rotation Fund

John Hancock U.S. Sector Rotation Fund
Class NAV
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock U.S. Sector Rotation Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Sector Rotation Fund (Class NAV)	$27	0.53%
Fund Statistics
Fund net assets	$5,091,759,851
Total number of portfolio holdings	508
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	6.9%
NVIDIA Corp.	5.8%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.8%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.5%
Tesla, Inc.	1.5%

Sector Composition
Information technology	29.3%
Financials	13.9%
Health care	10.3%
Consumer discretionary	10.0%
Communication services	9.0%
Industrials	8.0%
Consumer staples	5.6%
Energy	3.2%
Utilities	2.3%
Real estate	2.1%
Materials	1.9%
Short-term investments and other	4.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2SA-NAV
2/25
4/25

John Hancock Science & Technology Fund
Class NAV
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Science & Technology Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund (Class NAV)	$51	0.99%
Fund Statistics
Fund net assets	$72,823,515
Total number of portfolio holdings	114
Portfolio turnover rate	126%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	9.6%
Meta Platforms, Inc., Class A	9.4%
Microsoft Corp.	7.2%
NVIDIA Corp.	6.9%
Broadcom, Inc.	5.9%
Alphabet, Inc., Class A	3.8%
Alphabet, Inc., Class C	3.7%
Cisco Systems, Inc.	3.0%
Oracle Corp.	2.3%
Salesforce, Inc.	2.2%

Sector Composition
Information technology	76.2%
Communication services	20.9%
Financials	2.1%
Consumer discretionary	0.5%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2SA-NAV
2/25
4/25

John Hancock Mid Value Fund
Class NAV/JMVNX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Mid Value Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Fund (Class NAV/JMVNX)	$44	0.87%
Fund Statistics
Fund net assets	$1,360,725,971
Total number of portfolio holdings	119
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Corning, Inc.	2.8%
Kenvue, Inc.	2.1%
Zimmer Biomet Holdings, Inc.	1.8%
Corpay, Inc.	1.6%
Baxter International, Inc.	1.6%
International Paper Company	1.5%
Norfolk Southern Corp.	1.5%
Keysight Technologies, Inc.	1.3%
Ameren Corp.	1.3%
Sun Communities, Inc.	1.3%

Sector Composition
Financials	18.3%
Industrials	18.0%
Information technology	11.3%
Health care	10.3%
Real estate	7.9%
Energy	6.6%
Consumer discretionary	6.3%
Materials	5.4%
Utilities	4.8%
Consumer staples	4.3%
Communication services	1.6%
Short-term investments and other	5.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2SA-NAV

2/25
4/25

John Hancock International Strategic Equity Allocation Fund
Class NAV
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock International Strategic Equity Allocation Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Strategic Equity Allocation Fund (Class NAV)	$28	0.57%
Fund Statistics
Fund net assets	$3,413,508,361
Total number of portfolio holdings	2,099
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	2.8%
Tencent Holdings, Ltd.	1.5%
SAP SE	1.1%
Alibaba Group Holding, Ltd.	1.0%
ASML Holding NV	1.0%
Nestle SA	0.9%
AstraZeneca PLC	0.8%
Roche Holding AG	0.8%
HSBC Holdings PLC	0.8%
Novartis AG	0.8%

Sector Composition
Financials	24.0%
Industrials	13.5%
Information technology	12.8%
Consumer discretionary	11.4%
Health care	8.3%
Consumer staples	6.4%
Communication services	6.2%
Materials	5.9%
Energy	4.6%
Utilities	2.9%
Real estate	1.7%
Short-term investments and other	2.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2SA-NAV

2/25
4/25

John Hancock Health Sciences Fund
Class NAV
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Health Sciences Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Fund (Class NAV)	$39	0.83%
Fund Statistics
Fund net assets	$94,525,349
Total number of portfolio holdings	170
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	11.2%
Intuitive Surgical, Inc.	6.2%
UnitedHealth Group, Inc.	5.5%
Thermo Fisher Scientific, Inc.	4.7%
Stryker Corp.	4.5%
Argenx SE, ADR	3.7%
Vertex Pharmaceuticals, Inc.	3.2%
Boston Scientific Corp.	3.1%
Danaher Corp.	2.9%
Alnylam Pharmaceuticals, Inc.	2.4%

Industry Composition
Biotechnology	36.7%
Pharmaceuticals	19.7%
Health care equipment and supplies	19.2%
Health care providers and services	13.9%
Life sciences tools and services	9.7%
Health care technology	0.3%
Insurance	0.3%
Financial services	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2SA-NAV

2/25
4/25

John Hancock Core Bond Fund
Class 1/JICDX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Core Bond Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Fund (Class 1/JICDX)	$33	0.66%
Fund Statistics
Fund net assets	$1,819,148,053
Total number of portfolio holdings	1,028
Portfolio turnover rate	115%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	24.4%
Corporate bonds	23.0%
U.S. Government	22.8%
Collateralized mortgage obligations – U.S. Government Agency	15.2%
Asset-backed securities	7.1%
Collateralized mortgage obligations – Commercial and residential	1.6%
Foreign government obligations	1.2%
Municipal bonds	0.2%
Short-term investments	4.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2SA-1
2/25
4/25

John Hancock Core Bond Fund
Class NAV/JHCDX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Core Bond Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Fund (Class NAV/JHCDX)	$30	0.61%
Fund Statistics
Fund net assets	$1,819,148,053
Total number of portfolio holdings	1,028
Portfolio turnover rate	115%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	24.4%
Corporate bonds	23.0%
U.S. Government	22.8%
Collateralized mortgage obligations – U.S. Government Agency	15.2%
Asset-backed securities	7.1%
Collateralized mortgage obligations – Commercial and residential	1.6%
Foreign government obligations	1.2%
Municipal bonds	0.2%
Short-term investments	4.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2SA-NAV

2/25
4/25

John Hancock Capital Appreciation Value Fund
Class NAV/JCAVX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Capital Appreciation Value Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Fund (Class NAV/JCAVX)	$42	0.83%
Fund Statistics
Fund net assets	$1,113,119,647
Total number of portfolio holdings	306
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
U.S. Treasury Note, 4.125%, 10/31/2029	5.8%
Microsoft Corp.	5.5%
U.S. Treasury Note, 4.250%, 11/15/2034	4.0%
U.S. Treasury Note, 4.375%, 12/31/2029	3.1%
NVIDIA Corp.	2.9%
Amazon.com, Inc.	2.8%
Roper Technologies, Inc.	2.8%
Becton, Dickinson and Company	2.6%
Revvity, Inc.	2.3%
Fortive Corp.	2.2%

Portfolio Composition
Common stocks	59.0%
U.S. Government	15.0%
Corporate bonds	10.7%
Term loans	8.9%
Preferred securities	0.2%
Short-term investments and other	6.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2SA-NAV

2/25
4/25

John Hancock Capital Appreciation Fund
Class 1/JICPX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Capital Appreciation Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund (Class 1/JICPX)	$41	0.79%
Fund Statistics
Fund net assets	$1,678,602,933
Total number of portfolio holdings	57
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	8.6%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc., Class A	6.2%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Broadcom, Inc.	4.4%
Netflix, Inc.	4.4%
Eli Lilly & Company	3.4%
Mastercard, Inc., Class A	3.0%
Tesla, Inc.	2.5%

Sector Composition
Information technology	34.2%
Consumer discretionary	19.2%
Communication services	18.1%
Health care	9.2%
Financials	8.5%
Industrials	5.2%
Consumer staples	4.2%
Utilities	0.7%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2SA-1

2/25
4/25

John Hancock Capital Appreciation Fund
Class NAV/JHCPX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Capital Appreciation Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund (Class NAV/JHCPX)	$38	0.74%
Fund Statistics
Fund net assets	$1,678,602,933
Total number of portfolio holdings	57
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	8.6%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc., Class A	6.2%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Broadcom, Inc.	4.4%
Netflix, Inc.	4.4%
Eli Lilly & Company	3.4%
Mastercard, Inc., Class A	3.0%
Tesla, Inc.	2.5%

Sector Composition
Information technology	34.2%
Consumer discretionary	19.2%
Communication services	18.1%
Health care	9.2%
Financials	8.5%
Industrials	5.2%
Consumer staples	4.2%
Utilities	0.7%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

JHF2SA-NAV

2/25

4/25

John Hancock U.S. Sector Rotation Fund

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended February 28, 2025 for the following funds:

  John Hancock Capital Appreciation Fund

  John Hancock Capital Appreciation Value Fund

  John Hancock Core Bond Fund

  John Hancock Health Sciences Fund

  John Hancock International Strategic Equity Allocation Fund

  John Hancock Mid Value Fund

  John Hancock Science & Technology Fund

  John Hancock U.S. Sector Rotation Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Funds II
February 28, 2025

John Hancock Funds II
Semiannual Financial Statements & Other N-CSR Items —table of contents

Funds	Portfolio of investments
Capital Appreciation Fund	3
Capital Appreciation Value Fund	4
Core Bond Fund	9
Health Sciences Fund	24
Funds	Portfolio of investments
International Strategic Equity Allocation Fund	26
Mid Value Fund	48
Science & Technology Fund	50
U.S. Sector Rotation Fund	51

2

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 99.3%
Communication services – 18.1%
Entertainment – 7.3%
Netflix, Inc. (A)	74,835	$73,380,208
Spotify Technology SA (A)	32,959	20,039,402
The Walt Disney Company	256,524	29,192,431
		122,612,041
Interactive media and services – 10.1%
Alphabet, Inc., Class A	191,376	32,587,505
Alphabet, Inc., Class C	192,074	33,078,984
Meta Platforms, Inc., Class A	155,954	104,208,463
		169,874,952
Media – 0.7%
The Trade Desk, Inc., Class A (A)	153,907	10,822,740
		303,309,733
Consumer discretionary – 19.2%
Automobiles – 2.5%
Tesla, Inc. (A)	143,158	41,942,431
Broadline retail – 9.3%
Amazon.com, Inc. (A)	658,116	139,704,864
MercadoLibre, Inc. (A)	8,056	17,093,785
		156,798,649
Hotels, restaurants and leisure – 3.9%
Airbnb, Inc., Class A (A)	129,275	17,952,419
Cava Group, Inc. (A)	52,134	4,954,294
Flutter Entertainment PLC (A)	20,504	5,753,217
Hilton Worldwide Holdings, Inc.	88,710	23,504,602
Starbucks Corp.	112,946	13,080,276
		65,244,808
Specialty retail – 2.1%
Industria de Diseno Textil SA	148,018	7,954,058
O'Reilly Automotive, Inc. (A)	13,712	18,835,352
The TJX Companies, Inc.	70,854	8,839,745
		35,629,155
Textiles, apparel and luxury goods – 1.4%
adidas AG	54,849	14,019,984
NIKE, Inc., Class B	115,218	9,151,766
		23,171,750
		322,786,793
Consumer staples – 4.2%
Consumer staples distribution and retail – 4.2%
Costco Wholesale Corp.	36,094	37,848,529
Walmart, Inc.	340,610	33,587,552
		71,436,081
Financials – 8.5%
Capital markets – 2.2%
KKR & Company, Inc.	68,769	9,324,389
LPL Financial Holdings, Inc.	13,800	5,130,012
Moody's Corp.	26,838	13,524,742
The Goldman Sachs Group, Inc.	14,350	8,929,862
		36,909,005
Financial services – 5.1%
Mastercard, Inc., Class A	88,324	50,902,004
Visa, Inc., Class A	96,592	35,034,884
		85,936,888
Insurance – 1.2%
The Progressive Corp.	67,714	19,095,348
		141,941,241
Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 9.2%
Biotechnology – 1.7%
Vertex Pharmaceuticals, Inc. (A)	57,625	$27,647,899
Health care equipment and supplies – 2.7%
DexCom, Inc. (A)	157,545	13,922,252
Edwards Lifesciences Corp. (A)	164,677	11,794,167
Intuitive Surgical, Inc. (A)	33,925	19,444,114
		45,160,533
Pharmaceuticals – 4.8%
Eli Lilly & Company	62,307	57,361,693
Novo Nordisk A/S, ADR	263,308	23,868,870
		81,230,563
		154,038,995
Industrials – 5.2%
Aerospace and defense – 3.1%
Axon Enterprise, Inc. (A)	11,945	6,312,335
General Electric Company	89,377	18,499,251
The Boeing Company (A)	152,841	26,690,624
		51,502,210
Electrical equipment – 0.4%
Vertiv Holdings Company, Class A	81,219	7,729,612
Ground transportation – 1.7%
Uber Technologies, Inc. (A)	376,745	28,636,387
		87,868,209
Information technology – 34.2%
IT services – 0.9%
Snowflake, Inc., Class A (A)	85,469	15,136,560
Semiconductors and semiconductor equipment – 14.4%
Broadcom, Inc.	373,449	74,476,934
NVIDIA Corp.	1,153,237	144,062,368
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	84,665	15,284,572
Texas Instruments, Inc.	41,857	8,203,553
		242,027,427
Software – 13.4%
Adobe, Inc. (A)	20,086	8,808,916
AppLovin Corp., Class A (A)	30,146	9,819,758
Cadence Design Systems, Inc. (A)	101,334	25,384,167
Crowdstrike Holdings, Inc., Class A (A)	65,405	25,485,712
Datadog, Inc., Class A (A)	104,471	12,176,095
Microsoft Corp.	235,741	93,586,820
Salesforce, Inc.	62,922	18,741,318
Samsara, Inc., Class A (A)	101,175	4,824,024
ServiceNow, Inc. (A)	27,021	25,123,045
		223,949,855
Technology hardware, storage and peripherals – 5.5%
Apple, Inc.	383,268	92,689,533
		573,803,375
Utilities – 0.7%
Electric utilities – 0.7%
Constellation Energy Corp.	49,608	12,429,036
TOTAL COMMON STOCKS (Cost $653,197,094)		$1,667,613,463

The accompanying notes are an integral part of the financial statements.	3

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.8%
Short-term funds – 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2915% (B)	12,768,275	$12,768,275
TOTAL SHORT-TERM INVESTMENTS (Cost $12,768,275)		$12,768,275
Total Investments (Capital Appreciation Fund) (Cost $665,965,369) – 100.1%		$1,680,381,738
Other assets and liabilities, net – (0.1%)		(1,778,805)
TOTAL NET ASSETS – 100.0%		$1,678,602,933
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-28-25.
Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 59.0%
Communication services – 2.8%
Interactive media and services – 2.8%
Alphabet, Inc., Class A (A)	101,525	$17,287,677
Meta Platforms, Inc., Class A	20,135	13,454,207
		30,741,884
Consumer discretionary – 4.3%
Broadline retail – 2.8%
Amazon.com, Inc. (A)(B)	149,351	31,704,230
Diversified consumer services – 0.6%
Service Corp. International	79,659	6,452,379
Hotels, restaurants and leisure – 0.9%
Hilton Worldwide Holdings, Inc.	3,620	959,155
McDonald's Corp.	7,000	2,158,310
Starbucks Corp.	5,000	579,050
Yum! Brands, Inc. (A)	41,154	6,435,251
		10,131,766
		48,288,375
Consumer staples – 0.3%
Beverages – 0.3%
Keurig Dr. Pepper, Inc.	29,400	985,488
PepsiCo, Inc.	12,900	1,979,763
		2,965,251
Energy – 1.1%
Oil, gas and consumable fuels – 1.1%
Canadian Natural Resources, Ltd.	427,019	12,071,827
Financials – 2.5%
Capital markets – 0.3%
Cboe Global Markets, Inc.	1,700	358,360
CME Group, Inc.	5,600	1,421,112
Intercontinental Exchange, Inc.	6,568	1,137,775
		2,917,247
Financial services – 1.0%
Mastercard, Inc., Class A	7,810	4,500,981
Visa, Inc., Class A (A)	18,128	6,575,207
		11,076,188
Insurance – 1.2%
Aon PLC, Class A	3,300	1,350,096
Marsh & McLennan Companies, Inc.	3,400	808,656
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Willis Towers Watson PLC	33,570	$11,402,051
		13,560,803
		27,554,238
Health care – 14.9%
Biotechnology – 0.6%
AbbVie, Inc.	13,500	2,821,905
Alnylam Pharmaceuticals, Inc. (B)	11,700	2,886,975
Biogen, Inc. (B)	2,564	360,242
		6,069,122
Health care equipment and supplies – 3.9%
Abbott Laboratories	96,115	13,264,831
Becton, Dickinson and Company	131,108	29,568,787
GE HealthCare Technologies, Inc.	12,300	1,074,405
		43,908,023
Health care providers and services – 4.6%
Cardinal Health, Inc.	8,821	1,142,143
Cencora, Inc.	12,576	3,188,519
Humana, Inc.	1,651	446,463
McKesson Corp.	33,020	21,141,385
The Cigna Group	25,700	7,937,445
UnitedHealth Group, Inc. (A)	36,980	17,564,021
		51,419,976
Life sciences tools and services – 5.0%
Danaher Corp.	82,402	17,119,840
Revvity, Inc.	226,666	25,420,592
Thermo Fisher Scientific, Inc.	25,173	13,315,510
		55,855,942
Pharmaceuticals – 0.8%
Eli Lilly & Company	8,455	7,783,927
Johnson & Johnson	7,100	1,171,642
		8,955,569
		166,208,632
Industrials – 6.0%
Aerospace and defense – 1.8%
L3Harris Technologies, Inc.	1,800	370,998
Lockheed Martin Corp.	3,504	1,578,096
Northrop Grumman Corp.	10,200	4,709,748
RTX Corp.	106,778	14,200,406
		20,859,248
Commercial services and supplies – 1.6%
Veralto Corp. (A)	77,004	7,681,919
Waste Connections, Inc.	43,783	8,308,262
Waste Management, Inc.	7,600	1,769,128
		17,759,309
Machinery – 2.6%
Fortive Corp. (A)	310,715	24,714,271
Ingersoll Rand, Inc.	47,917	4,062,403
		28,776,674
		67,395,231
Information technology – 22.1%
Electronic equipment, instruments and components – 0.9%
Amphenol Corp., Class A	92,600	6,167,160
Teledyne Technologies, Inc. (B)	7,417	3,819,903
		9,987,063
Semiconductors and semiconductor equipment – 5.0%
Advanced Micro Devices, Inc. (B)	80,779	8,066,591
ASML Holding NV, NYRS	6,100	4,325,388
Broadcom, Inc.	19,400	3,868,942
Marvell Technology, Inc. (A)	41,389	3,800,338
NVIDIA Corp.	261,277	32,638,723

The accompanying notes are an integral part of the financial statements.	4

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
NXP Semiconductors NV	12,727	$2,743,814
		55,443,796
Software – 14.7%
Aurora Innovation, Inc. (B)	2,168,305	15,763,577
Autodesk, Inc. (B)	29,261	8,023,659
Intuit, Inc.	12,951	7,949,842
Microsoft Corp. (A)	153,722	61,026,097
PTC, Inc. (B)	147,698	24,167,824
Roper Technologies, Inc.	53,628	31,345,566
Salesforce, Inc.	17,838	5,313,048
Workday, Inc., Class A (B)	38,500	10,138,590
		163,728,203
Technology hardware, storage and peripherals – 1.5%
Apple, Inc. (A)	70,147	16,964,350
		246,123,412
Materials – 0.1%
Chemicals – 0.1%
Linde PLC	1,400	653,870
Real estate – 0.2%
Specialized REITs – 0.2%
American Tower Corp.	5,800	1,192,596
SBA Communications Corp.	3,400	740,860
		1,933,456
Utilities – 4.7%
Electric utilities – 0.2%
Alliant Energy Corp.	5,600	361,368
American Electric Power Company, Inc.	8,100	859,005
Duke Energy Corp.	4,800	563,952
Exelon Corp.	23,500	1,038,700
		2,823,025
Multi-utilities – 4.5%
Ameren Corp. (A)	188,417	19,135,631
CenterPoint Energy, Inc. (A)	514,894	17,702,056
DTE Energy Company	14,059	1,879,688
NiSource, Inc.	253,728	10,354,640
WEC Energy Group, Inc.	7,600	810,844
		49,882,859
		52,705,884
TOTAL COMMON STOCKS (Cost $532,633,925)		$656,642,060
PREFERRED SECURITIES – 0.2%
Industrials – 0.1%
Aerospace and defense – 0.1%
The Boeing Company, 6.000%	30,699	1,838,256
Utilities – 0.1%
Multi-utilities – 0.1%
CMS Energy Corp., 5.875%	39,865	932,442
TOTAL PREFERRED SECURITIES (Cost $2,531,575)		$2,770,698
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 15.0%
U.S. Government – 15.0%
U.S. Treasury Notes
4.000%, 02/28/2030	$23,214,000	23,210,373
4.125%, 10/31/2029	64,555,000	64,857,601
4.250%, 11/15/2034	44,544,000	44,718,000
4.375%, 12/31/2029	34,110,000	34,642,969
		167,428,943
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $164,517,198)		$167,428,943
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS - 10.7%
Communication services - 1.0%
CCO Holdings LLC
5.000%, 02/01/2028 (C)	$4,162,000	$4,059,569
5.125%, 05/01/2027 (C)	5,921,000	5,839,417
5.500%, 05/01/2026 (C)	419,000	418,449
Lamar Media Corp.
3.625%, 01/15/2031	120,000	107,911
3.750%, 02/15/2028	754,000	721,501
4.875%, 01/15/2029	137,000	133,244
		11,280,091
Consumer discretionary - 2.5%
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (C)	2,192,000	1,941,985
3.750%, 05/01/2029 (C)	1,924,000	1,803,998
4.000%, 05/01/2031 (C)	1,884,000	1,728,384
4.875%, 01/15/2030	1,631,000	1,590,806
5.375%, 05/01/2025 (C)	482,000	480,365
5.750%, 05/01/2028 (C)	2,045,000	2,045,620
5.875%, 04/01/2029 (C)	647,000	652,285
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	718,000	712,375
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (C)	2,065,000	2,043,687
Life Time, Inc. 6.000%, 11/15/2031 (C)	246,000	246,909
Marriott International, Inc. 3.125%, 06/15/2026	85,000	83,467
Service Corp. International
3.375%, 08/15/2030	669,000	602,287
4.625%, 12/15/2027	109,000	106,923
5.750%, 10/15/2032	618,000	613,106
Six Flags Entertainment Corp.
5.250%, 07/15/2029	448,000	434,532
5.375%, 04/15/2027	1,120,000	1,110,396
5.500%, 04/15/2027 (C)	1,863,000	1,856,436
6.500%, 10/01/2028	1,167,000	1,177,338
7.000%, 07/01/2025 (C)	367,000	367,262
Vail Resorts, Inc. 6.500%, 05/15/2032 (C)	658,000	672,008
Yum! Brands, Inc.
3.625%, 03/15/2031	1,263,000	1,144,400
4.625%, 01/31/2032	2,575,000	2,421,658
4.750%, 01/15/2030 (C)	1,138,000	1,102,181
5.350%, 11/01/2043	1,025,000	971,275
5.375%, 04/01/2032	1,259,000	1,239,198
6.875%, 11/15/2037	511,000	550,489
		27,699,370
Financials - 3.0%
Alliant Holdings Intermediate LLC
6.750%, 10/15/2027 to 04/15/2028 (C)	2,547,000	2,570,874
7.000%, 01/15/2031 (C)	826,000	842,008
AmWINS Group, Inc. 6.375%, 02/15/2029 (C)	741,000	749,398
AssuredPartners, Inc. 7.500%, 02/15/2032 (C)	339,000	366,424
BroadStreet Partners, Inc. 5.875%, 04/15/2029 (C)	1,556,000	1,521,475
HUB International, Ltd.
5.625%, 12/01/2029 (C)	908,000	888,896
7.250%, 06/15/2030 (C)	10,311,000	10,648,159
7.375%, 01/31/2032 (C)	5,965,000	6,121,778
MSCI, Inc.
3.250%, 08/15/2033 (C)	1,131,000	978,178
3.625%, 09/01/2030 to 11/01/2031 (C)	2,090,000	1,913,540

The accompanying notes are an integral part of the financial statements.	5

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
MSCI, Inc. (continued)
3.875%, 02/15/2031 (C)	$1,347,000	$1,252,830
4.000%, 11/15/2029 (C)	1,552,000	1,487,226
Ryan Specialty LLC
4.375%, 02/01/2030 (C)	306,000	289,892
5.875%, 08/01/2032 (C)	914,000	908,513
USI, Inc. 7.500%, 01/15/2032 (C)	2,291,000	2,395,848
		32,935,039
Health care - 1.4%
Avantor Funding, Inc.
3.875%, 11/01/2029 (C)	1,021,000	946,195
4.625%, 07/15/2028 (C)	2,637,000	2,552,052
Becton, Dickinson and Company 3.700%, 06/06/2027	418,000	410,955
Biogen, Inc.
3.150%, 05/01/2050	1,863,000	1,213,015
3.250%, 02/15/2051	87,000	57,379
5.200%, 09/15/2045	506,000	468,191
Charles River Laboratories International, Inc.
3.750%, 03/15/2029 (C)	630,000	588,564
4.000%, 03/15/2031 (C)	899,000	813,704
4.250%, 05/01/2028 (C)	1,031,000	990,683
GE HealthCare Technologies, Inc. 5.650%, 11/15/2027	303,000	311,119
Hologic, Inc. 3.250%, 02/15/2029 (C)	609,000	562,616
IQVIA, Inc.
5.000%, 05/15/2027 (C)	937,000	928,073
5.700%, 05/15/2028	1,799,000	1,838,488
6.500%, 05/15/2030 (C)	628,000	643,641
Medline Borrower LP 6.250%, 04/01/2029 (C)	1,245,000	1,263,616
PRA Health Sciences, Inc. 2.875%, 07/15/2026 (C)	436,000	422,170
Revvity, Inc. 3.300%, 09/15/2029	177,000	166,016
Surgery Center Holdings, Inc. 7.250%, 04/15/2032 (C)	788,000	788,228
Teleflex, Inc.
4.250%, 06/01/2028 (C)	145,000	138,993
4.625%, 11/15/2027	501,000	491,336
		15,595,034
Industrials - 1.4%
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (C)	833,000	793,270
4.000%, 07/01/2029 (C)	521,000	490,911
5.950%, 08/04/2033	572,000	584,462
Broadridge Financial Solutions, Inc. 2.600%, 05/01/2031	178,000	155,536
Delta Air Lines, Inc. 4.750%, 10/20/2028 (C)	1,475,148	1,465,597
Howmet Aerospace, Inc.
3.000%, 01/15/2029	817,000	769,014
5.900%, 02/01/2027	737,000	753,308
Korn Ferry 4.625%, 12/15/2027 (C)	951,000	927,498
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (C)	1,218,640	1,226,980
TransDigm, Inc.
4.625%, 01/15/2029	366,000	347,890
5.500%, 11/15/2027	1,721,000	1,704,204
6.375%, 03/01/2029 (C)	2,157,000	2,185,426
6.625%, 03/01/2032 (C)	2,653,000	2,703,365
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
TransDigm, Inc. (continued)
7.125%, 12/01/2031 (C)	$1,569,000	$1,617,867
		15,725,328
Information technology - 0.5%
Broadcom, Inc. 4.150%, 04/15/2032 (C)	490,000	466,734
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	150,000	138,429
Ellucian Holdings, Inc. 6.500%, 12/01/2029 (C)	624,000	627,939
Gartner, Inc.
3.625%, 06/15/2029 (C)	940,000	884,225
3.750%, 10/01/2030 (C)	457,000	423,196
4.500%, 07/01/2028 (C)	637,000	623,038
Motorola Solutions, Inc.
2.300%, 11/15/2030	126,000	110,125
2.750%, 05/24/2031	88,000	77,777
PTC, Inc. 4.000%, 02/15/2028 (C)	664,000	639,788
VMware LLC 4.700%, 05/15/2030	294,000	291,522
Workday, Inc. 3.800%, 04/01/2032	878,000	815,004
		5,097,777
Materials - 0.1%
Ball Corp. 6.000%, 06/15/2029	792,000	805,286
Martin Marietta Materials, Inc. 2.400%, 07/15/2031	126,000	109,366
		914,652
Real estate - 0.8%
American Tower Corp.
1.500%, 01/31/2028	119,000	109,244
1.875%, 10/15/2030	487,000	415,767
2.100%, 06/15/2030	380,000	331,535
2.900%, 01/15/2030	389,000	356,250
3.800%, 08/15/2029	559,000	536,784
Crown Castle, Inc.
4.300%, 02/15/2029	147,000	144,380
4.900%, 09/01/2029	556,000	556,843
5.200%, 09/01/2034	926,000	919,095
5.600%, 06/01/2029	113,000	116,172
SBA Communications Corp.
3.125%, 02/01/2029	2,211,000	2,026,726
3.875%, 02/15/2027	1,887,000	1,837,526
SBA Tower Trust 6.599%, 01/15/2028 (C)	68,000	69,912
VICI Properties LP
3.750%, 02/15/2027 (C)	399,000	389,913
4.125%, 08/15/2030 (C)	309,000	290,896
4.625%, 12/01/2029 (C)	94,000	91,346
5.125%, 05/15/2032	252,000	248,280
5.750%, 02/01/2027 (C)	294,000	297,575
5.750%, 04/01/2034	738,000	751,792
		9,490,036
TOTAL CORPORATE BONDS (Cost $116,555,776)		$118,737,327
TERM LOANS (D) – 8.9%
Consumer discretionary – 0.8%
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%) 6.069%, 11/08/2030	3,912,965	3,926,426

The accompanying notes are an integral part of the financial statements.	6

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (D)(continued)
Consumer discretionary (continued)
IRB Holding Corp., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%) 6.824%, 12/15/2027	$2,130,580	2,128,194
Varsity Brands, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.500%) 8.068%, 08/26/2031	3,143,000	3,140,643
		9,195,263
Financials – 3.2%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6 (1 month CME Term SOFR + 2.750%) 7.072%, 09/19/2031	616,382	615,267
AmWINS Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 6.574%, 01/30/2032	3,407,000	3,400,356
AssuredPartners, Inc., 2024 Incremental Term Loan B5 (1 month CME Term SOFR + 3.500%) 7.824%, 02/14/2031	4,870,176	4,869,542
BroadStreet Partners, Inc., 2024 Term Loan B4 (1 month CME Term SOFR + 3.000%) 7.324%, 06/13/2031	4,882,714	4,880,126
CPI Holdco B LLC, 2024 Incremental Term Loan B (1 month CME Term SOFR + 2.250%) 6.574%, 05/17/2031	1,530,000	1,524,676
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.500%) 6.787%, 06/20/2030	14,730,215	14,739,495
Mariner Wealth Advisors LLC, Term Loan B (1 month CME Term SOFR + 2.500%) 6.824%, 08/18/2028	410,692	410,306
Truist Insurance Holdings LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%) 9.079%, 05/06/2032	345,942	350,785
USI, Inc., 2024 Term Loan C (3 month CME Term SOFR + 2.250%) 6.579%, 09/29/2030	2,737,323	2,725,361
USI, Inc., 2024 Term Loan D (3 month CME Term SOFR + 2.250%) 6.579%, 11/21/2029	1,754,404	1,748,368
		35,264,282
Health care – 0.9%
ADMI Corp., 2021 Incremental Term Loan B3 (1 month CME Term SOFR + 3.750%) 8.188%, 12/23/2027	775,389	768,604
ADMI Corp., 2021 Term Loan B2 (1 month CME Term SOFR + 3.375%) 7.813%, 12/23/2027	195,306	192,914
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.000%) 7.324%, 02/15/2029	1,627,000	1,622,347
Avantor Funding, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.000%) 6.424%, 11/08/2027	10,342	10,379
Heartland Dental LLC, 2024 Term Loan (1 month CME Term SOFR + 4.500%) 8.824%, 04/28/2028	497,983	497,529
Loire Finco Luxembourg Sarl, 2021 USD Term Loan B2 (1 month CME Term SOFR + 3.750%) 8.174%, 04/21/2027	708,359	706,001
Loire Finco Luxembourg Sarl, USD Term Loan B (1 month CME Term SOFR + 3.500%) 7.924%, 04/21/2027	4,043,404	4,033,295
Capital Appreciation Value Fund (continued)
		Shares or Principal Amount	Value
TERM LOANS (D)(continued)
Health care (continued)
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%) 6.574%, 10/23/2028		$2,668,635	2,671,490
			10,502,559
Industrials – 1.1%
Filtration Group Corp., 2025 EUR Term Loan B (1 month EURIBOR + 3.500%) 6.050%, 10/21/2028	EUR	2,012,211	2,103,898
Filtration Group Corp., 2025 USD Term Loan B (1 month CME Term SOFR + 3.000%) 7.324%, 10/21/2028		$5,021,880	5,044,880
SkyMiles IP, Ltd., 2020 Skymiles Term Loan B (3 month CME Term SOFR + 3.750%) 8.043%, 10/20/2027		1,293,375	1,310,034
Trans Union LLC, 2019 Term Loan B5 (1 month CME Term SOFR + 1.750%) 6.174%, 11/16/2026		164,789	164,840
TransDigm, Inc., 2024 Term Loan I (3 month CME Term SOFR + 2.750%) 7.079%, 08/24/2028		759,023	760,389
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%) 7.079%, 03/22/2030		2,237,668	2,239,525
			11,623,566
Information technology – 2.7%
Applied Systems, Inc., 2024 1st Lien Term Loan (3 month CME Term SOFR + 2.750%) 7.079%, 02/24/2031		11,209,764	11,274,781
Applied Systems, Inc., 2024 1st Lien Term Loan TBD 02/24/2031 (E)		113,000	113,655
Applied Systems, Inc., 2024 2nd Lien Term Loan (3 month CME Term SOFR + 4.500%) 8.829%, 02/23/2032		1,422,401	1,455,671
Applied Systems, Inc., 2024 2nd Lien Term Loan TBD 02/23/2032 (E)		47,000	48,099
Azalea TopCo, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.250%) 7.574%, 04/30/2031		2,295,248	2,290,955
CCC Intelligent Solutions, Inc., Term Loan (1 month CME Term SOFR + 2.000%) 6.324%, 01/23/2032		973,165	971,034
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%) 7.324%, 10/09/2029		1,883,000	1,880,985
Epicor Software Corp., 2024 Term Loan E (1 month CME Term SOFR + 2.750%) 7.074%, 05/30/2031		2,119,644	2,125,558
Icon Parent, Inc., 2024 2nd Lien Term Loan (3 month CME Term SOFR + 5.000%) 9.315%, 11/12/2032		1,038,400	1,050,404
Icon Parent, Inc., 2024 Term Loan (3 month CME Term SOFR + 3.000%) 7.315%, 11/13/2031		1,726,000	1,720,960
Informatica LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%) 6.574%, 10/27/2028		938,211	937,038
Quartz Acquireco LLC, 2024 Term Loan B1 (3 month CME Term SOFR + 2.750%) 7.079%, 06/28/2030		627,409	626,624
Quartz Acquireco LLC, 2024 Term Loan B1 TBD 06/28/2030 (E)		115,000	114,856
Storable, Inc., Term Loan B (1 month CME Term SOFR + 3.500%) 7.824%, 04/17/2028		1,789,202	1,788,880

The accompanying notes are an integral part of the financial statements.	7

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (D)(continued)
Information technology (continued)
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.000%) 7.300%, 02/10/2031	$3,258,620	3,257,545
		29,657,045
Real estate – 0.2%
SBA Senior Finance II LLC, 2024 Term Loan B (1 month CME Term SOFR + 1.750%) 6.080%, 01/25/2031	2,278,579	2,277,622
TOTAL TERM LOANS (Cost $98,406,363)		$98,520,337
SHORT-TERM INVESTMENTS – 2.7%
Short-term funds – 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2915% (F)	10,502,470	$10,502,470
T. Rowe Price Government Reserve Fund, 4.3950% (F)	19,504,052	19,504,052
TOTAL SHORT-TERM INVESTMENTS (Cost $30,006,522)		$30,006,522
Total Investments (Capital Appreciation Value Fund) (Cost $944,651,359) – 96.5%		$1,074,105,887
Other assets and liabilities, net – 3.5%		39,013,760
TOTAL NET ASSETS – 100.0%		$1,113,119,647
Capital Appreciation Value Fund (continued)
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
NYRS	New York Registry Shares
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	The rate shown is the annualized seven-day yield as of 2-28-25.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
BOA	Abbott Laboratories	USD	130.00	Jan 2026	106	10,600	$58,698	$(188,595)
BOA	Abbott Laboratories	USD	145.00	Jan 2026	52	5,200	29,834	(49,490)
BOA	AbbVie, Inc.	USD	195.00	Jan 2026	71	7,100	50,552	(197,201)
BOA	AbbVie, Inc.	USD	210.00	Jan 2026	64	6,400	67,008	(122,432)
UBS	Alliant Energy Corp.	USD	67.50	Jul 2025	56	5,600	3,304	(11,037)
GSI	American Electric Power Company, Inc.	USD	110.00	Jan 2026	47	4,700	10,998	(31,640)
GSI	American Electric Power Company, Inc.	USD	115.00	Jan 2026	34	3,400	9,078	(15,880)
GSI	American Tower Corp.	USD	210.00	Jan 2026	35	3,500	32,270	(64,195)
GSI	American Tower Corp.	USD	210.00	Jan 2026	23	2,300	24,357	(42,185)
WFB	Aon PLC, Class A	USD	390.00	Dec 2025	16	1,600	37,392	(78,368)
WFB	Aon PLC, Class A	USD	430.00	Dec 2025	17	1,700	21,879	(44,670)
GSI	Becton, Dickinson and Company	USD	255.00	Sep 2025	25	2,500	10,962	(11,983)
BARC	Cardinal Health, Inc.	USD	140.00	Jan 2026	35	3,500	29,400	(31,688)
BARC	Cardinal Health, Inc.	USD	140.00	Jan 2026	53	5,300	42,665	(47,984)
BARC	Cboe Global Markets, Inc.	USD	230.00	Jan 2026	17	1,700	22,100	(21,775)
UBS	Cencora, Inc.	USD	260.00	Jan 2026	36	3,600	58,212	(77,932)
UBS	Cencora, Inc.	USD	270.00	Jan 2026	27	2,700	30,159	(45,482)
BOA	CenterPoint Energy, Inc.	USD	35.00	Dec 2025	177	17,700	25,046	(43,634)
BOA	CenterPoint Energy, Inc.	USD	35.00	Dec 2025	103	10,300	13,794	(25,391)
BARC	CME Group, Inc.	USD	250.00	Jan 2026	23	2,300	25,760	(52,243)
BARC	CME Group, Inc.	USD	270.00	Jan 2026	33	3,300	32,010	(42,006)
UBS	Danaher Corp.	USD	330.00	Jan 2026	65	6,500	105,145	(5,367)
WFB	DTE Energy Company	USD	135.00	Jul 2025	47	4,700	5,787	(27,526)
WFB	DTE Energy Company	USD	135.00	Jul 2025	45	4,500	7,498	(26,355)
UBS	Duke Energy Corp.	USD	120.00	Jan 2026	48	4,800	15,312	(36,171)
UBS	Exelon Corp.	USD	45.00	Jan 2026	177	17,700	14,691	(57,784)
UBS	Exelon Corp.	USD	47.00	Jan 2026	58	5,800	8,004	(13,635)
WFB	GE HealthCare Technologies, Inc.	USD	97.50	Jan 2026	64	6,400	32,534	(38,443)
WFB	GE HealthCare Technologies, Inc.	USD	100.00	Jan 2026	59	5,900	30,728	(30,391)
GSI	Intercontinental Exchange, Inc.	USD	165.00	Jan 2026	35	3,500	27,370	(75,049)
GSI	Intercontinental Exchange, Inc.	USD	185.00	Jan 2026	29	2,900	18,328	(30,436)
The accompanying notes are an integral part of the financial statements.	8

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
WFB	Johnson & Johnson	USD	170.00	Jan 2026	71	7,100	$30,175	$(70,140)
UBS	Keurig Dr. Pepper, Inc.	USD	35.00	Jan 2026	236	23,600	30,463	(57,015)
UBS	Keurig Dr. Pepper, Inc.	USD	35.00	Jan 2026	58	5,800	8,259	(14,012)
WFB	L3Harris Technologies, Inc.	USD	230.00	Dec 2025	18	1,800	26,946	(18,861)
WFB	Linde PLC	USD	510.00	Jan 2026	14	1,400	23,478	(31,338)
BOA	Lockheed Martin Corp.	USD	500.00	Jan 2026	14	1,400	27,468	(30,326)
BOA	Lockheed Martin Corp.	USD	520.00	Jan 2026	21	2,100	73,227	(34,417)
BARC	Marsh & McLennan Companies, Inc.	USD	250.00	Dec 2025	34	3,400	29,410	(44,049)
BARC	Mastercard, Inc., Class A	USD	580.00	Jan 2026	24	2,400	65,028	(129,965)
BARC	Mastercard, Inc., Class A	USD	620.00	Jan 2026	11	1,100	31,297	(38,139)
CITI	McDonald's Corp.	USD	320.00	Jan 2026	47	4,700	39,809	(88,666)
CITI	McDonald's Corp.	USD	340.00	Jan 2026	23	2,300	21,827	(25,854)
GSI	McKesson Corp.	USD	660.00	Jan 2026	9	900	31,731	(56,012)
GSI	McKesson Corp.	USD	680.00	Jan 2026	9	900	37,287	(47,641)
CITI	Northrop Grumman Corp.	USD	530.00	Jan 2026	14	1,400	29,428	(27,092)
CITI	Northrop Grumman Corp.	USD	560.00	Jan 2026	23	2,300	55,476	(28,917)
CITI	PepsiCo, Inc.	USD	160.00	Jan 2026	58	5,800	24,186	(51,337)
CITI	PepsiCo, Inc.	USD	165.00	Jan 2026	71	7,100	35,642	(49,041)
GSI	RTX Corp.	USD	140.00	Jan 2026	13	1,300	7,766	(12,537)
GSI	RTX Corp.	USD	140.00	Jan 2026	73	7,300	58,315	(70,397)
JPM	SBA Communications Corp.	USD	230.00	Dec 2025	18	1,800	16,146	(30,139)
JPM	SBA Communications Corp.	USD	230.00	Dec 2025	16	1,600	15,552	(26,790)
WFB	Starbucks Corp.	USD	125.00	Jan 2026	50	5,000	35,850	(48,096)
GSI	Teledyne Technologies, Inc.	USD	460.00	Mar 2025	7	700	9,947	(40,275)
GSI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2026	11	1,100	33,904	(31,190)
GSI	Visa, Inc., Class A	USD	360.00	Jan 2026	35	3,500	49,200	(130,335)
GSI	Visa, Inc., Class A	USD	390.00	Jan 2026	38	3,800	58,931	(84,209)
CITI	Waste Connections, Inc.	USD	190.00	Mar 2025	31	3,100	12,958	(10,830)
UBS	Waste Connections, Inc.	USD	210.00	Sep 2025	35	3,500	9,940	(14,731)
JPM	Waste Management, Inc.	USD	230.00	Jan 2026	59	5,900	58,823	(128,285)
JPM	Waste Management, Inc.	USD	250.00	Jan 2026	17	1,700	14,994	(20,063)
JPM	WEC Energy Group, Inc.	USD	110.00	Dec 2025	47	4,700	9,259	(29,020)
JPM	WEC Energy Group, Inc.	USD	115.00	Dec 2025	29	2,900	5,655	(11,724)
UBS	Willis Towers Watson PLC	USD	360.00	Jul 2025	21	2,100	6,789	(19,253)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2026	42	4,200	11,125	(89,014)
WFB	Yum! Brands, Inc.	USD	160.00	Jan 2026	53	5,300	24,825	(62,803)
							$1,961,991	$(3,289,481)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.
See Notes to financial statements regarding investment transactions and other derivatives information.
Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 50.7%
U.S. Government – 24.5%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$19,208,000	$12,125,794
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
1.375%, 11/15/2040	$44,870,000	$29,342,526

The accompanying notes are an integral part of the financial statements.	9

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
1.750%, 08/15/2041	$62,292,000	$42,506,990
2.000%, 11/15/2041	53,227,000	37,639,390
2.250%, 08/15/2049	1,109,000	726,308
2.375%, 02/15/2042	16,698,000	12,487,625
3.000%, 02/15/2048 to 02/15/2049	42,257,000	32,589,500
3.125%, 05/15/2048	4,567,000	3,600,080
3.375%, 11/15/2048	2,005,000	1,647,781
4.125%, 08/15/2044	1,995,000	1,886,834
4.250%, 08/15/2054	17,247,000	16,573,289
4.500%, 11/15/2054	9,966,000	9,992,472
4.625%, 11/15/2044 to 05/15/2054	4,554,000	4,629,036
4.750%, 02/15/2045	648,000	667,643
U.S. Treasury Notes
0.750%, 01/31/2028	4,516,000	4,118,910
1.000%, 07/31/2028	5,887,000	5,331,184
1.125%, 08/31/2028	22,118,000	20,067,765
1.250%, 04/30/2028 to 05/31/2028	42,730,000	39,288,581
1.375%, 10/31/2028	602,000	548,878
1.750%, 01/31/2029	4,873,000	4,479,353
1.875%, 02/28/2029	8,183,000	7,546,580
2.625%, 05/31/2027	5,671,000	5,506,187
2.750%, 04/30/2027	344,000	335,252
2.875%, 05/15/2028 to 04/30/2029	78,517,000	75,653,633
3.500%, 09/30/2026 to 04/30/2030	7,264,000	7,088,475
3.625%, 03/31/2030	4,595,000	4,509,562
3.750%, 08/31/2031	175,000	171,582
4.000%, 02/28/2030	32,442,000	32,436,931
4.125%, 01/31/2027 to 02/29/2032	15,361,000	15,396,860
4.250%, 12/31/2026 to 01/31/2030	8,055,000	8,112,427
4.500%, 05/15/2027	2,883,000	2,913,857
4.625%, 11/15/2026 to 02/15/2035	5,086,000	5,220,252
		445,141,537
U.S. Government Agency – 26.2%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2040 to 12/01/2051	26,680,279	22,931,464
2.500%, 10/01/2032 to 03/01/2052	35,092,945	32,490,273
3.000%, 04/01/2040 to 04/01/2047	26,025,137	23,483,865
3.107%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.621%), 02/01/2050 (A)	1,066,947	1,044,594
3.951%, (30 day Average SOFR + 2.140%), 08/01/2052 (A)	897,089	861,209
4.000%, 03/01/2050	3,548,404	3,395,499
4.221%, (30 day Average SOFR + 2.305%), 05/01/2053 (A)	2,911,376	2,888,248
4.500%, 06/01/2039 to 07/01/2039	76,695	74,564
4.608%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.640%), 11/01/2048 (A)	736,025	741,468
5.500%, 05/01/2054	1,994,950	2,001,254
6.000%, 09/01/2054 to 12/01/2054	14,718,524	15,328,754
6.500%, 10/01/2054	1,337,528	1,414,258
Federal National Mortgage Association
2.000%, 06/01/2040 to 03/01/2047	44,290,425	37,766,895
2.500%, 02/01/2035 to 03/01/2052	21,542,367	19,128,436
2.785%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.606%), 06/01/2050 (A)	775,667	738,344
3.000%, 05/01/2040 to 02/01/2055	102,789,163	92,472,254
3.500%, 06/01/2042 to 01/01/2044	1,272,826	1,208,734
3.944%, (30 day Average SOFR + 2.120%), 08/01/2052 (A)	379,839	365,792
4.000%, 01/01/2027 to 12/01/2048	10,107,168	9,789,288
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.070%, (30 day Average SOFR + 2.120%), 07/01/2052 (A)	$1,243,281	$1,203,057
4.113%, (30 day Average SOFR + 2.120%), 09/01/2052 (A)	1,410,935	1,406,505
4.121%, (30 day Average SOFR + 2.133%), 10/01/2052 (A)	3,808,228	3,782,355
4.168%, (30 day Average SOFR + 2.128%), 11/01/2052 (A)	1,090,166	1,083,512
4.285%, 11/15/2030 (B)	6,077,000	4,765,543
4.355%, (30 day Average SOFR + 2.125%), 07/01/2052 (A)	1,598,830	1,584,941
4.500%, 03/01/2043 to 11/01/2048	3,573,025	3,531,901
4.602%, (30 day Average SOFR + 2.126%), 08/01/2052 (A)	1,834,650	1,832,567
4.613%, (30 day Average SOFR + 2.123%), 08/01/2052 (A)	1,340,209	1,323,821
4.647%, (30 day Average SOFR + 2.130%), 08/01/2052 (A)	900,720	900,802
5.500%, TBA (C)	33,400,000	33,441,750
5.500%, 12/01/2053 to 01/01/2055	48,117,725	48,475,854
5.899%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.604%), 03/01/2050 (A)	1,355,499	1,366,630
6.000%, TBA (C)	12,800,000	12,993,501
6.000%, 12/01/2053 to 01/01/2055	21,454,921	22,295,448
6.000%, 09/01/2054 (C)	11,925,948	12,127,372
6.500%, 12/01/2053 to 10/01/2054	7,489,712	7,919,097
Government National Mortgage Association
2.500%, 12/20/2037 to 06/20/2038	3,780,703	3,526,697
3.000%, 06/20/2043 to 10/20/2050	7,248,825	6,494,294
4.000%, 08/20/2052 (C)	15,036,049	14,229,174
4.500%, 02/20/2049	675,496	661,770
6.000%, TBA (C)	17,900,000	18,123,406
6.000%, 01/20/2053	5,578,629	5,741,504
		476,936,694
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $923,494,813)		$922,078,231
FOREIGN GOVERNMENT OBLIGATIONS – 1.3%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (D)	2,110,000	2,137,275
Chile – 0.1%
Republic of Chile 5.650%, 01/13/2037	840,000	853,451
Israel – 0.4%
State of Israel
3.875%, 07/03/2050	698,000	509,719
4.500%, 01/17/2033	353,000	332,923
5.375%, 02/19/2030	3,807,000	3,839,596
5.625%, 02/19/2035	1,430,000	1,437,472
5.750%, 03/12/2054	1,317,000	1,240,120
		7,359,830
Mexico – 0.5%
Government of Mexico
2.659%, 05/24/2031	2,747,000	2,304,804
3.500%, 02/12/2034	3,211,000	2,639,704
4.600%, 01/23/2046 to 02/10/2048	1,741,000	1,308,249
4.750%, 03/08/2044	420,000	330,259
6.875%, 05/13/2037	625,000	643,156

The accompanying notes are an integral part of the financial statements.	10

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
7.375%, 05/13/2055	$1,516,000	$1,580,551
		8,806,723
Paraguay – 0.1%
Republic of Paraguay
5.400%, 03/30/2050 (D)	2,178,000	1,905,698
6.650%, 03/04/2055 (D)	530,000	536,464
		2,442,162
Poland – 0.1%
Bank Gospodarstwa Krajowego 6.250%, 07/09/2054 (D)	1,730,000	1,757,749
Uruguay – 0.0%
Oriental Republic of Uruguay 5.250%, 09/10/2060	796,000	735,493
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $23,878,590)		$24,092,683
CORPORATE BONDS – 24.7%
Communication services – 1.1%
AT&T, Inc.
3.500%, 06/01/2041 to 09/15/2053	1,531,000	1,119,897
3.550%, 09/15/2055	929,000	644,202
3.650%, 09/15/2059	588,000	406,107
3.800%, 12/01/2057	818,000	587,476
Charter Communications Operating LLC
3.500%, 06/01/2041 to 03/01/2042	1,899,000	1,330,123
3.900%, 06/01/2052	458,000	304,235
5.250%, 04/01/2053	771,000	639,230
5.500%, 04/01/2063	328,000	270,329
6.100%, 06/01/2029	1,648,000	1,702,027
6.550%, 06/01/2034	921,000	954,520
Comcast Corp.
2.987%, 11/01/2063	702,000	407,637
4.049%, 11/01/2052	605,000	467,949
5.350%, 05/15/2053	1,014,000	963,301
Meta Platforms, Inc.
4.550%, 08/15/2031	978,000	980,302
4.750%, 08/15/2034	1,630,000	1,623,120
5.400%, 08/15/2054	1,098,000	1,094,168
5.550%, 08/15/2064	1,744,000	1,759,271
Netflix, Inc. 5.400%, 08/15/2054	1,068,000	1,074,182
Verizon Communications, Inc.
2.987%, 10/30/2056	941,000	582,713
5.500%, 02/23/2054	1,139,000	1,130,337
WarnerMedia Holdings, Inc.
5.050%, 03/15/2042	1,184,000	980,979
5.141%, 03/15/2052	992,000	765,668
		19,787,773
Consumer discretionary – 1.0%
Chevron USA, Inc.
4.819%, 04/15/2032	633,000	638,120
4.980%, 04/15/2035	634,000	639,314
Dick's Sporting Goods, Inc. 4.100%, 01/15/2052	2,025,000	1,508,100
Ford Motor Credit Company LLC 2.900%, 02/10/2029	4,692,000	4,230,106
General Motors Financial Company, Inc.
2.700%, 06/10/2031	2,385,000	2,049,499
5.350%, 01/07/2030	666,000	668,615
5.450%, 09/06/2034	751,000	734,528
Hyundai Capital America 1.300%, 01/08/2026 (D)	508,000	493,978
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Lowe's Companies, Inc.
3.500%, 04/01/2051	$761,000	$540,143
4.250%, 04/01/2052	1,808,000	1,457,963
5.850%, 04/01/2063	313,000	317,304
McDonald's Corp. 6.300%, 03/01/2038	957,000	1,052,964
The Home Depot, Inc.
3.625%, 04/15/2052	611,000	460,142
4.750%, 06/25/2029	955,000	965,211
4.850%, 06/25/2031	634,000	641,388
The Trustees of the University of Pennsylvania 3.610%, 02/15/2119	954,000	655,972
Toyota Motor Credit Corp. 4.950%, 01/09/2030	1,426,000	1,452,943
		18,506,290
Consumer staples – 1.6%
Anheuser-Busch Companies LLC 4.700%, 02/01/2036	3,297,000	3,198,505
Anheuser-Busch InBev Worldwide, Inc. 5.450%, 01/23/2039	639,000	654,382
BAT Capital Corp.
4.390%, 08/15/2037	494,000	437,842
4.540%, 08/15/2047	1,321,000	1,079,937
Bunge, Ltd. Finance Corp.
1.630%, 08/17/2025	644,000	635,175
4.200%, 09/17/2029	1,316,000	1,292,285
4.650%, 09/17/2034 (E)	2,420,000	2,339,633
Imperial Brands Finance PLC 5.875%, 07/01/2034 (D)	2,253,000	2,290,525
JBS USA LUX SA
3.000%, 05/15/2032	1,782,000	1,531,213
3.625%, 01/15/2032	1,665,000	1,498,232
3.750%, 12/01/2031	447,000	406,145
6.375%, 02/25/2055 (D)	310,000	322,931
6.500%, 12/01/2052	656,000	693,137
7.250%, 11/15/2053	1,552,000	1,785,998
Philip Morris International, Inc.
4.875%, 02/15/2028	1,803,000	1,825,717
5.000%, 11/17/2025	1,326,000	1,330,528
5.250%, 09/07/2028	751,000	768,656
5.500%, 09/07/2030	879,000	913,217
5.750%, 11/17/2032	769,000	806,565
Sysco Corp.
5.100%, 09/23/2030	1,586,000	1,608,097
5.400%, 03/23/2035	1,088,000	1,105,560
The Coca-Cola Company 5.200%, 01/14/2055	769,000	756,062
The Kroger Company 5.500%, 09/15/2054	628,000	610,128
Tyson Foods, Inc.
5.150%, 08/15/2044	350,000	328,663
5.700%, 03/15/2034	936,000	963,573
		29,182,706
Energy – 1.3%
Devon Energy Corp.
5.200%, 09/15/2034	1,640,000	1,593,795
5.750%, 09/15/2054	500,000	468,491
Diamondback Energy, Inc.
5.150%, 01/30/2030	1,182,000	1,200,022
5.200%, 04/18/2027	633,000	640,954
5.400%, 04/18/2034	871,000	875,726
5.750%, 04/18/2054	635,000	613,170
5.900%, 04/18/2064	318,000	307,842

The accompanying notes are an integral part of the financial statements.	11

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer LP
5.250%, 07/01/2029	$1,597,000	$1,621,143
5.300%, 04/15/2047	639,000	578,943
5.700%, 04/01/2035 (C)	2,942,000	2,992,859
5.950%, 05/15/2054	1,455,000	1,437,157
6.000%, 02/01/2029 (D)	1,154,000	1,175,931
6.050%, 09/01/2054	1,128,000	1,125,591
6.200%, 04/01/2055 (C)	871,000	888,181
Enterprise Products Operating LLC
4.950%, 02/15/2035	1,301,000	1,291,249
5.550%, 02/16/2055	781,000	774,760
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (D)	1,000,383	877,321
2.625%, 03/31/2036 (D)	817,000	683,715
ONEOK, Inc.
5.050%, 11/01/2034	329,000	320,939
5.700%, 11/01/2054	1,364,000	1,313,599
5.850%, 11/01/2064	255,000	245,097
Petroleos Mexicanos
2.378%, 04/15/2025	43,750	43,464
2.460%, 12/15/2025	340,100	327,893
TotalEnergies Capital SA
5.275%, 09/10/2054	656,000	628,320
5.425%, 09/10/2064	328,000	313,417
5.488%, 04/05/2054	632,000	622,781
5.638%, 04/05/2064	315,000	312,665
		23,275,025
Financials – 7.5%
American Express Company
5.085%, (5.085% to 1-30-30, then SOFR Compounded Index + 1.020%), 01/30/2031	1,415,000	1,432,616
5.442%, (5.442% to 1-30-35, then SOFR Compounded Index + 1.320%), 01/30/2036	1,447,000	1,473,673
Apollo Debt Solutions BDC 6.550%, 03/15/2032 (D)	945,000	973,610
Apollo Global Management, Inc. 5.800%, 05/21/2054	389,000	395,660
Ares Management Corp. 5.600%, 10/11/2054	953,000	923,856
Ares Strategic Income Fund 6.200%, 03/21/2032 (D)	1,259,000	1,272,884
Bain Capital Specialty Finance, Inc. 5.950%, 03/15/2030	847,000	847,671
Banco Santander SA 6.033%, 01/17/2035	600,000	624,556
Bank of America Corp.
1.734%, (1.734% to 7-22-26, then Overnight SOFR + 0.960%), 07/22/2027	3,972,000	3,820,647
5.162%, (5.162% to 1-24-30, then Overnight SOFR + 1.000%), 01/24/2031	1,342,000	1,358,584
5.511%, (5.511% to 1-24-35, then Overnight SOFR + 1.310%), 01/24/2036	898,000	917,600
5.518%, (5.518% to 10-25-34, then Overnight SOFR + 1.738%), 10/25/2035	614,000	607,716
5.744%, (5.744% to 2-12-35, then Overnight SOFR + 1.697%), 02/12/2036	1,925,000	1,937,850
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Barclays PLC
5.367%, (5.367% to 2-25-30, then Overnight SOFR + 1.230%), 02/25/2031	$1,902,000	$1,924,135
5.785%, (5.785% to 2-25-35, then Overnight SOFR + 1.590%), 02/25/2036	1,685,000	1,711,847
Blackstone Private Credit Fund
6.000%, 01/29/2032	1,413,000	1,410,871
6.000%, 11/22/2034 (D)	779,000	768,172
Blue Owl Credit Income Corp. 6.600%, 09/15/2029 (D)	1,257,000	1,291,916
BNP Paribas SA 5.786%, (5.786% to 1-13-32, then Overnight SOFR + 1.620%), 01/13/2033 (D)	1,444,000	1,480,778
BPCE SA
5.876%, (5.876% to 1-14-30, then Overnight SOFR + 1.680%), 01/14/2031 (D)	1,910,000	1,963,713
6.293%, (6.293% to 1-14-35, then Overnight SOFR + 2.040%), 01/14/2036 (D)	1,477,000	1,541,711
6.915%, (6.915% to 1-14-45, then Overnight SOFR + 2.610%), 01/14/2046 (D)	419,000	449,034
Citigroup, Inc.
4.542%, (4.542% to 9-19-29, then Overnight SOFR + 1.338%), 09/19/2030	2,639,000	2,599,680
4.786%, (4.786% to 3-4-28, then Overnight SOFR + 0.870%), 03/04/2029 (C)	2,217,000	2,223,131
5.612%, (5.612% to 3-4-55, then Overnight SOFR + 1.746%), 03/04/2056 (C)	1,522,000	1,528,121
5.827%, (5.827% to 2-13-34, then Overnight SOFR + 2.056%), 02/13/2035	695,000	698,226
6.020%, (6.020% to 1-24-35, then Overnight SOFR + 1.830%), 01/24/2036	3,284,000	3,344,798
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	624,000	643,498
Citizens Financial Group, Inc.
5.253%, (5.253% to 3-5-30, then Overnight SOFR + 1.259%), 03/05/2031 (C)	1,036,000	1,044,844
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	830,000	848,500
Deutsche Bank AG
3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	1,663,000	1,459,482
5.403%, (5.403% to 9-11-34, then Overnight SOFR + 2.050%), 09/11/2035	1,323,000	1,296,931
DNB Bank ASA 4.853%, (4.853% to 11-5-29, then Overnight SOFR + 1.050%), 11/05/2030 (D)	2,491,000	2,498,484
FS KKR Capital Corp. 6.125%, 01/15/2030 (E)	1,803,000	1,817,791

The accompanying notes are an integral part of the financial statements.	12

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Goldman Sachs Bank USA
5.283%, (5.283% to 3-18-26, then Overnight SOFR + 0.777%), 03/18/2027	$1,956,000	$1,969,667
5.414%, (5.414% to 5-21-26, then Overnight SOFR + 0.750%), 05/21/2027	3,207,000	3,241,911
HSBC Holdings PLC
4.899%, (4.899% to 3-3-28, then Overnight SOFR + 1.030%), 03/03/2029	2,531,000	2,536,267
5.130%, (5.130% to 3-3-30, then Overnight SOFR + 1.290%), 03/03/2031	2,531,000	2,536,272
5.450%, (5.450% to 3-3-35, then Overnight SOFR + 1.560%), 03/03/2036	1,345,000	1,342,713
5.874%, (5.874% to 11-18-34, then Overnight SOFR + 1.900%), 11/18/2035	1,868,000	1,866,015
JPMorgan Chase & Co.
4.603%, (4.603% to 10-22-29, then Overnight SOFR + 1.040%), 10/22/2030	2,540,000	2,520,156
4.946%, (4.946% to 10-22-34, then Overnight SOFR + 1.340%), 10/22/2035	928,000	912,472
5.140%, (5.140% to 1-24-30, then Overnight SOFR + 0.900%), 01/24/2031	1,572,000	1,594,210
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	978,000	986,952
5.502%, (5.502% to 1-24-35, then Overnight SOFR + 1.315%), 01/24/2036	1,572,000	1,612,931
Mastercard, Inc.
4.350%, 01/15/2032	2,298,000	2,254,935
4.550%, 01/15/2035	1,969,000	1,923,017
Morgan Stanley
5.042%, (5.042% to 7-19-29, then Overnight SOFR + 1.215%), 07/19/2030	2,933,000	2,956,452
5.230%, (5.230% to 1-15-30, then Overnight SOFR + 1.108%), 01/15/2031	3,766,000	3,824,075
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029	1,239,000	1,267,882
5.587%, (5.587% to 1-18-35, then Overnight SOFR + 1.418%), 01/18/2036	2,812,000	2,882,053
5.831%, (5.831% to 4-19-34, then Overnight SOFR + 1.580%), 04/19/2035	2,898,000	3,020,089
Morgan Stanley Bank NA
4.952%, (4.952% to 1-14-27, then Overnight SOFR + 1.080%), 01/14/2028	2,720,000	2,737,247
4.968%, (4.968% to 7-14-27, then Overnight SOFR + 0.930%), 07/14/2028	2,366,000	2,385,396
5.016%, (5.016% to 1-12-28, then Overnight SOFR + 0.906%), 01/12/2029	5,079,000	5,126,672
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
National Rural Utilities Cooperative Finance Corp.
4.750%, 02/07/2028	$1,271,000	$1,281,536
4.950%, 02/07/2030	1,090,000	1,103,576
New York Life Global Funding 5.350%, 01/23/2035 (D)	373,000	383,367
Oaktree Specialty Lending Corp. 6.340%, 02/27/2030	1,078,000	1,085,537
Santander Holdings USA, Inc. 6.342%, (6.342% to 5-31-34, then Overnight SOFR + 2.138%), 05/31/2035	1,796,000	1,867,121
Societe Generale SA
7.132%, (7.132% to 1-19-54, then 1 Year CMT + 2.950%), 01/19/2055 (D)	334,000	342,923
7.367%, 01/10/2053 (D)	334,000	350,977
State Street Corp.
4.536%, 02/28/2028	2,534,000	2,542,465
4.729%, 02/28/2030	2,534,000	2,544,010
Swedbank AB 4.998%, 11/20/2029 (D)	1,868,000	1,893,709
The Bank of New York Mellon Corp. 4.942%, (4.942% to 2-11-30, then Overnight SOFR + 0.887%), 02/11/2031	1,800,000	1,819,331
The Goldman Sachs Group, Inc.
4.692%, (4.692% to 10-23-29, then Overnight SOFR + 1.135%), 10/23/2030 (E)	1,905,000	1,890,568
5.016%, (5.016% to 10-23-34, then Overnight SOFR + 1.420%), 10/23/2035	2,813,000	2,750,811
5.049%, (5.049% to 7-23-29, then Overnight SOFR + 1.210%), 07/23/2030	974,000	980,748
5.207%, (5.207% to 1-28-30, then Overnight SOFR + 1.078%), 01/28/2031	2,512,000	2,542,753
5.330%, (5.330% to 7-23-34, then Overnight SOFR + 1.550%), 07/23/2035	1,956,000	1,957,095
5.734%, (5.734% to 1-28-55, then Overnight SOFR + 1.696%), 01/28/2056	895,000	911,963
The PNC Financial Services Group, Inc. 4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	1,460,000	1,447,802
UBS Group AG
3.091%, (3.091% to 5-14-31, then Overnight SOFR + 1.730%), 05/14/2032 (D)	1,028,000	918,725
4.194%, (4.194% to 4-1-30, then Overnight SOFR + 3.730%), 04/01/2031 (D)	1,013,000	976,648
5.379%, (5.379% to 9-6-44, then 1 Year SOFR ICE Swap Rate + 1.860%), 09/06/2045 (D)	1,865,000	1,822,842
Wells Fargo & Company
4.897%, (4.897% to 7-25-32, then Overnight SOFR + 2.100%), 07/25/2033	1,004,000	990,202
5.244%, (5.244% to 1-24-30, then Overnight SOFR + 1.110%), 01/24/2031	2,057,000	2,090,694

The accompanying notes are an integral part of the financial statements.	13

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (continued)
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	$623,000	$638,801
5.707%, (5.707% to 4-22-27, then Overnight SOFR + 1.070%), 04/22/2028	990,000	1,010,109
6.303%, (6.303% to 10-23-28, then Overnight SOFR + 1.790%), 10/23/2029	634,000	666,794
		135,441,077
Health care – 3.4%
AbbVie, Inc.
3.200%, 11/21/2029	2,334,000	2,198,241
4.050%, 11/21/2039	663,000	587,085
4.250%, 11/21/2049	2,296,000	1,951,590
4.500%, 05/14/2035	1,373,000	1,323,422
4.550%, 03/15/2035	1,562,000	1,513,030
4.800%, 03/15/2027	1,583,000	1,596,563
4.875%, 03/15/2030	1,269,000	1,284,307
4.950%, 03/15/2031	950,000	965,088
5.050%, 03/15/2034	1,583,000	1,599,857
5.200%, 03/15/2035	1,474,000	1,505,979
5.600%, 03/15/2055	145,000	150,295
Alcon Finance Corp. 5.375%, 12/06/2032 (D)	2,468,000	2,524,602
Amgen, Inc.
5.600%, 03/02/2043	913,000	919,695
5.650%, 03/02/2053	845,000	847,263
Astrazeneca Finance LLC 5.000%, 02/26/2034	1,280,000	1,296,278
Becton, Dickinson and Company 5.081%, 06/07/2029	624,000	634,547
CommonSpirit Health 3.347%, 10/01/2029	587,000	553,659
CVS Health Corp.
4.780%, 03/25/2038	694,000	629,646
5.550%, 06/01/2031	1,259,000	1,286,092
Elevance Health, Inc.
4.750%, 02/15/2030	1,558,000	1,563,015
4.950%, 11/01/2031	1,247,000	1,248,124
5.150%, 06/15/2029	1,380,000	1,407,286
5.200%, 02/15/2035	1,273,000	1,273,987
5.375%, 06/15/2034	618,000	626,047
5.700%, 02/15/2055	623,000	613,237
Eli Lilly & Company
4.200%, 08/14/2029	1,990,000	1,975,876
4.600%, 08/14/2034	1,640,000	1,616,329
4.700%, 02/09/2034	1,258,000	1,246,945
4.900%, 02/12/2032	1,268,000	1,288,039
5.050%, 08/14/2054	153,000	147,174
5.100%, 02/12/2035 to 02/09/2064	1,312,000	1,297,473
5.500%, 02/12/2055	789,000	814,312
5.600%, 02/12/2065	870,000	900,903
Gilead Sciences, Inc. 4.000%, 09/01/2036	640,000	581,776
HCA, Inc.
3.625%, 03/15/2032	1,010,000	914,170
4.125%, 06/15/2029	3,354,000	3,254,490
5.250%, 06/15/2049	1,128,000	1,012,791
5.500%, 03/01/2032	1,089,000	1,104,036
5.750%, 03/01/2035	726,000	739,082
5.900%, 06/01/2053	1,746,000	1,702,824
6.200%, 03/01/2055	869,000	884,643
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Merck & Company, Inc. 2.350%, 06/24/2040	$1,184,000	$837,298
Pfizer Investment Enterprises Pte, Ltd.
4.750%, 05/19/2033	1,526,000	1,511,535
5.300%, 05/19/2053	1,975,000	1,909,657
5.340%, 05/19/2063	803,000	766,203
Stryker Corp.
4.850%, 02/10/2030	1,789,000	1,800,978
5.200%, 02/10/2035	847,000	859,756
The Cigna Group 5.600%, 02/15/2054	431,000	417,563
UnitedHealth Group, Inc.
3.050%, 05/15/2041	294,000	218,350
4.600%, 04/15/2027 (E)	1,308,000	1,314,411
5.500%, 07/15/2044	332,000	331,394
5.625%, 07/15/2054	794,000	792,464
5.750%, 07/15/2064	675,000	674,337
5.875%, 02/15/2053	1,224,000	1,264,029
		62,277,773
Industrials – 2.1%
Burlington Northern Santa Fe LLC
4.450%, 01/15/2053	250,000	217,693
5.200%, 04/15/2054	664,000	647,811
Caterpillar Financial Services Corp.
4.375%, 08/16/2029	1,305,000	1,299,496
4.450%, 10/16/2026	1,305,000	1,309,479
4.850%, 02/27/2029	1,256,000	1,274,071
5.000%, 05/14/2027	1,904,000	1,932,358
Crowley Conro LLC 4.181%, 08/15/2043	675,803	614,882
Deere & Company
5.450%, 01/16/2035	2,860,000	2,975,253
5.700%, 01/19/2055	1,323,000	1,402,669
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	2,061,000	2,047,656
Embraer Netherlands Finance BV 5.980%, 02/11/2035	1,959,000	2,006,114
Howmet Aerospace, Inc. 4.850%, 10/15/2031	848,000	846,064
John Deere Capital Corp.
4.150%, 09/15/2027	1,248,000	1,242,655
4.500%, 01/08/2027	1,568,000	1,575,881
4.650%, 01/07/2028	1,568,000	1,584,783
4.850%, 06/11/2029	207,000	210,259
5.050%, 06/12/2034	1,437,000	1,458,844
5.100%, 04/11/2034	1,582,000	1,603,904
5.150%, 09/08/2026	1,166,000	1,181,446
Lockheed Martin Corp.
4.800%, 08/15/2034	1,305,000	1,283,436
5.200%, 02/15/2055 to 02/15/2064	1,853,000	1,773,495
Republic Services, Inc. 5.000%, 11/15/2029	746,000	757,932
Rollins, Inc. 5.250%, 02/24/2035 (D)	762,000	768,329
RTX Corp. 6.400%, 03/15/2054	1,290,000	1,440,652
The Boeing Company
5.805%, 05/01/2050	1,105,000	1,065,858
6.858%, 05/01/2054	654,000	720,498
Uber Technologies, Inc.
4.800%, 09/15/2034	1,611,000	1,570,580
5.350%, 09/15/2054	756,000	719,550
Union Pacific Corp.
2.375%, 05/20/2031	595,000	525,051
2.800%, 02/14/2032	807,000	715,546

The accompanying notes are an integral part of the financial statements.	14

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Waste Management, Inc. 4.950%, 03/15/2035	$1,203,000	$1,204,019
		37,976,264
Information technology – 2.8%
Accenture Capital, Inc.
3.900%, 10/04/2027	817,000	809,390
4.050%, 10/04/2029	595,000	585,270
4.250%, 10/04/2031	2,538,000	2,483,626
4.500%, 10/04/2034	1,396,000	1,354,459
Apple, Inc.
2.375%, 02/08/2041	455,000	323,529
2.650%, 05/11/2050 to 02/08/2051	879,000	563,540
3.950%, 08/08/2052	1,197,000	980,375
Broadcom, Inc.
2.450%, 02/15/2031 (D)	979,000	860,056
3.150%, 11/15/2025	733,000	725,865
4.150%, 02/15/2028	1,559,000	1,543,053
4.550%, 02/15/2032	1,586,000	1,552,501
4.800%, 10/15/2034	2,221,000	2,174,484
4.926%, 05/15/2037 (D)	894,000	867,168
5.050%, 07/12/2029	2,283,000	2,314,585
5.150%, 11/15/2031	2,949,000	2,999,853
Cadence Design Systems, Inc.
4.200%, 09/10/2027	1,183,000	1,174,811
4.300%, 09/10/2029	3,284,000	3,245,142
4.700%, 09/10/2034	3,054,000	2,980,150
Cisco Systems, Inc.
4.550%, 02/24/2028	1,903,000	1,913,407
4.750%, 02/24/2030	1,903,000	1,923,092
4.950%, 02/24/2032	1,633,000	1,654,096
5.100%, 02/24/2035	2,177,000	2,213,307
Foundry JV Holdco LLC
5.500%, 01/25/2031 (D)	1,377,000	1,402,088
5.900%, 01/25/2033 (D)	841,000	867,314
6.100%, 01/25/2036 (D)	899,000	936,164
6.200%, 01/25/2037 (D)	1,205,000	1,265,686
6.300%, 01/25/2039 (D)	344,000	364,999
Hewlett Packard Enterprise Company 5.600%, 10/15/2054	795,000	773,725
Intel Corp.
2.800%, 08/12/2041	538,000	359,698
3.250%, 11/15/2049	313,000	201,377
5.600%, 02/21/2054	316,000	293,361
5.625%, 02/10/2043	359,000	344,114
5.700%, 02/10/2053	585,000	549,869
5.900%, 02/10/2063	872,000	836,310
Intuit, Inc. 5.500%, 09/15/2053	219,000	222,103
KLA Corp.
3.300%, 03/01/2050	513,000	365,591
4.700%, 02/01/2034	1,264,000	1,247,838
Micron Technology, Inc. 5.375%, 04/15/2028	3,133,000	3,189,736
Oracle Corp.
4.000%, 07/15/2046	1,086,000	852,844
5.375%, 09/27/2054	149,000	139,385
Texas Instruments, Inc.
5.000%, 03/14/2053	747,000	707,997
5.050%, 05/18/2063	919,000	858,283
5.150%, 02/08/2054	631,000	610,787
		51,631,028
Materials – 0.5%
BHP Billiton Finance USA, Ltd.
5.125%, 02/21/2032	1,120,000	1,134,474
5.300%, 02/21/2035	1,634,000	1,660,156
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
CRH America Finance, Inc. 5.500%, 01/09/2035	$1,004,000	$1,025,880
CRH SMW Finance DAC 5.125%, 01/09/2030	1,004,000	1,018,680
Glencore Funding LLC 5.634%, 04/04/2034 (D)	739,000	749,439
Newmont Corp. 5.350%, 03/15/2034	930,000	948,681
The Dow Chemical Company
5.350%, 03/15/2035 (C)	1,631,000	1,626,589
5.950%, 03/15/2055 (C)	544,000	538,906
		8,702,805
Real estate – 1.1%
Agree LP
2.000%, 06/15/2028	976,000	897,986
2.600%, 06/15/2033	266,000	219,219
4.800%, 10/01/2032	587,000	575,245
American Homes 4 Rent LP
3.625%, 04/15/2032	1,077,000	985,028
4.300%, 04/15/2052	483,000	392,631
5.500%, 07/15/2034	440,000	444,469
Brixmor Operating Partnership LP 2.500%, 08/16/2031	1,031,000	887,266
Crown Castle, Inc.
2.100%, 04/01/2031	1,059,000	898,492
2.900%, 04/01/2041	571,000	411,322
5.200%, 09/01/2034	1,301,000	1,291,299
5.800%, 03/01/2034	1,935,000	2,006,795
Essex Portfolio LP
2.550%, 06/15/2031	556,000	486,140
5.500%, 04/01/2034	656,000	668,092
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	186,000	155,511
4.150%, 04/15/2032	1,073,000	1,007,287
4.875%, 02/01/2035	952,000	919,990
Kimco Realty OP LLC 4.850%, 03/01/2035	858,000	833,183
Realty Income Corp.
2.100%, 03/15/2028	604,000	561,743
2.850%, 12/15/2032	780,000	673,364
3.400%, 01/15/2030	646,000	608,460
4.900%, 07/15/2033	928,000	915,906
Regency Centers LP
2.950%, 09/15/2029	1,476,000	1,375,573
5.250%, 01/15/2034	1,265,000	1,275,574
STORE Capital Corp.
2.700%, 12/01/2031	375,000	319,977
2.750%, 11/18/2030	953,000	834,104
Sun Communities Operating LP 4.200%, 04/15/2032	1,179,000	1,105,325
		20,749,981
Utilities – 2.3%
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	389,000	335,075
Baltimore Gas and Electric Company 2.250%, 06/15/2031	835,000	725,048
CenterPoint Energy Houston Electric LLC 3.600%, 03/01/2052	617,000	457,916
Chile Electricity Lux MPC II Sarl 5.580%, 10/20/2035 (D)	775,000	767,932
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	187,000	126,504
5.375%, 05/15/2034	961,000	988,408
5.500%, 03/15/2034 to 03/15/2055	2,717,000	2,757,354

The accompanying notes are an integral part of the financial statements.	15

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Consolidated Edison Company of New York, Inc. (continued)
5.700%, 05/15/2054	$640,000	$649,012
Consumers Energy Company 4.700%, 01/15/2030	710,000	713,226
DTE Electric Company
2.950%, 03/01/2050	975,000	659,860
3.650%, 03/01/2052	446,000	338,072
DTE Energy Company
5.200%, 04/01/2030	1,361,000	1,380,297
5.850%, 06/01/2034	896,000	932,812
Duke Energy Carolinas LLC
2.550%, 04/15/2031	381,000	336,670
2.850%, 03/15/2032	1,037,000	913,620
3.550%, 03/15/2052	755,000	549,653
5.250%, 03/15/2035	907,000	920,385
5.350%, 01/15/2053	730,000	712,245
Duke Energy Corp. 3.500%, 06/15/2051	517,000	360,765
Duke Energy Florida LLC 2.400%, 12/15/2031	832,000	719,271
Duke Energy Progress LLC
2.500%, 08/15/2050	842,000	503,424
3.700%, 10/15/2046	190,000	144,618
Entergy Arkansas LLC
2.650%, 06/15/2051	752,000	460,157
5.150%, 01/15/2033	1,252,000	1,271,295
Exelon Corp.
5.125%, 03/15/2031	1,089,000	1,102,100
5.875%, 03/15/2055	1,253,000	1,265,889
6.500%, (6.500% to 3-15-35, then 5 Year CMT + 1.975%), 03/15/2055	989,000	990,905
FirstEnergy Pennsylvania Electric Company
3.250%, 03/15/2028 (D)	813,000	782,593
4.300%, 01/15/2029 (D)	981,000	967,542
5.150%, 03/30/2026 (D)	626,000	628,347
5.200%, 04/01/2028 (D)	642,000	650,920
Georgia Power Company 5.200%, 03/15/2035 (C)	327,000	329,218
Jersey Central Power & Light Company
2.750%, 03/01/2032 (D)	917,000	793,407
5.100%, 01/15/2035 (D)	746,000	740,827
MidAmerican Energy Company 2.700%, 08/01/2052	723,000	449,653
Mississippi Power Company
3.100%, 07/30/2051	1,001,000	668,077
4.250%, 03/15/2042	425,000	365,609
Northern States Power Company 5.400%, 03/15/2054	505,000	501,295
NSTAR Electric Company
5.200%, 03/01/2035	490,000	491,695
5.400%, 06/01/2034	964,000	988,451
Oncor Electric Delivery Company LLC 5.550%, 06/15/2054	458,000	453,326
Pacific Gas & Electric Company
3.500%, 08/01/2050	317,000	216,165
3.950%, 12/01/2047	1,885,000	1,416,207
4.200%, 06/01/2041	485,000	394,374
4.750%, 02/15/2044	281,000	240,469
4.950%, 07/01/2050	2,384,000	2,056,612
PECO Energy Company 2.850%, 09/15/2051	1,007,000	649,339
PPL Capital Funding, Inc. 5.250%, 09/01/2034	1,263,000	1,261,699
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Public Service Company of Oklahoma 3.150%, 08/15/2051	$565,000	$373,545
Public Service Electric & Gas Company
1.900%, 08/15/2031	1,435,000	1,218,148
2.050%, 08/01/2050	232,000	124,688
2.700%, 05/01/2050	390,000	246,158
5.000%, 03/01/2035	955,000	961,270
5.500%, 03/01/2055	379,000	380,811
Public Service Enterprise Group, Inc. 5.450%, 04/01/2034	1,075,000	1,091,905
Sempra 6.550%, (6.550% to 4-1-35, then 5 Year CMT + 2.138%), 04/01/2055	185,000	179,624
Southern California Edison Company 4.125%, 03/01/2048	629,000	483,214
Virginia Electric & Power Company 2.950%, 11/15/2051	835,000	535,936
		41,723,637
TOTAL CORPORATE BONDS (Cost $451,240,501)		$449,254,359
MUNICIPAL BONDS – 0.2%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	600,000	381,905
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	1,115,000	1,276,983
North Texas Tollway Authority 6.718%, 01/01/2049	459,000	528,413
Ohio State University 4.800%, 06/01/2111	600,000	536,920
Port Authority of New York & New Jersey 4.458%, 10/01/2062	1,010,000	886,461
TOTAL MUNICIPAL BONDS (Cost $4,182,713)		$3,610,682
COLLATERALIZED MORTGAGE OBLIGATIONS – 18.0%
Commercial and residential – 1.7%
Angel Oak Mortgage Trust LLC
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(F)	170,742	159,086
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(F)	130,737	124,560
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(F)	709,319	596,232
BANK Series 2022-BNK44, Class A5 5.744%, 11/15/2055 (F)	687,000	724,654
BANK5 Trust Series 2025-5YR13, Class A3 5.753%, 01/15/2058 (F)	1,181,000	1,230,001
BBCMS Mortgage Trust
Series 2018-C2, Class ASB, 4.236%, 12/15/2051	259,526	257,118
Series 2025-5C33, Class A4, 5.839%, 03/15/2058 (C)	3,537,000	3,690,120
BBCMS Trust Series 2025-C32, Class A5 5.720%, 02/15/2062	1,173,000	1,243,987
Benchmark Mortgage Trust Series 2025-V13, Class A4 5.815%, 02/15/2058 (F)	1,394,000	1,456,238
BMO Mortgage Trust Series 2025-C11, Class A5 5.687%, 02/15/2058	1,473,000	1,552,566

The accompanying notes are an integral part of the financial statements.	16

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	$371,967	$361,245
BX Commercial Mortgage Trust Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) 5.126%, 09/15/2036 (A)(D)	4,003,000	3,977,981
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(F)	929,166	769,595
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(F)	986,503	818,346
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2015-LC23, Class A3 3.521%, 10/10/2048	622,767	619,717
GS Mortgage Securities Trust
Series 2015-GC32, Class A3, 3.498%, 07/10/2048	318,354	317,658
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	1,786,000	1,532,529
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	98,105	97,585
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class A3 3.393%, 12/15/2049	314,000	307,664
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(F)	363,406	316,502
Morgan Stanley Capital I Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	662,638	573,776
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(F)	273,902	259,173
Starwood Mortgage Residential Trust
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(F)	338,094	326,346
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(F)	296,892	281,166
Series 2021-1, Class A1, 1.219%, 05/25/2065 (D)(F)	470,028	436,421
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(F)	830,889	742,406
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A (1 month CME Term SOFR + 1.443%) 5.750%, 03/15/2042 (A)(D)	1,477,000	1,473,308
Verus Securitization Trust
Series 2019-INV3, Class A1, 3.692%, 11/25/2059 (D)(F)	240,566	237,338
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(F)	619,815	549,500
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(F)	653,907	563,507
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(F)	806,929	675,802
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(F)	2,064,233	1,753,237
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust (continued)
Series 2021-7, Class A1 (1.829% to 11-1-25, then 2.829% thereafter), 1.829%, 10/25/2066 (D)(F)	$854,243	$765,373
Series 2021-8, Class A1, 1.824%, 11/25/2066 (D)(F)	847,684	769,182
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(F)	380,820	359,999
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(F)	332,625	311,871
Wells Fargo Commercial Mortgage Trust Series 2025-C64, Class A5 5.645%, 02/15/2058	1,817,000	1,905,685
		32,137,474
U.S. Government Agency – 16.3%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	1,386,780	1,268,551
Series 271, Class F5 (30 day Average SOFR + 0.614%), 4.953%, 08/15/2042 (A)	524,601	518,104
Series 272, Class F1 (30 day Average SOFR + 0.614%), 4.953%, 08/15/2042 (A)	816,346	806,268
Series 280, Class F1 (30 day Average SOFR + 0.614%), 4.953%, 09/15/2042 (A)	835,999	825,620
Series 326, Class F2 (30 day Average SOFR + 0.664%), 5.003%, 03/15/2044 (A)	679,362	671,236
Series 3693, Class FC (30 day Average SOFR + 0.614%), 4.953%, 07/15/2040 (A)	455,708	453,688
Series 3919, Class FA (30 day Average SOFR + 0.614%), 4.953%, 09/15/2041 (A)	429,659	427,577
Series 3958, Class AF (30 day Average SOFR + 0.564%), 4.903%, 11/15/2041 (A)	406,661	403,929
Series 3975, Class FA (30 day Average SOFR + 0.604%), 4.943%, 12/15/2041 (A)	382,160	380,330
Series 3990, Class FG (30 day Average SOFR + 0.564%), 4.903%, 01/15/2042 (A)	475,325	472,209
Series 4059, Class FP (30 day Average SOFR + 0.564%), 4.903%, 06/15/2042 (A)	538,939	534,940
Series 4091, Class BX, 3.250%, 10/15/2041	891,323	828,017
Series 4091, Class EX, 3.375%, 07/15/2042	565,443	526,668
Series 4091, Class FN (30 day Average SOFR + 0.514%), 4.853%, 08/15/2042 (A)	525,492	519,874
Series 4091, Class MX, 3.250%, 02/15/2042	674,551	623,666
Series 4117, Class HB, 2.500%, 10/15/2042	624,001	550,312
Series 4122, Class FP (30 day Average SOFR + 0.514%), 4.853%, 10/15/2042 (A)	584,324	575,283
Series 4160, Class HP, 2.500%, 01/15/2033	607,039	578,248

The accompanying notes are an integral part of the financial statements.	17

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4184, Class FN (30 day Average SOFR + 0.464%), 4.803%, 03/15/2043 (A)	$310,758	$306,917
Series 4205, Class PA, 1.750%, 05/15/2043	690,750	588,274
Series 4240, Class FA (30 day Average SOFR + 0.614%), 4.953%, 08/15/2043 (A)	1,497,650	1,479,319
Series 4281, Class FA (30 day Average SOFR + 0.514%), 4.853%, 12/15/2043 (A)	247,810	245,962
Series 4286, Class VF (30 day Average SOFR + 0.564%), 4.903%, 12/15/2043 (A)	1,220,506	1,204,273
Series 4303, Class FA (30 day Average SOFR + 0.464%), 4.803%, 02/15/2044 (A)	439,859	434,693
Series 4427, Class CE, 3.000%, 02/15/2034	172,067	169,321
Series 4446, Class CP, 2.250%, 03/15/2045	684,010	601,290
Series 4527, Class GA, 3.000%, 02/15/2044	1,100,112	1,047,741
Series 4533, Class AB, 3.000%, 06/15/2044	1,603,518	1,529,838
Series 4544, Class P, 2.500%, 01/15/2046	3,624,605	3,151,478
Series 4582, Class HA, 3.000%, 09/15/2045	2,798,897	2,633,973
Series 4587, Class AF (30 day Average SOFR + 0.464%), 4.803%, 06/15/2046 (A)	813,026	806,265
Series 4604, Class FB (30 day Average SOFR + 0.514%), 4.853%, 08/15/2046 (A)	1,490,509	1,473,720
Series 4611, Class BF (30 day Average SOFR + 0.514%), 4.853%, 06/15/2041 (A)	5,630,341	5,602,863
Series 4620, Class LF (30 day Average SOFR + 0.514%), 4.853%, 10/15/2046 (A)	817,082	809,486
Series 4628, Class KF (30 day Average SOFR + 0.614%), 4.953%, 01/15/2055 (A)	858,582	844,842
Series 4709, Class FA (30 day Average SOFR + 0.414%), 4.753%, 08/15/2047 (A)	596,657	588,218
Series 4719, Class LA, 3.500%, 09/15/2047	818,974	754,169
Series 4719, Class LM, 3.000%, 09/15/2047	594,955	529,184
Series 4742, Class PA, 3.000%, 10/15/2047	947,943	861,413
Series 4753, Class BD, 3.000%, 01/15/2048	675,000	603,749
Series 4826, Class KF (30 day Average SOFR + 0.414%), 4.753%, 09/15/2048 (A)	484,735	473,666
Series 4854, Class FB (30 day Average SOFR + 0.414%), 4.753%, 01/15/2049 (A)	1,548,018	1,527,120
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4857, Class JA, 3.350%, 01/15/2049	$2,406,908	$2,281,862
Series 4880, Class DA, 3.000%, 05/15/2050	1,465,437	1,336,479
Series 4903, Class NF (30 day Average SOFR + 0.514%), 4.866%, 08/25/2049 (A)	499,810	491,368
Series 4927, Class BG, 3.000%, 11/25/2049	1,099,405	1,008,097
Series 4937, Class MD, 2.500%, 10/25/2049	1,098,414	968,876
Series 4940, Class AG, 3.000%, 05/15/2040	674,343	633,207
Series 4941, Class GA, 2.000%, 12/15/2047	630,427	527,008
Series 4954, Class LB, 2.500%, 02/25/2050	505,356	441,291
Series 4957, Class MY, 3.000%, 02/25/2050	712,000	590,052
Series 4988, Class KF (30 day Average SOFR + 0.464%), 4.816%, 07/25/2050 (A)	848,819	843,282
Series 4993, Class KF (30 day Average SOFR + 0.564%), 4.916%, 07/25/2050 (A)	4,459,332	4,328,940
Series 5004, Class FM (30 day Average SOFR + 0.464%), 4.816%, 08/25/2050 (A)	900,395	865,011
Series 5020, Class ET, 3.500%, 10/25/2050	945,767	862,353
Series 5058, Class BC, 5.000%, 11/25/2050	678,835	670,060
Series 5091, Class AB, 1.500%, 03/25/2051	1,990,696	1,604,050
Series 5092, Class HE, 2.000%, 02/25/2051	1,103,096	905,380
Series 5114, Class AD, 1.500%, 08/25/2047	4,246,325	3,640,461
Series 5116, Class PB, 2.250%, 02/25/2051	1,165,465	1,017,287
Series 5118, Class CA, 1.500%, 10/15/2033	1,095,000	996,206
Series 5119, Class AB, 1.500%, 08/25/2049	524,486	416,078
Series 5119, Class QF (30 day Average SOFR + 0.200%), 4.552%, 06/25/2051 (A)	1,327,440	1,252,096
Series 5178, Class TP, 2.500%, 04/25/2049	1,287,365	1,130,861
Series 5182, Class M, 2.500%, 05/25/2049	756,777	676,511
Series 5201, Class CA, 2.500%, 07/25/2048	1,068,222	968,558
Series 5202, Class BH, 2.000%, 12/25/2047	671,489	613,444
Series 5202, Class KA, 2.500%, 06/25/2049	1,022,244	908,711
Series 5202, Class TA, 2.500%, 12/25/2048	1,962,231	1,788,385
Series 5206, Class CD, 3.500%, 05/25/2049	1,316,525	1,222,169

The accompanying notes are an integral part of the financial statements.	18

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5207, Class PA, 3.000%, 06/25/2051	$1,505,065	$1,338,769
Series 5209, Class EA, 3.000%, 08/25/2050	1,096,723	1,003,260
Series 5209, Class EJ, 3.000%, 08/25/2050	1,096,723	1,003,260
Series 5210, Class DC, 3.000%, 09/25/2051	1,047,599	971,394
Series 5220, Class QK, 3.500%, 09/25/2050	2,145,553	2,035,442
Series 5228, Class TN, 3.500%, 07/25/2039	725,851	690,821
Series 5335, Class FB (30 day Average SOFR + 0.814%), 5.153%, 10/15/2039 (A)	1,987,726	1,997,460
Series 5338, Class FH (30 day Average SOFR + 0.414%), 4.753%, 04/15/2045 (A)	1,794,531	1,757,338
Series 5396, Class HF (30 day Average SOFR + 0.950%), 5.302%, 04/25/2054 (A)	2,610,981	2,630,050
Series 5399, Class FB (30 day Average SOFR + 0.900%), 5.252%, 04/25/2054 (A)	1,514,744	1,510,998
Series 5410, Class JY, 3.000%, 03/15/2044	1,107,000	953,502
Series 5451, Class FD (30 day Average SOFR + 0.514%), 4.853%, 01/15/2044 (A)	853,712	841,505
Series 5452, Class KY, 3.000%, 03/15/2044	1,168,000	1,015,219
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	54,782	55,538
Series 2010-107, Class FB (30 day Average SOFR + 0.524%), 4.876%, 09/25/2040 (A)	421,335	418,831
Series 2011-111, Class DB, 4.000%, 11/25/2041	847,466	813,652
Series 2011-117, Class AF (30 day Average SOFR + 0.564%), 4.916%, 11/25/2041 (A)	378,514	375,924
Series 2011-117, Class FA (30 day Average SOFR + 0.564%), 4.916%, 11/25/2041 (A)	869,433	863,627
Series 2011-127, Class FC (30 day Average SOFR + 0.564%), 4.916%, 12/25/2041 (A)	402,614	399,650
Series 2011-142, Class EF (30 day Average SOFR + 0.614%), 4.966%, 01/25/2042 (A)	451,089	448,896
Series 2011-55, Class FH (30 day Average SOFR + 0.554%), 4.906%, 06/25/2041 (A)	312,156	310,563
Series 2012-106, Class FA (30 day Average SOFR + 0.454%), 4.806%, 10/25/2042 (A)	367,627	363,175
Series 2012-12, Class FA (30 day Average SOFR + 0.614%), 4.966%, 02/25/2042 (A)	399,278	397,279
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2012-133, Class JF (30 day Average SOFR + 0.464%), 4.816%, 12/25/2042 (A)	$669,618	$656,985
Series 2012-151, Class NX, 1.500%, 01/25/2043	596,193	506,228
Series 2012-47, Class JF (30 day Average SOFR + 0.614%), 4.966%, 05/25/2042 (A)	534,668	531,957
Series 2013-11, Class AP, 1.500%, 01/25/2043	2,026,064	1,847,356
Series 2013-15, Class FA (30 day Average SOFR + 0.464%), 4.816%, 03/25/2043 (A)	803,279	788,420
Series 2013-43, Class BP, 1.750%, 05/25/2043	855,731	730,079
Series 2013-49, Class AP, 1.750%, 05/25/2043	455,147	380,954
Series 2014-17, Class DY, 3.500%, 04/25/2044	1,170,000	1,069,210
Series 2014-25, Class EL, 3.000%, 05/25/2044	781,601	716,185
Series 2014-74, Class FC (30 day Average SOFR + 0.514%), 4.866%, 11/25/2044 (A)	434,074	427,344
Series 2015-26, Class GF (30 day Average SOFR + 0.414%), 4.766%, 05/25/2045 (A)	1,183,756	1,159,880
Series 2015-32, Class FA (30 day Average SOFR + 0.414%), 4.766%, 05/25/2045 (A)	739,980	722,909
Series 2015-48, Class FB (30 day Average SOFR + 0.414%), 4.766%, 07/25/2045 (A)	886,381	866,353
Series 2015-72, Class GL, 3.000%, 10/25/2045	562,000	486,456
Series 2015-8, Class AP, 2.000%, 03/25/2045	1,428,728	1,270,463
Series 2015-84, Class PA, 1.700%, 08/25/2033	1,036,284	966,902
Series 2016-11, Class CF (30 day Average SOFR + 0.464%), 4.816%, 03/25/2046 (A)	417,303	412,054
Series 2016-11, Class FG (30 day Average SOFR + 0.464%), 4.816%, 03/25/2046 (A)	565,061	558,169
Series 2016-19, Class FD (30 day Average SOFR + 0.514%), 4.866%, 04/25/2046 (A)	2,616,239	2,593,000
Series 2016-22, Class FA (30 day Average SOFR + 0.514%), 4.866%, 04/25/2046 (A)	1,067,133	1,056,629
Series 2016-22, Class FG (30 day Average SOFR + 0.514%), 4.866%, 04/25/2046 (A)	934,103	924,708
Series 2016-3, Class PL, 2.500%, 02/25/2046	5,800,300	4,960,925
Series 2016-48, Class MA, 2.000%, 06/25/2038	2,261,718	2,092,798
Series 2016-57, Class PC, 1.750%, 06/25/2046	4,993,371	4,225,001

The accompanying notes are an integral part of the financial statements.	19

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2016-61, Class BF (30 day Average SOFR + 0.514%), 4.866%, 09/25/2046 (A)	$259,281	$257,980
Series 2016-64, Class BC, 1.750%, 09/25/2046	1,028,877	944,828
Series 2016-69, Class BF (30 day Average SOFR + 0.514%), 4.866%, 10/25/2046 (A)	862,584	854,544
Series 2016-75, Class FE (30 day Average SOFR + 0.514%), 4.866%, 10/25/2046 (A)	671,929	665,824
Series 2016-78, Class FA (30 day Average SOFR + 0.514%), 4.866%, 03/25/2044 (A)	445,829	440,564
Series 2016-79, Class FH (30 day Average SOFR + 0.514%), 4.866%, 11/25/2046 (A)	674,276	668,237
Series 2016-82, Class FE (30 day Average SOFR + 0.514%), 4.866%, 11/25/2046 (A)	1,496,772	1,483,749
Series 2016-82, Class FH (30 day Average SOFR + 0.514%), 4.866%, 11/25/2046 (A)	1,374,594	1,361,515
Series 2016-84, Class FB (30 day Average SOFR + 0.514%), 4.866%, 11/25/2046 (A)	654,393	648,008
Series 2016-86, Class FE (30 day Average SOFR + 0.514%), 4.866%, 11/25/2046 (A)	1,689,957	1,670,478
Series 2016-88, Class CF (30 day Average SOFR + 0.564%), 4.916%, 12/25/2046 (A)	1,154,722	1,144,996
Series 2016-91, Class AF (30 day Average SOFR + 0.514%), 4.866%, 12/25/2046 (A)	620,797	616,270
Series 2017-11, Class FA (30 day Average SOFR + 0.514%), 4.866%, 03/25/2047 (A)	280,597	278,761
Series 2017-113, Class FB (30 day Average SOFR + 0.364%), 4.716%, 01/25/2048 (A)	280,807	277,628
Series 2017-12, Class FD (30 day Average SOFR + 0.514%), 4.866%, 03/25/2047 (A)	703,870	697,797
Series 2017-13, Class PA, 3.000%, 08/25/2046	638,052	589,545
Series 2017-23, Class FA (30 day Average SOFR + 0.514%), 4.866%, 04/25/2047 (A)	746,191	738,301
Series 2017-24, Class PG, 2.625%, 04/25/2047	2,441,706	2,123,804
Series 2017-26, Class FA (30 day Average SOFR + 0.464%), 4.816%, 04/25/2047 (A)	1,795,136	1,778,616
Series 2017-35, Class MC, 2.625%, 12/25/2044	579,570	559,297
Series 2017-82, Class FE (30 day Average SOFR + 0.364%), 4.716%, 10/25/2047 (A)	657,383	651,207
Series 2017-9, Class BF (30 day Average SOFR + 0.514%), 4.866%, 03/25/2047 (A)	802,677	795,309
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-9, Class DF (30 day Average SOFR + 0.514%), 4.866%, 03/25/2047 (A)	$582,248	$576,936
Series 2017-9, Class EF (30 day Average SOFR + 0.514%), 4.866%, 03/25/2047 (A)	295,949	293,996
Series 2017-96, Class FB (30 day Average SOFR + 0.414%), 4.766%, 12/25/2047 (A)	1,051,558	1,035,283
Series 2018-1, Class FA (30 day Average SOFR + 0.364%), 4.716%, 02/25/2048 (A)	342,173	337,278
Series 2018-14, Class KC, 3.000%, 03/25/2048	922,614	873,130
Series 2018-36, Class FD (30 day Average SOFR + 0.364%), 4.716%, 06/25/2048 (A)	1,470,525	1,452,007
Series 2018-38, Class MA, 3.300%, 06/25/2048	1,236,456	1,166,350
Series 2018-45, Class TM, 3.000%, 06/25/2048	936,876	842,652
Series 2018-55, Class GA, 3.375%, 08/25/2048	913,938	861,347
Series 2018-64, Class A, 3.000%, 09/25/2048	829,280	723,294
Series 2018-85, Class EA, 3.500%, 12/25/2048	625,116	601,673
Series 2018-86, Class AF (30 day Average SOFR + 0.414%), 4.766%, 12/25/2048 (A)	220,685	218,800
Series 2019-13, Class PE, 3.000%, 03/25/2049	586,941	527,092
Series 2019-15, Class FA (30 day Average SOFR + 0.614%), 4.966%, 04/25/2049 (A)	454,612	447,396
Series 2019-25, Class PA, 3.000%, 05/25/2048	1,764,846	1,634,852
Series 2019-41, Class FG (30 day Average SOFR + 0.614%), 4.966%, 08/25/2059 (A)	1,190,063	1,170,561
Series 2019-43, Class FC (30 day Average SOFR + 0.514%), 4.866%, 08/25/2049 (A)	876,891	861,565
Series 2019-67, Class FB (30 day Average SOFR + 0.564%), 4.916%, 11/25/2049 (A)	476,533	468,798
Series 2019-8, Class GA, 3.000%, 03/25/2049	2,664,601	2,357,939
Series 2019-81, Class LH, 3.000%, 12/25/2049	198,406	177,008
Series 2020-45, Class JL, 3.000%, 07/25/2040	1,952,680	1,785,543
Series 2020-48, Class AB, 2.000%, 07/25/2050	984,247	841,832
Series 2020-48, Class DA, 2.000%, 07/25/2050	3,042,176	2,558,454
Series 2020-57, Class LJ, 2.000%, 08/25/2050	3,742,000	2,733,893
Series 2020-59, Class NC, 3.000%, 08/25/2040	1,054,309	964,241
Series 2020-70, Class AD, 1.500%, 10/25/2050	2,933,833	2,213,200

The accompanying notes are an integral part of the financial statements.	20

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2021-27, Class EC, 1.500%, 05/25/2051	$3,590,688	$2,876,534
Series 2021-40, Class DW, 2.000%, 06/25/2041	235,825	205,592
Series 2021-42, Class AC, 2.000%, 02/25/2051	944,704	812,596
Series 2021-78, Class ND, 1.500%, 11/25/2051	1,406,121	1,147,395
Series 2021-91, Class AB, 2.500%, 09/25/2049	1,190,549	1,043,390
Series 2021-95, Class CP, 1.500%, 08/25/2051	552,409	460,928
Series 2022-11, Class D, 3.000%, 01/25/2050	1,270,870	1,163,559
Series 2022-18, Class DL, 3.250%, 07/25/2046	1,598,422	1,493,162
Series 2022-3, Class N, 2.000%, 10/25/2047	1,538,774	1,349,443
Series 2022-4, Class MH, 3.000%, 09/25/2048	1,281,493	1,187,906
Series 2022-62, Class KA, 3.250%, 09/25/2052	708,457	660,537
Series 2022-89, Class AY, 3.000%, 02/25/2048	1,381,000	1,172,761
Series 2022-9, Class DJ, 3.250%, 03/25/2049	907,213	843,636
Series 2023-14, Class EJ, 2.750%, 04/25/2049	1,119,757	1,029,643
Series 2023-37, Class FH (30 day Average SOFR + 0.514%), 4.866%, 01/25/2050 (A)	1,974,946	1,942,717
Series 2023-38, Class FC (30 day Average SOFR + 0.664%), 5.016%, 06/25/2040 (A)	1,517,990	1,516,804
Series 2023-38, Class FD (30 day Average SOFR + 0.864%), 5.215%, 10/25/2039 (A)	474,392	460,991
Series 2024-64, Class KY, 3.000%, 12/25/2043	681,000	588,628
Series 414, Class A35, 3.500%, 10/25/2042	712,024	666,205
Government National Mortgage Association
Series 2010-163, Class NC, 4.000%, 12/20/2040	938,912	925,995
Series 2013-152, Class HA, 2.500%, 06/20/2043	1,072,734	983,307
Series 2014-133, Class BP, 2.250%, 09/20/2044	797,525	709,638
Series 2014-149, Class KP, 2.250%, 07/16/2044	686,524	624,078
Series 2014-181, Class L, 3.000%, 12/20/2044	762,956	685,503
Series 2015-144, Class CA, 2.500%, 10/20/2045	1,151,622	1,009,189
Series 2016-136, Class A, 3.000%, 07/20/2044	639,080	569,805
Series 2016-93, Class AB, 1.750%, 07/20/2044	1,395,133	1,134,448
Series 2016-99, Class TL, 2.000%, 04/16/2044	1,660,934	1,359,988
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-139, Class GA, 3.000%, 09/20/2047	$2,545,469	$2,284,431
Series 2017-167, Class BQ, 2.500%, 08/20/2044	609,099	567,375
Series 2018-65, Class DC, 3.500%, 05/20/2048	948,000	866,718
Series 2020-138, Class LE, 1.500%, 09/20/2050	2,990,593	2,391,965
Series 2020-63, Class UD, 1.750%, 04/20/2050	723,875	593,453
Series 2021-105, Class P, 1.750%, 06/20/2051	3,484,680	2,786,745
Series 2021-107, Class DB, 1.750%, 04/20/2051	3,241,603	2,609,132
Series 2021-135, Class A, 2.000%, 08/20/2051	800,774	647,454
Series 2021-160, Class NE, 2.000%, 09/20/2051	1,780,448	1,497,990
Series 2021-215, Class GA, 2.000%, 12/20/2051	2,037,397	1,751,814
Series 2021-225, Class YC, 2.000%, 12/20/2051	638,713	529,140
Series 2021-227, Class E, 2.500%, 07/20/2050	4,744,196	4,073,813
Series 2021-24, Class BC, 1.250%, 02/20/2051	1,114,514	866,026
Series 2021-27, Class BD, 5.000%, 02/20/2051	798,470	791,236
Series 2021-27, Class CW, 5.000%, 02/20/2051 (F)	1,141,189	1,130,920
Series 2021-27, Class NT, 5.000%, 02/20/2051	911,916	894,280
Series 2021-27, Class Q, 5.000%, 02/20/2051	801,497	794,264
Series 2021-8, Class CY, 5.000%, 01/20/2051	784,324	777,173
Series 2021-89, Class LK, 2.000%, 05/20/2051	1,922,929	1,626,312
Series 2021-97, Class QK, 2.000%, 06/20/2051	1,339,394	1,109,018
Series 2022-107, Class C, 2.500%, 06/20/2051	3,363,722	2,829,760
Series 2022-153, Class KA, 4.000%, 12/20/2049	1,066,211	1,036,634
Series 2022-191, Class B, 4.000%, 06/20/2041	5,520,000	5,203,626
Series 2022-191, Class BY, 4.000%, 08/20/2041	5,498,000	5,190,853
Series 2022-197, Class LF (30 day Average SOFR + 0.700%), 5.046%, 11/20/2052 (A)	3,669,748	3,636,217
Series 2022-205, Class A, 2.000%, 09/20/2051	1,374,955	1,105,319
Series 2022-24, Class AH, 2.500%, 02/20/2052	344,586	297,182
Series 2022-31, Class GH, 2.500%, 12/20/2049	2,428,718	2,166,690
Series 2022-34, Class DN, 3.500%, 09/20/2041	2,052,334	1,913,575
Series 2022-46, Class LY, 3.000%, 03/20/2052	459,000	378,703

The accompanying notes are an integral part of the financial statements.	21

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2022-5, Class BA, 2.000%, 10/20/2049	$5,003,902	$4,184,769
Series 2022-50, Class CA, 3.000%, 03/20/2052	3,631,181	3,221,725
Series 2022-66, Class CG, 3.500%, 04/20/2052	2,316,305	2,189,956
Series 2022-78, Class HW, 2.500%, 04/20/2052	783,000	608,195
Series 2022-84, Class A, 2.500%, 01/20/2052	998,920	835,572
Series 2022-9, Class GA, 2.000%, 01/20/2052	931,278	771,486
Series 2023-196, Class E, 3.000%, 09/20/2048	1,445,815	1,357,138
Series 2023-81, Class YJ, 3.500%, 06/20/2053	4,576,000	3,942,524
Series 2024-110, Class JC, 3.000%, 09/20/2047	6,349,202	5,931,453
Series 2024-110, Class JL, 3.000%, 10/20/2049	1,227,000	1,035,455
Series 2024-184, Class GC, 3.500%, 10/20/2051	3,988,177	3,771,881
Series 2024-45, Class BD, 2.000%, 03/20/2054	842,459	761,472
Series 2025-1, Class GC, 3.500%, 10/20/2051	15,483,246	14,639,363
Series 2025-7, Class EL, 2.500%, 01/20/2055	529,000	368,033
		295,931,091
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $332,783,029)		$328,068,565
ASSET-BACKED SECURITIES – 7.7%
Ally Auto Receivables Trust
Series 2022-3, Class A4 5.070%, 10/16/2028	666,000	670,403
Series 2024-2, Class A3 4.140%, 07/16/2029	1,146,000	1,142,455
Series 2024-2, Class A4 4.140%, 10/15/2030	907,000	901,778
American Express Credit Account Master Trust
Series 2023-4, Class A 5.150%, 09/15/2030	811,000	833,701
Series 2025-1, Class A 4.560%, 12/25/2029	3,692,000	3,718,241
AmeriCredit Automobile Receivables Trust
Series 2022-2, Class A3 4.380%, 04/18/2028	442,938	442,677
Series 2023-1, Class A3 5.620%, 11/18/2027	684,000	688,159
Series 2023-2, Class A3 5.810%, 05/18/2028	1,355,000	1,372,673
BA Credit Card Trust
Series 2023-A2, Class A2 4.980%, 11/15/2028	5,291,000	5,351,890
Series 2024-A1, Class A 4.930%, 05/15/2029	3,862,000	3,917,497
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (D)	814,000	809,682
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month CME Term SOFR + 1.764%) 6.084%, 11/26/2046 (A)(D)	$294,978	$297,595
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	412,019	399,162
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	469,075	444,011
Discover Card Execution Note Trust Series 2023-A2, Class A 4.930%, 06/15/2028	4,968,000	4,999,808
Ford Credit Auto Lease Trust
Series 2024-A, Class A4 5.050%, 06/15/2027	688,000	693,381
Series 2025-A, Class A3 4.720%, 06/15/2028	1,092,000	1,098,907
Ford Credit Auto Owner Trust
Series 2022-D, Class A4 5.300%, 03/15/2028	603,000	610,307
Series 2024-D, Class A3 4.610%, 08/15/2029	682,000	686,531
Series 2025-1, Class A 4.860%, 08/15/2037 (D)	4,727,000	4,801,636
Ford Credit Floorplan Master Owner Trust A
Series 2024-3, Class A1 4.300%, 09/15/2029 (D)	3,812,000	3,801,586
Series 2024-4, Class A 4.400%, 09/15/2031 (D)	2,373,000	2,365,782
GM Financial Automobile Leasing Trust
Series 2023-2, Class A4 5.090%, 05/20/2027	897,000	899,582
Series 2023-3, Class A4 5.440%, 08/20/2027	610,000	614,596
Series 2025-1, Class A3 4.660%, 02/21/2028	1,045,000	1,051,121
GM Financial Revolving Receivables Trust
Series 2024-1, Class A 4.980%, 12/11/2036 (D)	990,000	1,009,113
Series 2024-2, Class A 4.520%, 03/11/2037 (D)	962,000	964,197
GMF Floorplan Owner Revolving Trust Series 2024-4A, Class A1 4.730%, 11/15/2029 (D)	2,300,000	2,318,808
Honda Auto Receivables Owner Trust Series 2024-2, Class A3 5.270%, 11/20/2028	2,887,000	2,926,659
Hyundai Auto Lease Securitization Trust
Series 2023-C, Class A4 5.840%, 09/15/2027 (D)	1,244,000	1,260,846
Series 2024-C, Class A3 4.620%, 04/17/2028 (D)	975,000	979,357
Series 2025-A, Class A3 4.830%, 01/18/2028 (D)	1,271,000	1,282,108
Hyundai Auto Receivables Trust
Series 2022-A, Class A3 2.220%, 10/15/2026	414,449	412,380
Series 2022-A, Class A4 2.350%, 04/17/2028	606,000	596,271
Series 2023-A, Class A4 4.480%, 07/17/2028	1,261,000	1,261,572
Series 2023-B, Class A3 5.480%, 04/17/2028	781,000	787,856
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A4 5.250%, 02/15/2029	1,392,000	1,410,983

The accompanying notes are an integral part of the financial statements.	22

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Receivables Trust (continued)
Series 2025-1, Class A3 4.780%, 12/17/2029	$1,426,000	$1,441,678
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	384,925	380,569
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	353,902	346,868
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	1,229,057	1,190,447
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	620,397	594,975
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	85,962	80,108
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	979,235	907,467
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	291,248	263,874
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	79,361	71,544
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	2,089,643	1,852,969
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	1,137,311	999,436
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	335,187	299,877
Series 2022-A, Class A 2.230%, 07/15/2070 (D)	2,913,867	2,648,081
Navient Student Loan Trust Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	1,127,937	1,013,647
Nelnet Student Loan Trust
Series 2004-4, Class A5 (90 day Average SOFR + 0.422%) 4.978%, 01/25/2037 (A)	507,240	505,001
Series 2005-1, Class A5 (90 day Average SOFR + 0.372%) 4.928%, 10/25/2033 (A)	1,409,864	1,396,378
Series 2005-2, Class A5 (90 day Average SOFR + 0.362%) 5.118%, 03/23/2037 (A)	1,544,756	1,532,826
Series 2005-3, Class A5 (90 day Average SOFR + 0.382%) 5.138%, 12/24/2035 (A)	1,063,127	1,055,256
Nissan Auto Lease Trust
Series 2023-B, Class A4 5.610%, 11/15/2027	1,289,000	1,298,285
Series 2025-A, Class A3 4.750%, 03/15/2028	2,062,000	2,079,518
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A4 4.450%, 11/15/2029	820,000	820,042
Series 2024-A, Class A3 5.280%, 12/15/2028	3,094,000	3,134,305
PenFed Auto Receivables Owner Trust Series 2022-A, Class A4 4.180%, 12/15/2028 (D)	588,650	587,652
Santander Drive Auto Receivables Trust
Series 2022-7, Class A3 5.750%, 04/15/2027	54,585	54,628
Series 2024-3, Class A3 5.630%, 01/16/2029	1,501,000	1,517,164
SBNA Auto Lease Trust
Series 2024-C, Class A3 4.560%, 02/22/2028 (D)	1,292,000	1,293,649
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SBNA Auto Lease Trust (continued)
Series 2024-C, Class A4 4.420%, 03/20/2029 (D)	$872,000	$871,759
SBNA Auto Receivables Trust
Series 2024-A, Class A3 5.320%, 12/15/2028 (D)	931,000	935,520
Series 2024-A, Class A4 5.210%, 04/16/2029 (D)	399,000	403,378
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3 4.950%, 05/21/2029 (D)	2,046,000	2,057,955
Series 2024-1A, Class A4 4.940%, 01/21/2031 (D)	347,000	351,009
Series 2024-2A, Class A3 5.330%, 11/20/2029 (D)	1,306,000	1,325,277
SMB Private Education Loan Trust
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	1,232	1,231
Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	2,175,330	1,959,903
SoFi Professional Loan Program LLC
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	87,223	85,870
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	879,713	768,376
Synchrony Card Funding LLC Series 2023-A1, Class A 5.540%, 07/15/2029	1,911,000	1,940,086
Synchrony Card Issuance Trust Series 2025-A1, Class A 4.780%, 02/18/2031	3,084,000	3,114,448
T-Mobile US Trust
Series 2022-1A, Class A 4.910%, 05/22/2028 (D)	718,235	719,187
Series 2024-1A, Class A 5.050%, 09/20/2029 (D)	2,061,000	2,078,879
Series 2024-2A, Class A 4.250%, 05/21/2029 (D)	1,613,000	1,609,896
Series 2025-1A, Class A 4.740%, 11/20/2029 (D)	1,528,000	1,528,955
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A4 5.430%, 04/17/2028	757,000	771,162
Series 2023-B, Class A3 4.710%, 02/15/2028	1,672,000	1,676,878
Series 2023-C, Class A3 5.160%, 04/17/2028	2,139,000	2,156,202
Verizon Master Trust
Series 2023-1, Class A (4.490% to 1-20-26, then 5.240% thereafter) 4.490%, 01/22/2029	2,468,000	2,469,079
Series 2023-2, Class A 4.890%, 04/13/2028	925,000	925,916
Series 2023-4, Class A1A 5.160%, 06/20/2029	4,573,000	4,619,987
Series 2024-1, Class A1A 5.000%, 12/20/2028	3,114,000	3,128,338
Series 2024-7, Class A 4.350%, 08/20/2032 (D)	2,782,000	2,770,664
Series 2025-2, Class A 4.940%, 01/20/2033 (D)	3,540,000	3,618,626
Volkswagen Auto Loan Enhanced Trust
Series 2023-1, Class A3 5.020%, 06/20/2028	1,870,000	1,880,874
Series 2024-1, Class A3 4.630%, 07/20/2029	2,185,000	2,200,348

The accompanying notes are an integral part of the financial statements.	23

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
WF Card Issuance Trust
Series 2024-A1, Class A 4.940%, 02/15/2029	$3,947,000	$3,998,986
Series 2024-A2, Class A 4.290%, 10/15/2029	2,473,000	2,475,114
World Financial Network Credit Card Master Trust
Series 2024-A, Class A 5.470%, 02/15/2031	456,000	465,675
Series 2024-B, Class A 4.620%, 05/15/2031	1,306,000	1,311,394
World Omni Select Auto Trust Series 2023-A, Class A2A 5.920%, 03/15/2027	107,040	107,168
TOTAL ASSET-BACKED SECURITIES (Cost $139,891,815)		$139,517,695
SHORT-TERM INVESTMENTS – 4.8%
Short-term funds – 4.8%
John Hancock Collateral Trust, 4.3522% (G)(H)	225,977	2,260,603
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2915% (G)	84,904,270	84,904,270
TOTAL SHORT-TERM INVESTMENTS (Cost $87,164,785)		$87,164,873
Total Investments (Core Bond Fund) (Cost $1,962,636,246) – 107.4%		$1,953,787,088
Other assets and liabilities, net – (7.4%)		(134,639,035)
TOTAL NET ASSETS – 100.0%		$1,819,148,053
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security purchased or sold on a when-issued or delayed-delivery basis.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	All or a portion of this security is on loan as of 2-28-25.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 2-28-25.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Health Sciences Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 99.2%
Financials – 0.5%
Financial services – 0.2%
Helix Acquisition Corp. II (A)	16,221	$179,242
Insurance – 0.3%
Oscar Health, Inc., Class A (A)	19,845	289,935
		469,177
Health care – 98.7%
Biotechnology – 36.4%
Agios Pharmaceuticals, Inc. (A)	8,658	307,705
Akero Therapeutics, Inc. (A)	9,548	468,998
Alector, Inc. (A)	15,178	24,892
Alkermes PLC (A)	10,190	349,823
Allogene Therapeutics, Inc. (A)	32,849	64,056
Alnylam Pharmaceuticals, Inc. (A)	9,331	2,302,424
Amgen, Inc.	4,595	1,415,536
AnaptysBio, Inc. (A)	1,959	32,950
Annexon, Inc. (A)	12,739	33,631
Apellis Pharmaceuticals, Inc. (A)	1,475	37,096
Apogee Therapeutics, Inc. (A)	5,019	157,797
Arcellx, Inc. (A)	6,420	416,144
Argenx SE, ADR (A)	5,573	3,481,286
Ascendis Pharma A/S, ADR (A)	6,467	1,012,603
Aura Biosciences, Inc. (A)	7,374	55,231
Avidity Biosciences, Inc. (A)	18,700	572,968
Beam Therapeutics, Inc. (A)	9,528	250,968
BeiGene, Ltd., ADR (A)	5,653	1,536,485
Bicara Therapeutics, Inc. (A)	6,536	86,929
Bicycle Therapeutics PLC, ADR (A)	10,552	115,755
Biogen, Inc. (A)	1,272	178,716
Biohaven, Ltd. (A)	13,393	497,952
BioNTech SE, ADR (A)	675	76,221
Blueprint Medicines Corp. (A)	11,899	1,149,086
Cabaletta Bio, Inc. (A)	10,397	18,767
Cargo Therapeutics, Inc. (A)	4,549	17,104
Celldex Therapeutics, Inc. (A)	5,225	107,478
Centessa Pharmaceuticals PLC, ADR (A)	26,523	412,433
CG Oncology, Inc. (A)	3,855	99,690
Climb Bio, Inc. (A)	7,900	11,455
Crinetics Pharmaceuticals, Inc. (A)	7,672	274,504
Cullinan Therapeutics, Inc. (A)	4,252	36,099
Cytokinetics, Inc. (A)	3,526	162,196
Denali Therapeutics, Inc. (A)	14,072	233,032
Disc Medicine, Inc. (A)	2,616	146,967
Dyne Therapeutics, Inc. (A)	2,371	32,269
Enanta Pharmaceuticals, Inc. (A)	2,400	18,672
Entrada Therapeutics, Inc. (A)	3,567	42,590
Exact Sciences Corp. (A)	9,027	427,970
Generation Bio Company (A)	45,593	26,444
Gilead Sciences, Inc.	5,680	649,281
Heron Therapeutics, Inc. (A)	18,500	45,695
Ideaya Biosciences, Inc. (A)	2,438	50,150
Immuneering Corp., Class A (A)	20,374	33,617
Immunocore Holdings PLC, ADR (A)	8,087	237,515
Immunome, Inc. (A)	19,147	179,982
Incyte Corp. (A)	3,278	240,933
Insmed, Inc. (A)	19,100	1,557,605
Ionis Pharmaceuticals, Inc. (A)	4,596	152,541
Iovance Biotherapeutics, Inc. (A)	13,325	56,431
Janux Therapeutics, Inc. (A)	3,871	127,317
Kodiak Sciences, Inc. (A)	9,562	39,300
Krystal Biotech, Inc. (A)	2,010	360,293
Kymera Therapeutics, Inc. (A)	9,439	295,913
Kyverna Therapeutics, Inc. (A)	8,988	25,526
Legend Biotech Corp., ADR (A)	4,977	174,245
LENZ Therapeutics, Inc.	2,539	55,426

The accompanying notes are an integral part of the financial statements.	24

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Lyell Immunopharma, Inc. (A)	65,150	$46,309
Madrigal Pharmaceuticals, Inc. (A)	1,020	348,095
Merus NV (A)	2,467	116,171
Metsera, Inc. (A)	4,720	116,962
Monte Rosa Therapeutics, Inc. (A)	11,464	63,052
MoonLake Immunotherapeutics (A)	11,092	463,202
Natera, Inc. (A)	4,151	645,854
Neurocrine Biosciences, Inc. (A)	4,694	557,272
Neurogene, Inc. (A)	2,000	35,380
Nuvalent, Inc., Class A (A)	2,087	156,483
ORIC Pharmaceuticals, Inc. (A)	9,838	78,999
Oruka Therapeutics, Inc.	4,677	47,472
Praxis Precision Medicines, Inc. (A)	2,368	91,405
Prelude Therapeutics, Inc. (A)	17,193	13,049
Protagonist Therapeutics, Inc. (A)	8,005	300,908
Prothena Corp. PLC (A)	4,888	77,279
Regeneron Pharmaceuticals, Inc.	2,280	1,593,127
Relay Therapeutics, Inc. (A)	15,133	51,604
Replimune Group, Inc. (A)	13,969	177,127
Revolution Medicines, Inc. (A)	13,004	529,783
Rhythm Pharmaceuticals, Inc. (A)	2,074	113,883
Rocket Pharmaceuticals, Inc. (A)	9,097	85,967
Sana Biotechnology, Inc. (A)	22,174	57,874
Scholar Rock Holding Corp. (A)	16,070	623,837
Sensorion SA (A)	155,874	97,321
Sionna Therapeutics, Inc. (A)	5,905	81,312
Soleno Therapeutics, Inc. (A)	1,753	85,581
SpringWorks Therapeutics, Inc. (A)	5,450	314,792
Spyre Therapeutics, Inc. (A)	3,101	61,090
Summit Therapeutics, Inc. (A)	46,618	964,526
Ultragenyx Pharmaceutical, Inc. (A)	7,628	327,394
United Therapeutics Corp. (A)	1,552	496,718
UroGen Pharma, Ltd. (A)	4,700	44,462
Vaxcyte, Inc. (A)	7,342	536,113
Vera Therapeutics, Inc. (A)	9,406	281,522
Vertex Pharmaceuticals, Inc. (A)	6,253	3,000,127
Viridian Therapeutics, Inc. (A)	3,471	53,905
Voyager Therapeutics, Inc. (A)	10,477	42,746
Xencor, Inc. (A)	5,855	89,933
Zai Lab, Ltd., ADR (A)	15,110	523,410
		34,366,738
Health care equipment and supplies – 19.2%
Becton, Dickinson and Company	3,889	877,086
Beta Bionics, Inc. (A)	3,353	70,312
Boston Scientific Corp. (A)	28,566	2,964,865
DexCom, Inc. (A)	3,570	315,481
Edwards Lifesciences Corp. (A)	2,571	184,135
IDEXX Laboratories, Inc. (A)	1,183	517,101
Intuitive Surgical, Inc. (A)	10,289	5,897,140
Lantheus Holdings, Inc. (A)	1,800	168,876
Masimo Corp. (A)	1,692	319,399
Novocure, Ltd. (A)	4,045	77,138
Orchestra BioMed Holdings, Inc. (A)	8,101	37,994
Penumbra, Inc. (A)	4,589	1,309,884
PROCEPT BioRobotics Corp. (A)	3,665	235,806
Sonova Holding AG	2,201	708,374
Stryker Corp.	10,888	4,204,837
The Cooper Companies, Inc. (A)	2,516	227,396
		18,115,824
Health care providers and services – 13.9%
Alignment Healthcare, Inc. (A)	10,471	164,290
BrightSpring Health Services, Inc. (A)	14,938	288,005
Cardinal Health, Inc.	3,130	405,272
Cencora, Inc.	1,226	310,840
Centene Corp. (A)	6,634	385,833
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
CVS Health Corp.	5,374	$353,179
Elevance Health, Inc.	4,403	1,747,463
Encompass Health Corp.	696	69,697
GeneDx Holdings Corp. (A)	894	91,948
HCA Healthcare, Inc.	2,317	709,697
Hims & Hers Health, Inc. (A)	1,113	50,185
McKesson Corp.	452	289,398
Molina Healthcare, Inc. (A)	2,022	608,865
Quest Diagnostics, Inc.	3,057	528,555
Tenet Healthcare Corp. (A)	4,753	601,682
The Cigna Group	4,396	1,357,705
UnitedHealth Group, Inc.	10,902	5,178,014
		13,140,628
Health care technology – 0.3%
Veeva Systems, Inc., Class A (A)	1,418	317,831
Life sciences tools and services – 9.2%
10X Genomics, Inc., Class A (A)	5,093	54,444
Agilent Technologies, Inc.	2,790	356,897
Bio-Techne Corp.	5,593	345,368
Danaher Corp.	13,048	2,710,852
ICON PLC (A)	610	115,912
Pacific Biosciences of California, Inc. (A)	25,340	36,743
Repligen Corp. (A)	1,791	285,235
Revvity, Inc.	3,237	363,030
Thermo Fisher Scientific, Inc.	8,413	4,450,140
		8,718,621
Pharmaceuticals – 19.7%
Arvinas, Inc. (A)	4,378	77,491
AstraZeneca PLC, ADR	28,602	2,179,758
Chugai Pharmaceutical Company, Ltd.	17,300	869,013
Edgewise Therapeutics, Inc. (A)	2,800	73,276
Eli Lilly & Company	11,493	10,580,804
EyePoint Pharmaceuticals, Inc. (A)	7,934	49,746
MBX Biosciences, Inc. (A)	9,039	86,774
MediWound, Ltd. (A)	1,874	31,108
Merck & Company, Inc.	16,338	1,507,181
Ocular Therapeutix, Inc. (A)	5,807	41,462
Pharvaris NV (A)	4,755	75,605
Rapport Therapeutics, Inc. (A)	6,407	64,262
Roche Holding AG	2,039	679,048
Sanofi SA, ADR	17,641	960,905
Septerna, Inc. (A)	6,183	40,004
Structure Therapeutics, Inc., ADR (A)	3,089	73,364
Tarsus Pharmaceuticals, Inc. (A)	2,510	111,645
UCB SA	1,079	203,887
Verona Pharma PLC, ADR (A)	11,193	779,369
WaVe Life Sciences, Ltd. (A)	10,798	114,135
		18,598,837
		93,258,479
Materials – 0.0%
Chemicals – 0.0%
Ginkgo Bioworks Holdings, Inc. (A)	2,277	18,762
TOTAL COMMON STOCKS (Cost $74,208,636)		$93,746,418
PREFERRED SECURITIES – 0.5%
Health care – 0.5%
Life sciences tools and services – 0.5%
Sartorius AG	2,015	504,945
TOTAL PREFERRED SECURITIES (Cost $371,765)		$504,945

The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS - 0.3%
Health care - 0.3%
Immunocore Holdings PLC 2.500%, 02/01/2030	$276,000	$231,509
TOTAL CONVERTIBLE BONDS (Cost $276,000)		$231,509
WARRANTS – 0.0%
GeneDx Holdings Corp. (Expiration Date: 7-22-26; Strike Price: $379.50) (A)	7,150	2,001
Revolution Medicines, Inc. (Expiration Date: 12-17-26; Strike Price: $11.50) (A)	6,524	561
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)(B)	2,900	293
TOTAL WARRANTS (Cost $42,435)		$2,855
SHORT-TERM INVESTMENTS – 0.0%
Short-term funds – 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2915% (C)	2,151	2,151
T. Rowe Price Government Reserve Fund, 4.3950% (C)	338	338
TOTAL SHORT-TERM INVESTMENTS (Cost $2,489)		$2,489
Total Investments (Health Sciences Fund) (Cost $74,901,325) – 100.0%		$94,488,216
Other assets and liabilities, net – 0.0%		37,133
TOTAL NET ASSETS – 100.0%		$94,525,349
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	The rate shown is the annualized seven-day yield as of 2-28-25.
International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 97.1%
Australia - 4.2%
ANZ Group Holdings, Ltd.	362,441	$6,737,291
APA Group	154,944	710,842
Aristocrat Leisure, Ltd.	69,335	3,116,747
ASX, Ltd.	24,105	1,008,626
BHP Group, Ltd.	619,218	15,005,028
BlueScope Steel, Ltd.	54,150	818,099
Brambles, Ltd.	170,350	2,222,382
carsales.com, Ltd.	45,588	1,060,384
Cochlear, Ltd.	7,928	1,280,042
Coles Group, Ltd.	162,058	2,013,977
Commonwealth Bank of Australia	204,555	20,043,613
Computershare, Ltd.	64,732	1,660,499
CSL, Ltd.	59,070	9,627,999
Dexus	1,771	8,069
Endeavour Group, Ltd. (A)	179,994	467,306
Fortescue, Ltd.	208,129	2,135,768
Goodman Group	210,572	4,122,239
Insurance Australia Group, Ltd.	297,886	1,470,887
Macquarie Group, Ltd.	44,542	6,324,710
Medibank Private, Ltd.	338,862	919,015
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Mineral Resources, Ltd.	21,568	$305,728
Mirvac Group	479,309	618,856
MMG, Ltd. (B)	520,000	152,348
National Australia Bank, Ltd.	374,586	8,261,432
Northern Star Resources, Ltd.	138,197	1,492,915
Orica, Ltd.	59,746	612,930
Origin Energy, Ltd.	209,335	1,426,265
Pro Medicus, Ltd.	7,068	1,126,778
Qantas Airways, Ltd. (B)	96,189	571,651
QBE Insurance Group, Ltd.	188,396	2,529,443
Ramsay Health Care, Ltd.	22,024	472,699
REA Group, Ltd.	6,395	955,827
Reece, Ltd.	27,676	299,086
Rio Tinto, Ltd.	45,344	3,195,799
Santos, Ltd.	388,358	1,586,176
Scentre Group	637,456	1,339,485
SEEK, Ltd.	42,462	638,307
SGH, Ltd.	25,060	809,225
Sonic Healthcare, Ltd.	56,212	962,903
South32, Ltd.	548,752	1,209,559
Stockland	295,367	937,563
Suncorp Group, Ltd.	138,309	1,737,762
Telstra Group, Ltd.	498,848	1,288,333
The GPT Group	236,409	679,628
The Lottery Corp., Ltd.	264,802	783,882
Transurban Group	388,578	3,187,966
Treasury Wine Estates, Ltd.	98,943	673,369
Vicinity, Ltd.	471,411	641,030
Washington H. Soul Pattinson & Company, Ltd.	29,026	617,265
Wesfarmers, Ltd.	138,621	6,428,847
Westpac Banking Corp.	419,776	8,340,112
WiseTech Global, Ltd.	22,174	1,249,593
Woodside Energy Group, Ltd.	230,113	3,603,336
Woolworths Group, Ltd.	147,815	2,764,836
		142,254,457
Austria - 0.1%
Erste Group Bank AG	46,099	3,096,493
OMV AG	19,393	857,357
Verbund AG	9,064	683,711
		4,637,561
Belgium - 0.5%
Ageas SA/NV	21,302	1,166,302
Anheuser-Busch InBev SA/NV	109,756	6,568,570
D'ieteren Group	2,625	435,903
Elia Group SA/NV	3,606	237,676
Groupe Bruxelles Lambert NV	9,944	710,052
KBC Group NV	27,826	2,413,447
Lotus Bakeries NV	50	453,045
Sofina SA	1,854	457,478
Syensqo SA	9,201	674,417
UCB SA	15,471	2,923,405
Warehouses De Pauw CVA	21,650	470,479
		16,510,774
Brazil - 0.5%
Ambev SA	346,700	719,587
B3 SA - Brasil Bolsa Balcao	403,860	713,382
Banco Bradesco SA	87,538	154,033
Banco BTG Pactual SA	89,400	479,521
Banco do Brasil SA	123,700	573,785
BB Seguridade Participacoes SA	53,200	341,917
BRF SA	37,300	113,592
Caixa Seguridade Participacoes SA	50,000	129,084

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
CCR SA	63,500	$126,188
Centrais Eletricas Brasileiras SA	93,100	604,364
Cia de Saneamento Basico do Estado de Sao Paulo	34,800	561,396
Cia Siderurgica Nacional SA	46,600	67,435
Cosan SA	79,400	95,615
CPFL Energia SA	13,900	82,819
Embraer SA (B)	53,400	632,349
Energisa SA	16,000	103,430
Engie Brasil Energia SA	12,925	81,598
Equatorial Energia SA	82,800	422,744
Hapvida Participacoes e Investimentos SA (B)(C)	338,109	121,171
Hypera SA	26,600	86,067
Inter & Company, Inc., Class A (A)	16,937	90,782
JBS SA	57,400	302,128
Klabin SA	58,760	197,309
Localiza Rent a Car SA	65,045	310,440
Natura & Company Holding SA	65,800	144,505
NU Holdings, Ltd., Class A (B)	213,275	2,292,706
PagSeguro Digital, Ltd., Class A (B)	687	5,056
Petroleo Brasileiro SA	266,700	1,768,895
PRIO SA (B)	55,900	362,403
Raia Drogasil SA	89,364	263,797
Rede D'Or Sao Luiz SA (C)	57,700	266,467
Rumo SA	92,200	265,122
StoneCo, Ltd., Class A (B)	18,910	174,918
Suzano SA	50,627	484,201
Telefonica Brasil SA	31,000	254,523
TIM SA	62,300	171,102
TOTVS SA	39,100	232,170
Ultrapar Participacoes SA	48,200	136,144
Vale SA	246,238	2,306,527
Vibra Energia SA	69,900	202,067
WEG SA	121,940	1,002,834
XP, Inc., Class A	27,751	392,677
		17,836,850
Canada - 7.5%
Agnico Eagle Mines, Ltd.	61,679	5,941,733
Air Canada (B)	24,001	277,876
Alimentation Couche-Tard, Inc.	93,302	4,638,820
AltaGas, Ltd.	38,616	946,215
ARC Resources, Ltd.	73,310	1,353,961
Atco, Ltd., Class I	938	30,524
Bank of Montreal	89,579	9,210,833
Barrick Gold Corp.	215,562	3,823,273
BCE, Inc.	10,731	247,887
Brookfield Corp. (B)	169,472	9,806,944
Brookfield Renewable Corp.	16,924	471,661
Brookfield Wealth Solutions, Ltd. (B)	760	44,042
BRP, Inc.	372	14,751
CAE, Inc. (B)	40,579	984,779
Cameco Corp.	53,459	2,353,785
Canadian Apartment Properties REIT	11,921	332,313
Canadian Imperial Bank of Commerce	116,236	7,043,657
Canadian National Railway Company	66,079	6,699,477
Canadian Natural Resources, Ltd.	259,301	7,321,545
Canadian Pacific Kansas City, Ltd.	114,334	8,905,684
Canadian Tire Corp., Ltd., Class A	6,811	671,943
Canadian Utilities, Ltd., Class A	19,538	470,506
CCL Industries, Inc., Class B	19,004	975,059
Cenovus Energy, Inc.	168,370	2,328,726
CGI, Inc.	25,387	2,631,615
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
CI Financial Corp.	2,565	$55,635
Constellation Software, Inc.	2,464	8,493,447
Dollarama, Inc.	34,714	3,619,086
Element Fleet Management Corp.	51,911	1,038,399
Emera, Inc.	37,080	1,482,944
Empire Company, Ltd., Class A	17,774	553,215
Enbridge, Inc.	267,450	11,426,359
Fairfax Financial Holdings, Ltd.	2,598	3,735,212
First Capital Real Estate Investment Trust	1,835	20,966
First Quantum Minerals, Ltd. (B)	87,176	1,081,603
FirstService Corp.	5,163	910,230
Fortis, Inc.	62,938	2,759,832
Franco-Nevada Corp.	23,577	3,365,396
George Weston, Ltd.	7,591	1,214,245
GFL Environmental, Inc.	28,418	1,283,254
Gildan Activewear, Inc.	17,797	961,352
Great-West Lifeco, Inc.	39,094	1,452,159
Hydro One, Ltd. (C)	42,828	1,371,799
iA Financial Corp., Inc.	12,786	1,199,370
IGM Financial, Inc.	13,838	436,063
Imperial Oil, Ltd.	22,894	1,552,219
Intact Financial Corp.	22,359	4,405,345
Ivanhoe Mines, Ltd., Class A (B)	92,256	875,531
Keyera Corp.	29,427	863,029
Kinross Gold Corp.	152,796	1,637,006
Loblaw Companies, Ltd.	19,106	2,501,641
Lundin Mining Corp.	94,035	753,320
Magna International, Inc.	35,099	1,278,290
MEG Energy Corp.	33,730	525,039
Metro, Inc.	27,009	1,786,972
National Bank of Canada	48,818	4,063,021
Northland Power, Inc.	1,666	22,881
Nutrien, Ltd.	61,072	3,200,608
Onex Corp.	8,548	631,432
Open Text Corp.	33,628	868,389
Pan American Silver Corp.	45,067	1,073,135
Parkland Corp.	17,764	437,362
Pembina Pipeline Corp.	72,741	2,827,685
Power Corp. of Canada	73,500	2,494,453
Quebecor, Inc., Class B	20,407	466,184
Restaurant Brands International, Inc.	38,193	2,491,554
RioCan Real Estate Investment Trust	5,685	76,193
Rogers Communications, Inc., Class B	45,280	1,257,543
Royal Bank of Canada	173,562	20,511,927
Saputo, Inc.	32,942	580,399
Shopify, Inc., Class A (B)	147,756	16,549,081
SmartCentres Real Estate Investment Trust	1,754	30,903
South Bow Corp.	739	19,666
Stantec, Inc.	14,518	1,236,902
Sun Life Financial, Inc.	74,775	4,158,560
Suncor Energy, Inc.	155,245	5,940,462
TC Energy Corp.	127,643	5,712,725
Teck Resources, Ltd., Class B	56,695	2,281,516
TELUS Corp. (A)	63,446	981,895
TFI International, Inc.	10,068	913,027
The Bank of Nova Scotia	152,753	7,583,011
The Descartes Systems Group, Inc. (B)	10,963	1,221,976
The Toronto-Dominion Bank	213,683	12,796,610
Thomson Reuters Corp.	19,607	3,505,069
TMX Group, Ltd.	36,115	1,283,340
Toromont Industries, Ltd.	10,500	881,586
Tourmaline Oil Corp.	43,468	2,005,522
West Fraser Timber Company, Ltd.	7,014	557,338
Wheaton Precious Metals Corp.	55,849	3,856,061

The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
WSP Global, Inc.	16,217	$2,892,438
		255,577,021
Chile - 0.1%
Antofagasta PLC	47,927	1,056,332
Banco de Chile	5,679,289	737,901
Banco de Credito e Inversiones SA	10,948	371,013
Banco Santander Chile	8,052,545	438,332
Cencosud SA	163,021	430,258
Empresas CMPC SA	139,796	236,626
Empresas COPEC SA	46,681	329,755
Enel Americas SA	2,619,489	238,200
Enel Chile SA	3,587,614	237,304
Falabella SA	110,921	435,034
Latam Airlines Group SA	18,600,963	299,159
		4,809,914
China - 8.3%
360 Security Technology, Inc., Class A	56,400	86,332
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	13,200	27,480
AAC Technologies Holdings, Inc.	102,644	595,538
Accelink Technologies Company, Ltd., Class A	6,400	48,503
ACM Research Shanghai, Inc., Class A	1,725	25,492
Advanced Micro-Fabrication Equipment, Inc., Class A	4,766	134,674
AECC Aero-Engine Control Company, Ltd., Class A	13,900	36,028
AECC Aviation Power Company, Ltd., Class A	24,200	117,124
Agricultural Bank of China, Ltd., Class A	650,500	458,824
Agricultural Bank of China, Ltd., H Shares	3,620,544	2,158,327
Aier Eye Hospital Group Company, Ltd., Class A	71,884	137,790
Air China, Ltd., Class A (B)	92,800	92,411
Akeso, Inc. (B)(C)	77,504	731,184
Alibaba Group Holding, Ltd.	2,106,183	34,825,092
Aluminum Corp. of China, Ltd., A Shares	113,200	112,168
Aluminum Corp. of China, Ltd., H Shares	514,805	301,702
Amlogic Shanghai Company, Ltd., Class A (B)	3,321	38,839
Angel Yeast Company, Ltd., Class A	6,200	30,661
Anhui Conch Cement Company, Ltd., Class A	32,200	102,991
Anhui Conch Cement Company, Ltd., H Shares	155,439	424,829
Anhui Gujing Distillery Company, Ltd., B Shares	13,900	207,847
Anhui Gujing Distillery Company, Ltd., Class A	3,300	76,262
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	17,400	81,101
Anhui Kouzi Distillery Company, Ltd., Class A	300	1,485
Anhui Yingjia Distillery Company, Ltd., Class A	5,400	41,961
Anjoy Foods Group Company, Ltd., Class A	1,700	18,692
Anker Innovations Technology Company, Ltd., Class A	3,850	59,170
ANTA Sports Products, Ltd.	163,483	1,834,618
Asymchem Laboratories Tianjin Company, Ltd., Class A	2,140	24,061
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Autobio Diagnostics Company, Ltd., Class A	1,900	$10,542
Autohome, Inc., ADR	8,317	239,031
Avary Holding Shenzhen Company, Ltd., Class A	18,300	101,312
AVIC Airborne Systems Company, Ltd.	28,980	45,515
AviChina Industry & Technology Company, Ltd., H Shares	344,295	171,622
AVICOPTER PLC, Class A	9,600	47,843
BAIC BluePark New Energy Technology Company, Ltd., Class A (B)	48,000	52,162
Baidu, Inc., Class A (B)	293,835	3,200,988
Bank of Beijing Company, Ltd., Class A	179,300	143,916
Bank of Changsha Company, Ltd., Class A	39,400	46,465
Bank of Chengdu Company, Ltd., Class A	36,100	79,672
Bank of China, Ltd., Class A	262,500	194,831
Bank of China, Ltd., H Shares	9,270,899	5,267,511
Bank of Communications Company, Ltd., Class A	307,600	304,909
Bank of Communications Company, Ltd., H Shares	1,144,090	970,646
Bank of Hangzhou Company, Ltd., Class A	51,200	101,442
Bank of Jiangsu Company, Ltd., Class A	158,700	199,228
Bank of Nanjing Company, Ltd., Class A	92,500	128,394
Bank of Ningbo Company, Ltd., Class A	52,600	175,774
Bank of Shanghai Company, Ltd., Class A	124,300	159,929
Bank of Suzhou Company, Ltd., Class A	38,700	39,766
Baoshan Iron & Steel Company, Ltd., Class A	174,300	169,635
Beijing Enlight Media Company, Ltd., Class A	3,100	10,246
Beijing Kingsoft Office Software, Inc., Class A	3,354	160,445
Beijing New Building Materials PLC, Class A	12,400	49,125
Beijing Oriental Yuhong Waterproof Technology Company, Ltd., Class A	11,100	19,709
Beijing Roborock Technology Company, Ltd., Class A	1,282	42,363
Beijing Tiantan Biological Products Corp., Ltd., Class A	11,940	32,597
Beijing Tongrentang Company, Ltd., Class A	9,200	45,666
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	7,169	66,123
Beijing Yanjing Brewery Company, Ltd., Class A	23,000	37,258
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	382,300	287,782
Bethel Automotive Safety Systems Company, Ltd., Class A	4,280	33,972
Bilibili, Inc., Class Z (B)	30,053	610,421
Bloomage Biotechnology Corp., Ltd., Class A	1,835	12,236
BOC International China Company, Ltd., Class A	30,000	43,852
BOE Technology Group Company, Ltd., Class A	278,200	165,008
BYD Company, Ltd., Class A	13,800	689,432
BYD Company, Ltd., H Shares	134,472	6,444,000
BYD Electronic International Company, Ltd.	103,301	669,011
Caitong Securities Company, Ltd., Class A	54,700	59,755

The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Cambricon Technologies Corp., Ltd., Class A (B)	3,109	$317,923
Capital Securities Company, Ltd., Class A	16,200	47,297
Cathay Biotech, Inc., Class A	4,835	31,582
CGN Power Company, Ltd., Class A	120,600	60,086
CGN Power Company, Ltd., H Shares (C)	1,375,089	429,076
Changchun High & New Technology Industry Group, Inc., Class A	2,300	30,116
Changjiang Securities Company, Ltd., Class A	57,800	51,208
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	1,900	33,727
Chaozhou Three-Circle Group Company, Ltd., Class A	14,700	78,687
Chifeng Jilong Gold Mining Company, Ltd., Class A	8,700	22,145
China CITIC Bank Corp., Ltd., H Shares	1,184,061	872,303
China Coal Energy Company, Ltd., H Shares	264,593	273,717
China Communications Services Corp., Ltd., H Shares	316,874	194,448
China Construction Bank Corp., Class A	80,000	93,574
China Construction Bank Corp., H Shares	12,457,124	10,568,239
China CSSC Holdings, Ltd., Class A	36,200	153,900
China Eastern Airlines Corp., Ltd., Class A (B)	103,500	54,520
China Energy Engineering Corp., Ltd., Class A	263,300	83,373
China Everbright Bank Company, Ltd., Class A	383,600	198,457
China Everbright Bank Company, Ltd., H Shares	443,138	179,134
China Feihe, Ltd. (C)	453,868	327,758
China Galaxy Securities Company, Ltd., Class A	57,400	131,783
China Galaxy Securities Company, Ltd., H Shares	457,020	462,814
China Great Wall Securities Company, Ltd., Class A	38,500	43,018
China Greatwall Technology Group Company, Ltd., Class A (B)	25,100	55,962
China Hongqiao Group, Ltd.	368,332	592,233
China Huishan Dairy Holdings Company, Ltd. (B)(D)	175,000	0
China International Capital Corp., Ltd., Class A	20,100	97,758
China International Capital Corp., Ltd., H Shares (C)	199,249	378,422
China Jushi Company, Ltd., Class A	32,000	50,158
China Life Insurance Company, Ltd., Class A	24,000	128,696
China Life Insurance Company, Ltd., H Shares	979,911	1,888,678
China Literature, Ltd. (B)(C)	50,450	164,030
China Longyuan Power Group Corp., Ltd., H Shares	408,016	314,060
China Mengniu Dairy Company, Ltd.	404,329	924,158
China Merchants Bank Company, Ltd., Class A	166,600	964,570
China Merchants Bank Company, Ltd., H Shares	500,887	2,940,339
China Merchants Energy Shipping Company, Ltd., Class A	61,300	53,116
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Merchants Expressway Network & Technology Holdings Company, Ltd., Class A	45,600	$86,361
China Merchants Securities Company, Ltd., Class A	66,000	164,395
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	73,200	98,882
China Minsheng Banking Corp., Ltd., Class A	287,700	163,132
China Minsheng Banking Corp., Ltd., H Shares	876,267	417,465
China National Building Material Company, Ltd., H Shares	591,361	295,657
China National Chemical Engineering Company, Ltd., Class A	52,000	51,123
China National Medicines Corp., Ltd., Class A	6,900	28,273
China National Nuclear Power Company, Ltd., Class A	164,500	216,780
China National Software & Service Company, Ltd., Class A (B)	7,260	46,597
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	26,000	80,072
China Oilfield Services, Ltd., H Shares	229,334	190,793
China Pacific Insurance Group Company, Ltd., Class A	58,600	249,393
China Pacific Insurance Group Company, Ltd., H Shares	343,163	1,018,069
China Petroleum & Chemical Corp., Class A	243,000	193,299
China Petroleum & Chemical Corp., H Shares	3,149,946	1,678,474
China Railway Group, Ltd., Class A	176,200	143,292
China Railway Group, Ltd., H Shares	514,115	253,620
China Railway Signal & Communication Corp., Ltd., Class A	54,241	43,156
China Rare Earth Resources and Technology Company, Ltd., Class A	6,100	24,587
China Resources Microelectronics, Ltd., Class A	8,463	54,891
China Resources Mixc Lifestyle Services, Ltd. (C)	87,881	365,222
China Resources Pharmaceutical Group, Ltd. (C)	241,250	164,444
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	9,920	55,907
China Shenhua Energy Company, Ltd., Class A	48,900	238,366
China Shenhua Energy Company, Ltd., H Shares	440,502	1,680,636
China Southern Airlines Company, Ltd., Class A (B)	81,700	65,741
China State Construction Engineering Corp., Ltd., Class A	334,100	252,010
China Three Gorges Renewables Group Company, Ltd., Class A	184,100	106,275
China Tourism Group Duty Free Corp., Ltd., Class A	14,300	120,553
China Tower Corp., Ltd., H Shares (C)	576,485	818,356
China United Network Communications, Ltd., Class A	247,900	213,332
China Vanke Company, Ltd., Class A (B)	77,900	83,132
China Vanke Company, Ltd., H Shares (A)(B)	284,623	242,795

The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China XD Electric Company, Ltd., Class A	41,000	$38,092
China Yangtze Power Company, Ltd., Class A	189,500	712,636
China Zheshang Bank Company, Ltd., Class A	179,100	70,435
Chongqing Brewery Company, Ltd., Class A	3,400	26,328
Chongqing Changan Automobile Company, Ltd., Class A	66,910	119,328
Chongqing Rural Commercial Bank Company, Ltd., Class A	91,700	71,287
Chongqing Zhifei Biological Products Company, Ltd., Class A	16,350	56,632
Citic Pacific Special Steel Group Company, Ltd., Class A	18,000	30,160
CITIC Securities Company, Ltd., Class A	101,400	382,127
CITIC Securities Company, Ltd., H Shares	203,342	584,775
CITIC, Ltd.	763,235	874,713
CMOC Group, Ltd., Class A	143,600	132,183
CMOC Group, Ltd., H Shares	471,272	317,506
CNGR Advanced Material Company, Ltd., Class A	4,520	23,374
CNOOC Energy Technology & Services, Ltd., Class A	55,300	28,744
CNPC Capital Company, Ltd., Class A	74,200	64,761
Contemporary Amperex Technology Company, Ltd., Class A	34,120	1,244,707
COSCO SHIPPING Energy Transportation Company, Ltd., Class A	22,000	33,822
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	169,224	141,218
COSCO SHIPPING Holdings Company, Ltd., Class A	101,500	190,579
COSCO SHIPPING Holdings Company, Ltd., H Shares	372,491	548,039
CRRC Corp., Ltd., Class A	197,800	203,782
CRRC Corp., Ltd., H Shares	571,773	379,968
CSC Financial Company, Ltd., Class A	38,800	131,152
CSPC Innovation Pharmaceutical Company, Ltd., Class A	11,200	54,271
CSPC Pharmaceutical Group, Ltd.	1,047,785	635,564
Daqin Railway Company, Ltd., Class A	152,400	140,346
Datang International Power Generation Company, Ltd., Class A	95,400	36,529
Dong-E-E-Jiao Company, Ltd., Class A	4,700	36,489
Dongfang Electric Corp., Ltd., Class A	19,400	39,053
Dongxing Securities Company, Ltd., Class A	36,100	58,950
East Money Information Company, Ltd., Class A	125,056	400,633
Eastroc Beverage Group Company, Ltd., Class A	3,380	102,941
Ecovacs Robotics Company, Ltd., Class A	4,600	36,989
Empyrean Technology Company, Ltd., Class A	3,200	47,328
ENN Energy Holdings, Ltd.	103,077	686,674
ENN Natural Gas Company, Ltd., Class A	15,600	43,498
Eoptolink Technology, Inc., Ltd., Class A	5,500	74,040
Eve Energy Company, Ltd., Class A	15,100	97,537
Everbright Securities Company, Ltd., Class A	38,700	93,736
Everdisplay Optronics Shanghai Company, Ltd., Class A (B)	57,832	18,379
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
FAW Jiefang Group Company, Ltd., Class A	20,400	$22,377
First Capital Securities Company, Ltd., Class A	12,200	13,038
Flat Glass Group Company, Ltd., Class A	13,500	40,394
Focus Media Information Technology Company, Ltd., Class A	107,900	94,285
Foshan Haitian Flavouring & Food Company, Ltd., Class A	37,644	213,510
Fosun International, Ltd.	284,935	161,396
Founder Securities Company, Ltd., Class A	79,600	86,785
Foxconn Industrial Internet Company, Ltd., Class A	103,000	306,397
Fuyao Glass Industry Group Company, Ltd., Class A	15,600	120,604
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	76,774	523,306
GalaxyCore, Inc., Class A	13,690	30,338
Ganfeng Lithium Group Company, Ltd., Class A	11,160	55,977
GD Power Development Company, Ltd., Class A	140,400	81,686
GEM Company, Ltd., Class A	31,400	29,374
Genscript Biotech Corp. (B)	148,044	242,363
GF Securities Company, Ltd., Class A	54,100	114,293
Giant Biogene Holding Company, Ltd. (C)	39,800	321,290
GigaDevice Semiconductor, Inc., Class A (B)	5,400	98,390
Ginlong Technologies Company, Ltd., Class A	2,100	14,902
GoerTek, Inc., Class A	26,300	103,236
Goldwind Science & Technology Company, Ltd., Class A	25,400	31,620
Goneo Group Company, Ltd., Class A	4,640	47,864
Gotion High-tech Company, Ltd., Class A	8,500	27,298
Great Wall Motor Company, Ltd., Class A	16,000	54,876
Great Wall Motor Company, Ltd., H Shares	302,249	502,082
Gree Electric Appliances, Inc. of Zhuhai, Class A	23,000	129,333
GRG Banking Equipment Company, Ltd., Class A	19,000	37,364
Guangdong Haid Group Company, Ltd., Class A	13,300	93,296
Guanghui Energy Company, Ltd., Class A	39,000	32,870
Guangzhou Automobile Group Company, Ltd., Class A	36,200	43,619
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	10,600	38,760
Guangzhou Haige Communications Group, Inc. Company, Class A	22,500	34,753
Guangzhou Tinci Materials Technology Company, Ltd., Class A	14,300	41,236
Guolian Securities Company, Ltd., Class A	24,700	38,582
Guosen Securities Company, Ltd., Class A	59,500	85,580
Guotai Junan Securities Company, Ltd., Class A	70,500	168,350
Guoyuan Securities Company, Ltd., Class A	54,200	59,722
H World Group, Ltd., ADR	26,267	942,723
Haidilao International Holding, Ltd. (C)	210,816	451,650
Haier Smart Home Company, Ltd., Class A	54,100	195,618
Haier Smart Home Company, Ltd., H Shares	308,386	987,812

The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Hainan Airlines Holding Company, Ltd., Class A (B)	322,000	$68,385
Hainan Airport Infrastructure Company, Ltd., Class A (B)	64,600	33,643
Haitian International Holdings, Ltd.	78,963	210,968
Haitong Securities Company, Ltd., Class A	94,700	135,356
Haitong Securities Company, Ltd., H Shares (D)	331,171	274,661
Hangzhou First Applied Material Company, Ltd., Class A	16,351	33,459
Hangzhou GreatStar Industrial Company, Ltd., Class A	9,700	41,274
Hangzhou Silan Microelectronics Company, Ltd., Class A (B)	9,300	32,872
Hangzhou Tigermed Consulting Company, Ltd., A Shares	2,800	21,848
Hansoh Pharmaceutical Group Company, Ltd. (C)	151,299	350,812
Hebei Yangyuan Zhihui Beverage Company, Ltd., Class A	10,000	29,019
Heilongjiang Agriculture Company, Ltd., Class A	14,700	27,588
Henan Shenhuo Coal Industry & Electricity Power Company, Ltd., Class A	16,700	41,581
Henan Shuanghui Investment & Development Company, Ltd., Class A	25,100	92,741
Hengan International Group Company, Ltd.	77,690	218,157
Hengli Petrochemical Company, Ltd., Class A	56,100	120,881
Hengtong Optic-electric Company, Ltd., Class A	20,700	44,354
Hisense Home Appliances Group Company, Ltd., Class A	9,300	36,544
Hisense Home Appliances Group Company, Ltd., H Shares	42,000	142,393
Hithink RoyalFlush Information Network Company, Ltd., Class A	4,500	187,287
HLA Group Corp., Ltd., Class A	36,800	40,214
Hoshine Silicon Industry Company, Ltd., Class A	4,600	34,119
Hua Hong Semiconductor, Ltd. (A)(C)	83,732	372,133
Huadian Power International Corp., Ltd., Class A	68,000	52,283
Huadong Medicine Company, Ltd., Class A	13,300	63,352
Huafon Chemical Company, Ltd., Class A	32,600	37,120
Huagong Tech Company, Ltd., Class A	7,600	46,781
Huaibei Mining Holdings Company, Ltd., Class A	18,800	34,944
Hualan Biological Engineering, Inc., Class A	8,800	19,126
Huaneng Lancang River Hydropower, Inc., Class A	38,900	46,143
Huaneng Power International, Inc., Class A	60,700	56,100
Huaneng Power International, Inc., H Shares	550,352	308,038
Huaqin Technology Company, Ltd., Class A	7,200	87,795
Huatai Securities Company, Ltd., Class A	66,700	160,639
Huatai Securities Company, Ltd., H Shares (C)	165,506	278,271
Huaxia Bank Company, Ltd., Class A	104,600	103,814
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Huayu Automotive Systems Company, Ltd., Class A	21,200	$53,145
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	7,400	27,707
Huizhou Desay Sv Automotive Company, Ltd., Class A	3,900	66,577
Humanwell Healthcare Group Company, Ltd., Class A	13,500	36,934
Hunan Valin Steel Company, Ltd., Class A	46,700	31,434
Hundsun Technologies, Inc., Class A	14,100	59,609
Hwatsing Technology Company, Ltd., Class A	1,538	35,476
Hygon Information Technology Company, Ltd., Class A	18,134	402,864
IEIT Systems Company, Ltd., Class A	12,100	99,497
Iflytek Company, Ltd., Class A	17,700	126,540
Imeik Technology Development Company, Ltd., Class A	2,000	46,871
Industrial & Commercial Bank of China, Ltd., Class A	475,700	449,178
Industrial & Commercial Bank of China, Ltd., H Shares	9,025,826	6,391,846
Industrial Bank Company, Ltd., Class A	168,200	480,755
Industrial Securities Company, Ltd., Class A	77,300	63,665
Ingenic Semiconductor Company, Ltd., Class A	2,500	29,446
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (B)	348,200	86,793
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	18,300	44,693
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	77,100	60,899
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	50,100	195,126
Inner Mongolia Yitai Coal Company, Ltd., Class B	138,373	267,038
Innovent Biologics, Inc. (B)(C)	156,021	813,554
Isoftstone Information Technology Group Company, Ltd., Class A	7,350	65,160
JA Solar Technology Company, Ltd., Class A	18,688	32,718
JCET Group Company, Ltd., Class A	14,600	75,408
JCHX Mining Management Company, Ltd., Class A	5,100	26,650
JD Health International, Inc. (B)(C)	142,408	619,660
JD Logistics, Inc. (B)(C)	255,494	457,885
JD.com, Inc., Class A	319,753	6,686,385
Jiangsu Eastern Shenghong Company, Ltd., Class A	42,400	53,906
Jiangsu Expressway Company, Ltd., H Shares	152,837	174,092
Jiangsu Hengli Hydraulic Company, Ltd., Class A	10,800	118,284
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	49,500	313,008
Jiangsu King's Luck Brewery JSC, Ltd., Class A	10,400	75,916
Jiangsu Nhwa Pharmaceutical Company, Ltd., Class A	4,400	12,713
Jiangsu Phoenix Publishing & Media Corp., Ltd., Class A	20,700	29,873

The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	11,500	$122,414
Jiangsu Yoke Technology Company, Ltd., Class A	4,300	37,246
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	7,700	38,469
Jiangsu Zhongtian Technology Company, Ltd., Class A	29,400	55,925
Jiangxi Copper Company, Ltd., Class A	10,100	28,974
Jiangxi Copper Company, Ltd., H Shares	140,515	221,981
Jinduicheng Molybdenum Company, Ltd., Class A	19,600	26,886
Jinko Solar Company, Ltd., Class A	57,423	54,596
Jointown Pharmaceutical Group Company, Ltd., Class A	39,575	26,885
Juneyao Airlines Company, Ltd., Class A	14,300	25,804
Kanzhun, Ltd., ADR (B)	33,953	543,248
KE Holdings, Inc., ADR	82,481	1,836,852
Kingdee International Software Group Company, Ltd. (B)	390,412	641,534
Kingsoft Corp., Ltd.	120,596	624,207
Kuaishou Technology (B)(C)	344,171	2,247,757
Kuang-Chi Technologies Company, Ltd., Class A	18,900	106,946
Kunlun Tech Company, Ltd., Class A	10,000	51,151
Kweichow Moutai Company, Ltd., Class A	9,600	1,986,166
LB Group Company, Ltd., Class A	16,900	40,983
Lenovo Group, Ltd.	1,036,690	1,554,171
Lens Technology Company, Ltd., Class A	38,600	142,919
Li Auto, Inc., Class A (B)	159,198	2,440,616
Li Ning Company, Ltd.	297,602	655,251
Liaoning Port Company, Ltd., Class A	169,700	35,770
Lingyi iTech Guangdong Company, Class A	55,900	75,236
Longfor Group Holdings, Ltd. (A)(C)	272,327	374,915
LONGi Green Energy Technology Company, Ltd., Class A	54,540	125,369
Loongson Technology Corp, Ltd., Class A (B)	2,496	45,722
Luxshare Precision Industry Company, Ltd., Class A	56,100	335,247
Luzhou Laojiao Company, Ltd., Class A	11,700	203,964
Mango Excellent Media Company, Ltd., Class A	13,100	46,042
Maxscend Microelectronics Company, Ltd., Class A	3,400	39,249
Meihua Holdings Group Company, Ltd., Class A	19,100	24,339
Meituan, Class B (B)(C)	640,546	13,373,996
Metallurgical Corp. of China, Ltd., Class A	137,400	59,037
Midea Group Company, Ltd. (B)	37,900	362,106
Midea Group Company, Ltd., Class A	28,200	283,792
MINISO Group Holding, Ltd.	48,000	248,171
Montage Technology Company, Ltd., Class A	8,834	95,085
Muyuan Foods Company, Ltd., Class A	41,600	207,997
Nanjing Iron & Steel Company, Ltd., Class A	41,700	27,544
Nanjing Securities Company, Ltd., Class A	30,000	34,293
NARI Technology Company, Ltd., Class A	60,748	196,048
National Silicon Industry Group Company, Ltd., Class A	19,189	53,404
NAURA Technology Group Company, Ltd., Class A	4,100	253,552
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
NetEase, Inc.	249,896	$4,975,284
New China Life Insurance Company, Ltd., Class A	17,500	116,229
New China Life Insurance Company, Ltd., H Shares	122,717	415,264
New Hope Liuhe Company, Ltd., Class A (B)	22,800	30,008
New Oriental Education & Technology Group, Inc.	190,458	908,827
Ninestar Corp., Class A (B)	10,600	38,320
Ningbo Deye Technology Company, Ltd., Class A	5,252	66,836
Ningbo Orient Wires & Cables Company, Ltd., Class A	5,500	36,070
Ningbo Sanxing Medical Electric Company, Ltd., Class A	9,600	36,202
Ningbo Tuopu Group Company, Ltd., Class A	12,990	113,919
Ningxia Baofeng Energy Group Company, Ltd., Class A	56,100	127,778
NIO, Inc., Class A (B)	186,720	857,340
Nongfu Spring Company, Ltd., H Shares (C)	259,206	1,156,315
OFILM Group Company, Ltd., Class A (B)	25,400	47,936
Oppein Home Group, Inc., Class A	3,600	32,703
Orient Securities Company, Ltd., Class A	73,700	98,672
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (B)	55,500	21,811
PetroChina Company, Ltd., Class A	162,400	175,859
PetroChina Company, Ltd., H Shares	2,746,130	2,054,335
Pharmaron Beijing Company, Ltd., Class A	12,425	45,292
PICC Property & Casualty Company, Ltd., H Shares	907,292	1,486,586
Ping An Bank Company, Ltd., Class A	157,800	250,397
Ping An Insurance Group Company of China, Ltd., Class A	85,000	590,754
Ping An Insurance Group Company of China, Ltd., H Shares	872,162	5,169,529
Pingdingshan Tianan Coal Mining Company, Ltd., Class A	10,300	12,100
Piotech, Inc., Class A	1,657	40,727
Poly Developments and Holdings Group Company, Ltd., Class A	97,900	117,291
Pop Mart International Group, Ltd. (C)	69,407	933,028
Postal Savings Bank of China Company, Ltd., Class A	231,400	169,408
Postal Savings Bank of China Company, Ltd., H Shares (C)	1,029,504	653,961
Power Construction Corp. of China, Ltd., Class A	127,600	87,838
Qifu Technology, Inc., ADR	15,325	614,226
Qinghai Salt Lake Industry Company, Ltd., Class A (B)	33,700	76,583
Range Intelligent Computing Technology Group Company, Ltd., Class A	11,500	98,762
Rockchip Electronics Company, Ltd., Class A	3,200	70,057
Rongsheng Petrochemical Company, Ltd., Class A	67,800	82,262
SAIC Motor Corp., Ltd., Class A	63,300	143,465
Sailun Group Company, Ltd., Class A	23,400	50,680
Sanan Optoelectronics Company, Ltd., Class A	31,200	52,757

The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sany Heavy Industry Company, Ltd., Class A	67,600	$169,394
Satellite Chemical Company, Ltd., Class A	25,843	75,562
SDIC Capital Company, Ltd., Class A	65,300	63,778
SDIC Power Holdings Company, Ltd., Class A	56,100	109,714
Seres Group Company, Ltd., Class A	12,000	201,489
SF Holding Company, Ltd., Class A	36,700	210,855
SG Micro Corp., Class A	3,170	38,760
Shaanxi Coal Industry Company, Ltd., Class A	74,300	193,691
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	23,150	20,460
Shandong Gold Mining Company, Ltd., Class A	27,100	88,001
Shandong Gold Mining Company, Ltd., H Shares (C)	96,287	181,133
Shandong Himile Mechanical Science & Technology Company, Ltd., Class A	5,600	39,270
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	14,400	40,715
Shandong Linglong Tyre Company, Ltd., Class A	11,600	27,937
Shandong Nanshan Aluminum Company, Ltd., Class A	105,700	54,273
Shandong Sun Paper Industry JSC, Ltd., Class A	22,100	43,146
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	318,295	207,708
Shanghai Baosight Software Company, Ltd., Class A	14,872	67,047
Shanghai Baosight Software Company, Ltd., Class B	85,082	151,679
Shanghai BOCHU Electronic Technology Corp., Ltd., Class A	1,263	33,092
Shanghai Electric Group Company, Ltd., Class A (B)	99,400	111,889
Shanghai Electric Power Company, Ltd., Class A	17,900	21,335
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	13,300	45,686
Shanghai International Airport Company, Ltd., Class A	5,300	23,696
Shanghai Lingang Holdings Corp., Ltd., Class A	10,100	13,339
Shanghai M&G Stationery, Inc., Class A	5,700	21,689
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	21,700	57,297
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	92,796	140,560
Shanghai Pudong Development Bank Company, Ltd., Class A	235,700	330,055
Shanghai Putailai New Energy Technology Company, Ltd., Class A	12,510	29,508
Shanghai RAAS Blood Products Company, Ltd., Class A	46,900	43,664
Shanghai Rural Commercial Bank Company, Ltd., Class A	75,100	82,403
Shanghai United Imaging Healthcare Company, Ltd., Class A	6,075	112,804
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	13,100	46,714
Shanjin International Gold Company, Ltd., Class A	21,900	49,162
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanxi Coal International Energy Group Company, Ltd., Class A	12,300	$17,751
Shanxi Coking Coal Energy Group Company, Ltd., Class A	30,000	28,559
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	19,500	32,340
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	9,400	263,989
Shenergy Company, Ltd., Class A	35,300	43,246
Shengyi Technology Company, Ltd., Class A	18,300	73,047
Shennan Circuits Company, Ltd., Class A	4,100	74,587
Shenwan Hongyuan Group Company, Ltd., Class A	199,000	139,899
Shenzhen Capchem Technology Company, Ltd., Class A	6,340	31,603
Shenzhen Energy Group Company, Ltd., Class A	24,100	20,665
Shenzhen Goodix Technology Company, Ltd., Class A	4,100	46,054
Shenzhen Inovance Technology Company, Ltd., Class A	9,800	97,606
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	9,100	317,398
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	5,500	46,858
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	7,400	30,235
Shenzhen Transsion Holdings Company, Ltd., Class A	8,738	111,885
Shenzhou International Group Holdings, Ltd.	107,491	787,201
Shijiazhuang Yiling Pharmaceutical Company, Ltd., Class A	8,900	17,022
Sichuan Chuantou Energy Company, Ltd., Class A	36,300	74,675
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	14,100	57,175
Sichuan Road and Bridge Group Company, Ltd., Class A	38,900	39,277
Sieyuan Electric Company, Ltd., Class A	5,600	56,255
Silergy Corp.	41,000	553,015
Sinolink Securities Company, Ltd., Class A	36,700	43,087
Sinoma International Engineering Company, Class A	20,100	26,385
Sinopharm Group Company, Ltd., H Shares	174,953	440,845
Sinotruk Hong Kong, Ltd.	89,500	238,202
Smoore International Holdings, Ltd. (A)(C)	238,334	355,678
SooChow Securities Company, Ltd., Class A	49,600	54,632
Southwest Securities Company, Ltd., Class A	79,000	48,500
Spring Airlines Company, Ltd., Class A	6,200	45,856
Sungrow Power Supply Company, Ltd., Class A	15,320	149,723
Sunny Optical Technology Group Company, Ltd.	92,264	1,033,282
Sunwoda Electronic Company, Ltd., Class A	15,800	53,045
SUPCON Technology Company, Ltd., Class A	5,060	37,974
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	13,800	61,234

The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Suzhou Maxwell Technologies Company, Ltd., Class A	1,584	$21,768
Suzhou TFC Optical Communication Company, Ltd., Class A	4,520	55,938
TAL Education Group, ADR (B)	53,157	686,788
TBEA Company, Ltd., Class A	26,210	43,495
TCL Technology Group Corp., Class A	145,570	92,682
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	16,000	19,824
Tencent Holdings, Ltd.	839,695	51,680,293
Tencent Music Entertainment Group, ADR	97,279	1,185,831
The People's Insurance Company Group of China, Ltd., Class A	85,100	77,316
The People's Insurance Company Group of China, Ltd., H Shares	1,162,879	573,885
Tian Di Science & Technology Company, Ltd., Class A	39,400	32,107
Tianfeng Securities Company, Ltd., Class A (B)	80,400	50,366
Tianqi Lithium Corp., Class A	9,600	43,049
Tianshan Aluminum Group Company, Ltd., Class A	31,400	36,543
Tianshui Huatian Technology Company, Ltd., Class A	27,600	41,885
Tingyi Cayman Islands Holding Corp.	255,102	371,315
Tongcheng Travel Holdings, Ltd.	164,712	368,973
TongFu Microelectronics Company, Ltd., Class A	10,400	41,073
Tongkun Group Company, Ltd., Class A	17,600	30,863
Tongling Nonferrous Metals Group Company, Ltd., Class A	79,300	35,280
Tongwei Company, Ltd., Class A	33,600	97,507
TravelSky Technology, Ltd., H Shares	119,173	165,642
Trina Solar Company, Ltd., Class A	11,583	27,723
Tsingtao Brewery Company, Ltd., Class A	6,500	62,416
Tsingtao Brewery Company, Ltd., H Shares	78,597	525,768
Unigroup Guoxin Microelectronics Company, Ltd., Class A	5,279	45,013
Unisplendour Corp., Ltd., Class A	21,300	87,282
Universal Scientific Industrial Shanghai Company, Ltd., Class A	11,900	29,605
Victory Giant Technology Huizhou Company, Ltd., Class A	7,600	54,324
Vipshop Holdings, Ltd., ADR	43,672	686,524
Wanhua Chemical Group Company, Ltd., Class A	24,200	229,055
Weichai Power Company, Ltd., Class A	58,200	125,736
Weichai Power Company, Ltd., H Shares	247,633	487,678
Weihai Guangwei Composites Company, Ltd., Class A	7,600	33,515
Wens Foodstuffs Group Company, Ltd., Class A	50,600	113,437
Western Mining Company, Ltd., Class A	20,700	45,639
Western Securities Company, Ltd., Class A	50,700	57,146
Western Superconducting Technologies Company, Ltd., Class A	3,825	23,404
Will Semiconductor Company, Ltd., Class A	9,045	177,779
Wingtech Technology Company, Ltd., Class A	7,900	37,801
Wintime Energy Group Company, Ltd., Class A	215,800	45,186
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Wuhan Guide Infrared Company, Ltd., Class A	17,178	$18,866
Wuliangye Yibin Company, Ltd., Class A	30,300	549,352
WUS Printed Circuit Kunshan Company, Ltd., Class A	15,000	73,391
WuXi AppTec Company, Ltd., Class A	19,600	165,421
WuXi AppTec Company, Ltd., H Shares (C)	39,794	304,685
WuXi Biologics Cayman, Inc. (B)(C)	457,120	1,325,070
XCMG Construction Machinery Company, Ltd., Class A	92,900	112,799
Xiamen C & D, Inc., Class A	21,900	31,119
Xiamen Tungsten Company, Ltd., Class A	6,600	17,490
Xiaomi Corp., Class B (B)(C)	1,985,034	13,288,851
Xinjiang Daqo New Energy Company, Ltd., Class A	10,137	29,797
Xinyi Solar Holdings, Ltd.	627,086	266,321
XPeng, Inc., A Shares (B)	160,676	1,716,825
Yadea Group Holdings, Ltd. (C)	158,485	260,167
Yangzijiang Shipbuilding Holdings, Ltd.	439,400	775,793
Yankuang Energy Group Company, Ltd., Class A	37,370	68,206
Yankuang Energy Group Company, Ltd., H Shares	414,584	432,188
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	7,700	37,160
Yealink Network Technology Corp., Ltd., Class A	8,780	47,661
Yifeng Pharmacy Chain Company, Ltd., Class A	7,528	24,343
Yihai Kerry Arawana Holdings Company, Ltd., Class A	12,600	55,497
Yonyou Network Technology Company, Ltd., Class A (B)	24,400	51,342
Youngor Fashion Company, Ltd., Class A	42,700	48,406
YTO Express Group Company, Ltd., Class A	23,100	43,721
Yum China Holdings, Inc.	49,538	2,447,673
Yunnan Aluminium Company, Ltd., Class A	27,300	60,885
Yunnan Baiyao Group Company, Ltd., Class A	14,740	111,772
Yunnan Chihong Zinc&Germanium Company, Ltd., Class A	39,400	29,406
Yunnan Energy New Material Company, Ltd., Class A	6,400	28,836
Yunnan Tin Company, Ltd., Class A	9,400	18,028
Yunnan Yuntianhua Company, Ltd., Class A	13,000	37,412
Yutong Bus Company, Ltd., Class A	20,100	72,823
Zangge Mining Company, Ltd., Class A	10,900	48,095
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	4,600	129,406
Zhaojin Mining Industry Company, Ltd., H Shares	188,243	320,033
Zhejiang China Commodities City Group Company, Ltd., Class A	44,300	78,113
Zhejiang Chint Electrics Company, Ltd., Class A	14,100	45,364
Zhejiang Dahua Technology Company, Ltd., Class A	22,100	50,136
Zhejiang Dingli Machinery Company, Ltd., Class A	4,300	34,682

The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Expressway Company, Ltd., H Shares	202,255	$150,387
Zhejiang Huahai Pharmaceutical Company, Ltd., Class A	6,700	13,750
Zhejiang Huayou Cobalt Company, Ltd., Class A	10,810	49,258
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	7,000	31,870
Zhejiang Juhua Company, Ltd., Class A	22,300	74,918
Zhejiang Leapmotor Technology Company, Ltd. (B)(C)	64,000	289,098
Zhejiang Longsheng Group Company, Ltd., Class A	24,600	31,827
Zhejiang NHU Company, Ltd., Class A	24,280	70,645
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	16,000	67,023
Zhejiang Supor Company, Ltd., Class A	2,800	20,408
Zhejiang Wanfeng Auto Wheel Company, Ltd., Class A	19,700	53,742
Zhejiang Weiming Environment Protection Company, Ltd., Class A	9,280	24,531
Zhejiang Zheneng Electric Power Company, Ltd., Class A	81,900	61,795
Zheshang Securities Company, Ltd., Class A	39,800	63,364
Zhongji Innolight Company, Ltd., Class A	8,780	124,259
Zhongjin Gold Corp., Ltd., Class A	36,500	61,619
Zhongsheng Group Holdings, Ltd.	104,554	170,618
Zhongtai Securities Company, Ltd., Class A	50,200	43,626
Zhuzhou CRRC Times Electric Company, Ltd., Class A	7,204	46,037
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	62,092	260,880
Zijin Mining Group Company, Ltd., Class A	166,600	356,118
Zijin Mining Group Company, Ltd., H Shares	728,396	1,376,026
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	57,100	62,789
ZTE Corp., Class A	32,900	175,856
ZTE Corp., H Shares	98,175	371,968
ZTO Express Cayman, Inc.	54,400	1,055,367
		283,357,647
Colombia - 0.0%
Bancolombia SA	34,162	375,848
Interconexion Electrica SA ESP	63,971	319,099
		694,947
Czech Republic - 0.0%
CEZ AS	20,019	848,027
Komercni banka AS	9,610	414,866
Moneta Money Bank AS (C)	33,093	185,988
		1,448,881
Denmark - 1.2%
A.P. Moller - Maersk A/S, Series A	85	147,543
A.P. Moller - Maersk A/S, Series B	512	900,772
Carlsberg A/S, Class B	7,797	976,579
Coloplast A/S, B Shares	10,245	1,091,044
Danske Bank A/S	56,030	1,884,469
Demant A/S (B)	7,033	253,174
DSV A/S	16,647	3,345,909
Genmab A/S (B)	5,069	1,142,400
Novo Nordisk A/S, Class B	262,174	23,783,534
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Novonesis A/S, B Shares	28,893	$1,748,925
Orsted A/S (B)(C)	13,621	597,263
Pandora A/S	6,679	1,179,507
ROCKWOOL A/S, B Shares	785	310,265
Tryg A/S	29,882	653,378
Vestas Wind Systems A/S (B)	81,920	1,153,738
Zealand Pharma A/S (B)	5,254	487,474
		39,655,974
Egypt - 0.0%
Commercial International Bank Egypt SAE	30,517	45,610
Eastern Company SAE	21,096	12,912
Talaat Moustafa Group	13,199	14,072
		72,594
Finland - 0.6%
Elisa OYJ	16,329	751,988
Fortum OYJ	51,963	814,480
Kesko OYJ, B Shares	31,318	593,684
Kone OYJ, B Shares	39,726	2,242,354
Metso OYJ	73,354	813,928
Neste OYJ	48,246	432,365
Nokia OYJ	623,503	2,995,556
Nordea Bank ABP	365,979	4,817,210
Orion OYJ, Class B	12,533	705,371
Sampo OYJ, A Shares	295,955	2,598,697
Stora Enso OYJ, R Shares	68,323	734,324
UPM-Kymmene OYJ	61,955	1,800,122
Wartsila OYJ ABP	59,113	1,124,946
		20,425,025
France - 6.9%
Accor SA	23,892	1,196,604
Aeroports de Paris SA	4,031	413,147
Air Liquide SA	70,965	13,022,182
Airbus SE	73,189	12,682,491
Alstom SA (B)	42,648	936,215
Amundi SA (C)	8,144	585,095
Arkema SA	6,937	571,049
AXA SA	219,290	8,573,924
BioMerieux	4,980	595,507
BNP Paribas SA	125,158	9,484,807
Bollore SE	84,710	513,114
Bouygues SA	22,348	765,335
Bureau Veritas SA	38,721	1,164,479
Capgemini SE	18,988	2,948,578
Carrefour SA	64,866	861,415
Cie de Saint-Gobain SA	55,965	5,600,604
Cie Generale des Etablissements Michelin SCA	81,853	2,909,194
Covivio SA	6,714	365,813
Credit Agricole SA	130,315	2,172,722
Danone SA	79,047	5,641,358
Dassault Aviation SA	2,659	681,157
Dassault Systemes SE	81,890	3,247,328
Edenred SE	29,752	947,000
Eiffage SA	8,640	867,888
Engie SA	222,944	3,988,331
EssilorLuxottica SA	36,485	10,924,681
Eurazeo SE	5,112	404,905
Gecina SA	5,454	511,251
Getlink SE	35,237	584,440
Havas NV (B)	2,247	3,240
Hermes International SCA	3,887	11,095,240
Ipsen SA	4,503	522,270
Kering SA	9,131	2,558,400

The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Klepierre SA	25,849	$821,254
La Francaise des Jeux SACA (C)	11,920	455,393
Legrand SA	32,186	3,548,566
L'Oreal SA	29,465	10,833,315
Louis Hachette Group (B)	1,677	2,476
LVMH Moet Hennessy Louis Vuitton SE	33,764	24,396,639
Orange SA	224,957	2,695,718
Pernod Ricard SA	24,832	2,664,451
Publicis Groupe SA	28,207	2,801,216
Renault SA	23,715	1,232,322
Rexel SA	27,743	753,883
Safran SA	44,905	11,757,775
Sanofi SA	140,223	15,320,460
Sartorius Stedim Biotech	3,574	743,968
Schneider Electric SE	67,201	16,510,326
Schneider Electric SE (Euronext London Exchange)	1,178	287,350
SEB SA	2,934	259,161
Societe Generale SA	88,810	3,637,884
Sodexo SA	10,665	819,435
Teleperformance SE	6,730	647,987
Thales SA	11,922	2,400,640
TotalEnergies SE	264,146	15,926,307
Unibail-Rodamco-Westfield (B)	14,581	1,235,255
Veolia Environnement SA	84,814	2,541,627
Vinci SA	61,116	7,031,302
		236,664,474
Germany - 6.0%
adidas AG	20,559	5,255,125
Allianz SE	50,174	17,183,202
BASF SE	113,234	5,773,652
Bayer AG	124,466	2,941,325
Bayerische Motoren Werke AG	37,294	3,242,201
Bechtle AG	10,034	343,045
Beiersdorf AG	12,466	1,710,887
Brenntag SE	16,273	1,076,056
Carl Zeiss Meditec AG, Bearer Shares (A)	5,051	315,124
Commerzbank AG	119,400	2,566,574
Continental AG	13,817	991,283
Covestro AG (B)	22,568	1,389,220
CTS Eventim AG & Company KGaA	7,821	858,764
Daimler Truck Holding AG	62,832	2,758,728
Delivery Hero SE (B)(C)	23,663	676,491
Deutsche Bank AG	242,913	5,241,086
Deutsche Boerse AG	23,976	6,253,513
Deutsche Lufthansa AG	74,741	535,275
Deutsche Telekom AG	443,248	15,995,709
DHL Group	129,240	5,053,070
E.ON SE	283,086	3,610,662
Evonik Industries AG	31,256	621,116
Fresenius Medical Care AG	26,155	1,268,452
Fresenius SE & Company KGaA (B)	53,799	2,150,950
GEA Group AG	19,270	1,117,806
Hannover Rueck SE	7,911	2,103,692
Heidelberg Materials AG	17,486	2,629,560
Henkel AG & Company KGaA	11,714	894,267
Infineon Technologies AG	165,753	6,148,327
Knorr-Bremse AG	9,020	782,409
LEG Immobilien SE	9,545	792,470
Mercedes-Benz Group AG	95,015	5,909,103
Merck KGaA	16,459	2,337,264
MTU Aero Engines AG	6,957	2,424,098
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	17,152	$9,720,898
Nemetschek SE	7,277	853,256
Puma SE	13,283	397,468
Rational AG	635	573,022
Rheinmetall AG	5,599	5,913,214
RWE AG	80,066	2,516,698
SAP SE	132,690	36,821,850
Scout24 SE (C)	9,317	911,319
Siemens AG	96,649	22,174,061
Siemens Energy AG (B)	81,569	4,690,774
Siemens Healthineers AG (C)	35,943	2,009,051
Symrise AG	16,759	1,686,275
Talanx AG	8,686	790,515
Vonovia SE	94,038	2,912,663
Zalando SE (B)(C)	28,495	1,026,359
		205,947,929
Greece - 0.2%
Alpha Services and Holdings SA	268,134	544,982
Eurobank Ergasias Services and Holdings SA	321,685	839,304
Hellenic Telecommunications Organization SA	19,160	298,959
JUMBO SA	13,950	385,747
Metlen Energy & Metals SA	12,933	477,112
National Bank of Greece SA	108,091	1,003,644
OPAP SA	21,946	390,083
Piraeus Financial Holdings SA	132,136	623,930
Public Power Corp. SA	23,839	327,834
		4,891,595
Hong Kong - 1.8%
AIA Group, Ltd.	1,600,674	12,290,602
Alibaba Health Information Technology, Ltd. (A)(B)	705,746	455,769
Beijing Enterprises Holdings, Ltd.	63,970	220,522
Beijing Enterprises Water Group, Ltd.	529,340	154,878
BOC Hong Kong Holdings, Ltd.	540,301	1,904,567
Bosideng International Holdings, Ltd.	491,812	239,739
C&D International Investment Group, Ltd.	84,246	167,409
China Gas Holdings, Ltd.	349,102	303,530
China Merchants Port Holdings Company, Ltd.	162,231	265,637
China Overseas Land & Investment, Ltd.	500,252	927,625
China Power International Development, Ltd.	533,969	206,196
China Resources Beer Holdings Company, Ltd.	207,662	666,454
China Resources Gas Group, Ltd.	119,873	403,679
China Resources Land, Ltd.	416,711	1,395,398
China Resources Power Holdings Company, Ltd.	244,808	566,180
China Ruyi Holdings, Ltd. (A)(B)	781,326	229,326
China State Construction International Holdings, Ltd.	259,116	395,748
China Taiping Insurance Holdings Company, Ltd.	200,129	295,228
Chow Tai Fook Jewellery Group, Ltd.	254,031	245,458
CK Asset Holdings, Ltd.	279,573	1,217,566
CK Hutchison Holdings, Ltd.	390,134	1,950,878
CK Infrastructure Holdings, Ltd.	91,799	630,682
CLP Holdings, Ltd.	239,344	1,982,991
Far East Horizon, Ltd.	250,693	190,444
Futu Holdings, Ltd., ADR	8,206	896,013

The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Galaxy Entertainment Group, Ltd.	318,387	$1,309,482
GCL Technology Holdings, Ltd. (B)	2,907,736	466,109
Geely Automobile Holdings, Ltd.	782,860	1,770,086
Guangdong Investment, Ltd.	374,587	284,526
Hang Seng Bank, Ltd.	109,233	1,534,121
Henderson Land Development Company, Ltd.	207,796	568,901
HKT Trust & HKT, Ltd.	533,846	684,667
Hong Kong & China Gas Company, Ltd.	1,612,498	1,288,239
Hong Kong Exchanges & Clearing, Ltd.	176,085	7,937,563
Hongkong Land Holdings, Ltd.	161,346	730,335
Jardine Matheson Holdings, Ltd.	23,367	934,088
Kunlun Energy Company, Ltd.	501,215	500,712
Link REIT	372,585	1,693,431
MTR Corp., Ltd.	220,212	721,236
Orient Overseas International, Ltd.	16,727	223,909
Power Assets Holdings, Ltd.	201,806	1,368,135
Prudential PLC	336,114	3,094,365
Sino Biopharmaceutical, Ltd.	1,338,160	555,598
Sino Land Company, Ltd.	549,297	550,077
SITC International Holdings Company, Ltd.	189,947	457,866
Sun Hung Kai Properties, Ltd.	211,363	1,989,245
Swire Pacific, Ltd., Class A	58,625	487,610
Techtronic Industries Company, Ltd.	200,113	2,800,522
The Wharf Holdings, Ltd.	152,000	353,695
Want Want China Holdings, Ltd.	595,564	359,461
WH Group, Ltd. (C)	1,212,366	990,593
Wharf Real Estate Investment Company, Ltd.	237,027	617,614
		62,474,705
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	45,875	340,146
OTP Bank NYRT	26,973	1,655,450
Richter Gedeon NYRT	16,715	465,638
		2,461,234
India - 4.4%
ABB India, Ltd.	6,075	344,644
Adani Enterprises, Ltd.	16,369	394,496
Adani Green Energy, Ltd. (B)	22,946	201,538
Adani Ports & Special Economic Zone, Ltd.	60,506	745,819
Adani Power, Ltd. (B)	64,487	363,233
Alkem Laboratories, Ltd.	4,781	250,707
Ambuja Cements, Ltd.	68,488	365,972
APL Apollo Tubes, Ltd.	19,898	326,424
Apollo Hospitals Enterprise, Ltd.	11,355	792,211
Ashok Leyland, Ltd.	167,226	411,225
Asian Paints, Ltd.	42,599	1,064,430
Astral, Ltd.	14,350	220,861
AU Small Finance Bank, Ltd. (C)	39,672	257,649
Aurobindo Pharma, Ltd. (B)	29,981	363,161
Avenue Supermarts, Ltd. (B)(C)	18,318	715,230
Axis Bank, Ltd.	259,365	3,027,737
Bajaj Auto, Ltd.	7,655	695,083
Bajaj Finance, Ltd.	31,471	3,090,479
Bajaj Finserv, Ltd.	43,517	934,386
Bajaj Holdings & Investment, Ltd.	3,011	398,692
Balkrishna Industries, Ltd.	8,479	252,779
Bank of Baroda	118,124	268,158
Bharat Electronics, Ltd.	421,123	1,200,208
Bharat Forge, Ltd.	28,541	332,493
Bharat Heavy Electricals, Ltd.	120,935	249,693
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Bharat Petroleum Corp., Ltd.	170,264	$466,261
Bharti Airtel, Ltd.	290,234	5,227,917
Bosch, Ltd.	808	245,448
Britannia Industries, Ltd.	12,062	634,381
BSE, Ltd.	7,608	407,995
Canara Bank	204,864	191,518
CG Power & Industrial Solutions, Ltd. (B)	69,171	454,378
Cholamandalam Investment and Finance Company, Ltd.	47,586	764,354
Cipla, Ltd.	59,217	954,376
Coal India, Ltd.	207,464	878,620
Colgate-Palmolive India, Ltd.	15,180	429,569
Container Corp. of India, Ltd.	27,344	196,350
Cummins India, Ltd.	15,904	499,527
Dabur India, Ltd.	58,933	333,556
Divi's Laboratories, Ltd.	13,587	849,121
Dixon Technologies India, Ltd.	3,816	614,564
DLF, Ltd.	85,329	621,546
Dr. Reddy's Laboratories, Ltd.	65,741	840,060
Eicher Motors, Ltd.	15,468	851,158
GAIL India, Ltd.	264,591	481,801
GMR Airports, Ltd. (B)	292,009	233,209
Godrej Consumer Products, Ltd.	46,766	541,161
Godrej Properties, Ltd. (B)	17,071	380,035
Grasim Industries, Ltd.	29,967	799,079
Havells India, Ltd.	28,225	460,999
HCL Technologies, Ltd.	107,745	1,952,139
HDFC Asset Management Company, Ltd. (C)	11,077	461,470
HDFC Bank, Ltd.	638,737	12,697,078
HDFC Life Insurance Company, Ltd. (C)	112,256	785,442
Hero MotoCorp, Ltd.	13,536	575,219
Hindalco Industries, Ltd.	152,638	1,114,031
Hindustan Aeronautics, Ltd.	23,359	831,269
Hindustan Petroleum Corp., Ltd.	107,796	365,418
Hindustan Unilever, Ltd.	92,897	2,334,809
ICICI Bank, Ltd.	591,207	8,180,928
ICICI Lombard General Insurance Company, Ltd. (C)	28,709	557,328
ICICI Prudential Life Insurance Company, Ltd. (C)	43,376	273,422
IDFC First Bank, Ltd. (B)	374,132	251,775
Indian Oil Corp., Ltd.	318,212	417,063
Indian Railway Catering & Tourism Corp., Ltd.	24,984	193,540
Indus Towers, Ltd. (B)	134,987	502,209
IndusInd Bank, Ltd.	31,453	351,046
Info Edge India, Ltd.	8,056	649,048
Infosys, Ltd.	376,190	7,378,913
InterGlobe Aviation, Ltd. (B)(C)	21,453	1,103,276
ITC Hotels, Ltd. (B)	3,211	6,037
ITC, Ltd.	338,636	1,537,985
Jindal Stainless, Ltd.	36,385	244,548
Jindal Steel & Power, Ltd.	46,351	454,282
Jio Financial Services, Ltd. (B)	321,747	771,102
JSW Energy, Ltd.	49,937	265,575
JSW Steel, Ltd.	68,644	752,932
Jubilant Foodworks, Ltd.	41,026	293,701
Kalyan Jewellers India, Ltd.	46,573	251,206
Kotak Mahindra Bank, Ltd.	124,239	2,707,965
Larsen & Toubro, Ltd.	76,425	2,783,626
LTIMindtree, Ltd. (C)	8,236	441,616
Lupin, Ltd.	25,724	562,918
Macrotech Developers, Ltd. (C)	33,802	436,645

The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Mahindra & Mahindra, Ltd.	105,948	$3,156,245
Mankind Pharma, Ltd. (B)	11,340	294,864
Marico, Ltd.	57,722	396,636
Maruti Suzuki India, Ltd.	14,212	1,948,824
Max Healthcare Institute, Ltd.	87,974	977,934
Mphasis, Ltd.	11,814	306,382
MRF, Ltd.	253	305,804
Muthoot Finance, Ltd.	13,783	336,837
Nestle India, Ltd.	37,643	946,887
NHPC, Ltd.	344,506	290,302
NMDC, Ltd.	347,988	250,864
NTPC, Ltd.	495,069	1,767,811
Oberoi Realty, Ltd.	14,389	243,164
Oil & Natural Gas Corp., Ltd.	357,759	929,333
Oil India, Ltd.	55,133	217,477
Oracle Financial Services Software, Ltd.	2,501	223,374
Page Industries, Ltd.	668	310,420
PB Fintech, Ltd. (B)	36,308	613,521
Persistent Systems, Ltd.	12,325	746,295
Petronet LNG, Ltd.	80,946	263,310
PI Industries, Ltd.	8,351	288,134
Pidilite Industries, Ltd.	16,887	514,725
Polycab India, Ltd.	5,961	323,048
Power Finance Corp., Ltd.	169,411	714,422
Power Grid Corp. of India, Ltd.	529,889	1,531,392
Prestige Estates Projects, Ltd.	19,595	253,045
Punjab National Bank	260,756	262,607
Rail Vikas Nigam, Ltd.	59,310	227,901
REC, Ltd.	150,849	631,321
Reliance Industries, Ltd.	688,566	9,470,450
Samvardhana Motherson International, Ltd.	358,270	490,944
SBI Cards & Payment Services, Ltd.	30,819	295,253
SBI Life Insurance Company, Ltd. (C)	51,921	851,312
Shree Cement, Ltd.	986	308,702
Shriram Finance, Ltd.	159,997	1,138,104
Siemens, Ltd.	10,131	537,078
Solar Industries India, Ltd.	3,090	311,857
Sona BLW Precision Forgings, Ltd. (C)	47,344	266,727
SRF, Ltd.	14,970	479,537
State Bank of India	204,451	1,620,385
Sun Pharmaceutical Industries, Ltd.	109,197	1,987,444
Sundaram Finance, Ltd.	7,490	390,352
Supreme Industries, Ltd.	7,067	270,258
Suzlon Energy, Ltd. (B)	1,078,441	619,160
Tata Communications, Ltd.	12,647	196,065
Tata Consultancy Services, Ltd.	102,158	4,078,176
Tata Consumer Products, Ltd.	66,842	741,687
Tata Elxsi, Ltd.	3,525	218,907
Tata Motors, Ltd.	229,056	1,635,188
Tata Steel, Ltd.	838,373	1,323,872
Tech Mahindra, Ltd.	60,724	1,038,049
The Indian Hotels Company, Ltd.	97,226	799,050
The Phoenix Mills, Ltd.	22,230	391,938
The Tata Power Company, Ltd.	180,125	701,789
Thermax, Ltd.	4,668	180,936
Titan Company, Ltd.	39,988	1,417,983
Torrent Pharmaceuticals, Ltd.	11,429	383,140
Torrent Power, Ltd.	19,206	281,678
Trent, Ltd.	20,475	1,138,531
Tube Investments of India, Ltd.	11,758	333,360
TVS Motor Company, Ltd.	26,841	688,566
UltraTech Cement, Ltd.	13,043	1,509,711
Union Bank of India, Ltd.	171,872	223,598
United Spirits, Ltd.	32,907	484,544
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
UPL, Ltd.	49,887	$360,574
Varun Beverages, Ltd.	128,451	636,804
Vedanta, Ltd.	154,344	701,913
Vodafone Idea, Ltd. (B)	2,758,569	240,232
Voltas, Ltd.	24,160	366,382
Wipro, Ltd.	299,195	958,442
Yes Bank, Ltd. (B)	1,566,240	302,087
Zomato, Ltd. (B)	748,934	1,907,690
Zydus Lifesciences, Ltd.	28,329	284,587
		149,945,773
Indonesia - 0.1%
Alamtri Resources Indonesia Tbk PT	587,900	73,662
Amman Mineral Internasional PT (B)	268,300	106,153
Astra International Tbk PT	863,200	236,054
Bank Central Asia Tbk PT	2,345,000	1,195,003
Bank Mandiri Persero Tbk PT	1,593,700	446,203
Bank Negara Indonesia Persero Tbk PT	644,800	157,430
Bank Rakyat Indonesia Persero Tbk PT	2,899,000	594,271
Barito Pacific Tbk PT	1,020,100	48,422
Chandra Asri Pacific Tbk PT	332,400	134,342
Charoen Pokphand Indonesia Tbk PT	305,000	77,155
GoTo Gojek Tokopedia Tbk PT (B)	38,407,300	174,362
Indah Kiat Pulp & Paper Tbk PT	100,000	28,388
Indofood CBP Sukses Makmur Tbk PT	101,000	63,658
Indofood Sukses Makmur Tbk PT	192,900	82,914
Kalbe Farma Tbk PT	831,600	54,166
Merdeka Copper Gold Tbk PT (B)	362,900	30,762
Sumber Alfaria Trijaya Tbk PT	766,300	101,671
Telkom Indonesia Persero Tbk PT	2,119,500	303,369
Unilever Indonesia Tbk PT	271,500	16,637
United Tractors Tbk PT	60,500	81,678
		4,006,300
Ireland - 0.7%
AerCap Holdings NV	23,847	2,458,626
AIB Group PLC	165,090	1,159,698
Bank of Ireland Group PLC	79,148	934,978
DCC PLC	12,067	818,294
Experian PLC	112,736	5,370,395
James Hardie Industries PLC, CHESS Depositary Interest (B)	52,420	1,662,128
Kerry Group PLC, Class A	12,297	1,293,052
Kingspan Group PLC	12,549	1,031,869
PDD Holdings, Inc., ADR (B)	89,650	10,192,309
Smurfit WestRock PLC	709	36,918
		24,958,267
Israel - 0.5%
Azrieli Group, Ltd.	4,767	363,908
Bank Hapoalim BM	145,019	1,978,956
Bank Leumi Le-Israel BM	173,439	2,299,879
Check Point Software Technologies, Ltd. (B)	10,188	2,244,009
CyberArk Software, Ltd. (B)	4,965	1,806,515
Elbit Systems, Ltd.	3,184	968,533
Global-e Online, Ltd. (B)	11,697	498,526
ICL Group, Ltd.	90,450	548,205
Israel Discount Bank, Ltd., Class A	140,420	1,085,176
Mizrahi Tefahot Bank, Ltd.	17,451	818,648
Monday.com, Ltd. (B)	4,364	1,295,104
Nice, Ltd. (B)	7,259	1,006,718
Teva Pharmaceutical Industries, Ltd., ADR (B)	130,992	2,156,128

The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Wix.com, Ltd. (B)	6,161	$1,236,451
		18,306,756
Italy - 2.2%
Amplifon SpA	19,242	489,247
Banco BPM SpA	199,186	1,995,152
BPER Banca SpA	154,388	1,179,290
Davide Campari-Milano NV	94,417	563,659
DiaSorin SpA	3,466	366,563
Enel SpA	1,269,198	9,294,418
Eni SpA	356,785	5,167,450
Ferrari NV (A)	19,682	9,255,584
FinecoBank SpA	94,441	1,768,248
Generali	150,692	4,974,711
Infrastrutture Wireless Italiane SpA (C)	49,178	492,526
Intesa Sanpaolo SpA	2,282,008	11,245,663
Leonardo SpA	66,114	2,666,490
Mediobanca Banca di Credito Finanziario SpA	77,291	1,377,774
Moncler SpA	36,374	2,500,825
Nexi SpA (B)(C)	78,910	413,846
Poste Italiane SpA (C)	73,590	1,187,799
Prysmian SpA	44,184	2,628,620
Recordati Industria Chimica e Farmaceutica SpA	16,051	906,863
Snam SpA	307,458	1,481,902
Telecom Italia SpA (B)	1,527,940	430,337
Terna - Rete Elettrica Nazionale	216,844	1,812,668
UniCredit SpA	229,953	12,130,377
Unipol Assicurazioni SpA	66,744	996,943
		75,326,955
Japan - 13.3%
Advantest Corp.	91,984	5,154,506
Aeon Company, Ltd. (A)	77,885	1,910,864
AGC, Inc.	22,642	679,387
Aisin Corp.	62,467	740,300
Ajinomoto Company, Inc.	55,712	2,231,765
ANA Holdings, Inc.	17,723	336,288
Asahi Group Holdings, Ltd.	173,720	2,154,724
Asahi Kasei Corp.	148,590	1,010,046
Asics Corp.	82,400	1,845,167
Astellas Pharma, Inc.	215,212	2,093,402
Bandai Namco Holdings, Inc.	71,076	2,372,459
Bridgestone Corp.	68,134	2,655,697
Brother Industries, Ltd.	27,157	524,490
Canon, Inc.	111,793	3,784,412
Capcom Company, Ltd.	41,388	1,027,006
Central Japan Railway Company (A)	90,810	1,787,123
Chubu Electric Power Company, Inc.	75,429	797,118
Chugai Pharmaceutical Company, Ltd. (A)	80,890	4,063,267
Concordia Financial Group, Ltd.	129,517	758,338
Dai Nippon Printing Company, Ltd.	46,186	672,214
Daifuku Company, Ltd.	39,048	1,023,060
Dai-ichi Life Holdings, Inc.	110,048	3,263,084
Daiichi Sankyo Company, Ltd.	210,288	4,840,986
Daikin Industries, Ltd.	31,734	3,322,397
Daito Trust Construction Company, Ltd.	6,906	717,725
Daiwa House Industry Company, Ltd.	70,955	2,335,926
Daiwa Securities Group, Inc.	163,664	1,153,590
Denso Corp.	226,548	2,938,425
Dentsu Group, Inc.	23,667	491,298
Disco Corp.	11,124	2,823,333
East Japan Railway Company	107,690	2,129,256
Eisai Company, Ltd.	30,125	866,347
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
ENEOS Holdings, Inc.	325,248	$1,744,895
FANUC Corp.	113,902	3,278,954
Fast Retailing Company, Ltd.	22,991	7,017,092
Fuji Electric Company, Ltd.	16,364	729,714
FUJIFILM Holdings Corp.	134,165	2,730,553
Fujikura, Ltd.	30,400	1,268,756
Fujitsu, Ltd.	198,720	3,833,282
Hankyu Hanshin Holdings, Inc.	26,500	692,450
Hikari Tsushin, Inc.	2,191	555,653
Hitachi Construction Machinery Company, Ltd.	13,154	342,463
Hitachi, Ltd.	556,790	14,151,430
Honda Motor Company, Ltd.	539,024	5,014,357
Hoshizaki Corp.	13,116	529,506
Hoya Corp.	41,833	4,911,567
Hulic Company, Ltd.	54,418	508,046
Idemitsu Kosan Company, Ltd.	106,460	723,317
Inpex Corp.	104,535	1,324,808
Isuzu Motors, Ltd.	66,767	883,981
ITOCHU Corp.	142,883	6,314,334
Japan Airlines Company, Ltd.	15,453	264,842
Japan Exchange Group, Inc.	121,306	1,290,299
Japan Post Bank Company, Ltd.	172,197	1,738,130
Japan Post Holdings Company, Ltd.	234,465	2,502,523
Japan Post Insurance Company, Ltd.	25,045	488,141
Japan Real Estate Investment Corp.	735	527,827
Japan Tobacco, Inc.	144,026	3,595,965
JFE Holdings, Inc.	68,625	858,062
Kajima Corp.	47,527	989,730
Kao Corp.	55,804	2,400,992
Kawasaki Kisen Kaisha, Ltd.	44,659	650,488
KDDI Corp.	183,990	6,000,231
Keyence Corp.	23,404	9,335,330
Kikkoman Corp.	80,385	779,980
Kirin Holdings Company, Ltd.	92,203	1,243,568
Kobe Bussan Company, Ltd.	17,987	397,537
Kokusai Electric Corp.	18,300	381,853
Komatsu, Ltd.	105,684	3,169,573
Konami Group Corp.	12,079	1,474,876
Kubota Corp. (A)	113,009	1,397,268
Kyocera Corp.	153,568	1,708,528
Kyowa Kirin Company, Ltd.	28,693	406,399
Lasertec Corp. (A)	9,636	872,582
LY Corp.	339,854	1,147,210
M3, Inc.	52,519	620,173
Makita Corp.	28,560	937,066
Marubeni Corp.	171,213	2,695,923
MatsukiyoCocokara & Company	39,213	597,108
McDonald's Holdings Company Japan, Ltd. (A)	9,991	378,259
MEIJI Holdings Company, Ltd.	27,443	561,360
MINEBEA MITSUMI, Inc.	43,668	674,673
Mitsubishi Chemical Group Corp.	160,410	814,454
Mitsubishi Corp.	401,306	6,704,315
Mitsubishi Electric Corp.	228,666	3,549,433
Mitsubishi Estate Company, Ltd.	130,077	1,913,139
Mitsubishi HC Capital, Inc.	103,640	700,647
Mitsubishi Heavy Industries, Ltd.	385,700	5,179,345
Mitsubishi UFJ Financial Group, Inc.	1,331,554	16,975,502
Mitsui & Company, Ltd.	303,490	5,687,123
Mitsui Chemicals, Inc.	20,214	453,444
Mitsui Fudosan Company, Ltd.	320,932	2,791,844
Mitsui OSK Lines, Ltd.	41,521	1,534,887
Mizuho Financial Group, Inc.	289,413	8,132,629

The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
MonotaRO Company, Ltd.	30,204	$507,399
MS&AD Insurance Group Holdings, Inc.	156,494	3,291,186
Murata Manufacturing Company, Ltd.	202,256	3,459,955
NEC Corp.	29,506	2,880,123
Nexon Company, Ltd.	40,471	547,777
Nidec Corp.	99,948	1,801,846
Nintendo Company, Ltd.	124,763	9,314,410
Nippon Building Fund, Inc.	879	726,607
Nippon Paint Holdings Company, Ltd.	114,214	849,680
Nippon Sanso Holdings Corp.	20,933	639,947
Nippon Steel Corp.	108,442	2,407,271
Nippon Telegraph & Telephone Corp.	3,559,990	3,446,592
Nippon Yusen KK (A)	52,792	1,855,642
Nissan Motor Company, Ltd.	264,491	756,897
Nissin Foods Holdings Company, Ltd.	24,017	485,579
Nitori Holdings Company, Ltd.	9,653	987,850
Nitto Denko Corp.	84,915	1,673,007
Nomura Holdings, Inc.	366,288	2,386,356
Nomura Research Institute, Ltd.	45,235	1,486,267
NTT Data Group Corp.	75,697	1,411,202
Obayashi Corp.	78,464	1,063,023
Obic Company, Ltd.	38,300	1,100,587
Olympus Corp.	140,867	1,932,397
Omron Corp.	20,925	631,863
Ono Pharmaceutical Company, Ltd.	43,636	470,624
Oracle Corp. Japan	4,560	434,713
Oriental Land Company, Ltd.	130,658	2,689,100
ORIX Corp.	139,939	2,906,120
Osaka Gas Company, Ltd.	43,403	999,647
Otsuka Corp.	26,524	579,699
Otsuka Holdings Company, Ltd.	53,732	2,633,870
Pan Pacific International Holdings Corp.	45,660	1,216,420
Panasonic Holdings Corp.	280,230	3,465,816
Rakuten Group, Inc. (B)	179,906	1,113,373
Recruit Holdings Company, Ltd.	168,512	10,045,074
Renesas Electronics Corp.	202,081	3,374,046
Resona Holdings, Inc.	252,135	1,972,773
Ricoh Company, Ltd.	62,732	681,903
SBI Holdings, Inc.	33,135	966,009
SCREEN Holdings Company, Ltd.	9,900	716,422
SCSK Corp.	18,187	454,469
Secom Company, Ltd.	49,728	1,708,369
Seiko Epson Corp.	33,931	575,293
Sekisui Chemical Company, Ltd.	45,150	770,360
Sekisui House, Ltd.	71,803	1,623,492
Seven & i Holdings Company, Ltd.	265,539	3,788,268
SG Holdings Company, Ltd.	36,857	375,568
Shimadzu Corp.	28,110	744,938
Shimano, Inc.	9,156	1,242,422
Shin-Etsu Chemical Company, Ltd.	216,391	6,524,268
Shionogi & Company, Ltd.	90,458	1,355,125
Shiseido Company, Ltd.	47,906	870,729
Shizuoka Financial Group, Inc.	52,496	533,317
SMC Corp.	6,865	2,485,938
SoftBank Corp.	3,415,860	4,869,470
SoftBank Group Corp.	114,918	6,401,856
Sompo Holdings, Inc.	108,684	3,235,763
Sony Group Corp.	749,235	18,743,081
Subaru Corp.	70,704	1,310,868
Sumitomo Corp.	130,917	2,939,865
Sumitomo Electric Industries, Ltd.	86,100	1,517,566
Sumitomo Metal Mining Company, Ltd.	29,165	638,399
Sumitomo Mitsui Financial Group, Inc.	447,346	11,388,197
Sumitomo Mitsui Trust Group, Inc.	78,220	2,006,184
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Realty & Development Company, Ltd.	37,485	$1,307,445
Suntory Beverage & Food, Ltd. (A)	16,336	523,647
Suzuki Motor Corp.	189,088	2,315,589
Sysmex Corp.	60,268	1,096,122
T&D Holdings, Inc.	60,316	1,269,155
Taisei Corp.	19,895	899,211
Takeda Pharmaceutical Company, Ltd.	190,018	5,483,406
TDK Corp.	234,155	2,505,806
Terumo Corp.	161,094	2,876,477
The Chiba Bank, Ltd.	70,039	635,722
The Kansai Electric Power Company, Inc.	110,371	1,277,172
TIS, Inc.	24,485	681,163
Toho Company, Ltd. (A)	13,414	633,977
Tokio Marine Holdings, Inc.	227,465	8,100,312
Tokyo Electric Power Company Holdings, Inc. (B)	183,594	471,150
Tokyo Electron, Ltd.	53,851	8,052,677
Tokyo Gas Company, Ltd.	40,710	1,282,967
Tokyu Corp.	62,239	718,767
TOPPAN Holdings, Inc.	28,788	852,452
Toray Industries, Inc.	167,482	1,116,039
TOTO, Ltd.	16,980	444,091
Toyota Industries Corp.	19,694	1,711,486
Toyota Motor Corp.	1,231,697	22,343,678
Toyota Tsusho Corp.	76,263	1,279,173
Trend Micro, Inc.	15,220	1,119,809
Unicharm Corp.	133,159	1,000,029
West Japan Railway Company	51,170	1,013,966
Yakult Honsha Company, Ltd.	30,266	609,023
Yamaha Motor Company, Ltd.	111,013	914,661
Yaskawa Electric Corp. (A)	27,329	740,077
Yokogawa Electric Corp.	27,300	523,398
Zensho Holdings Company, Ltd.	11,600	587,265
ZOZO, Inc.	16,224	507,431
		454,488,636
Kuwait - 0.2%
Boubyan Bank KSCP	179,015	388,350
Gulf Bank KSCP	242,670	269,740
Kuwait Finance House KSCP	1,274,062	3,300,540
Mabanee Company KPSC	85,251	228,245
Mobile Telecommunications Company KSCP	243,533	386,952
National Bank of Kuwait SAKP	972,925	3,242,615
		7,816,442
Luxembourg - 0.1%
ArcelorMittal SA	57,920	1,654,094
CVC Capital Partners PLC (B)(C)	26,622	612,779
Eurofins Scientific SE	16,670	837,509
Reinet Investments SCA	17,315	425,987
Tenaris SA	63,820	1,206,727
		4,737,096
Macau - 0.0%
Sands China, Ltd. (B)	347,678	797,012
Malaysia - 0.4%
AMMB Holdings BHD	315,000	406,986
Axiata Group BHD	318,900	149,665
CELCOMDIGI BHD	417,500	345,616
CIMB Group Holdings BHD	923,600	1,622,161
Gamuda BHD	499,500	489,715
Genting BHD	253,200	187,109
Genting Malaysia BHD	359,700	153,604

The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Hong Leong Bank BHD	80,500	$386,990
IHH Healthcare BHD	270,900	452,341
Inari Amertron BHD	357,100	166,941
IOI Corp. BHD	292,900	255,432
Kuala Lumpur Kepong BHD	58,700	271,353
Malayan Banking BHD	671,300	1,613,895
Maxis BHD	275,100	213,641
MISC BHD	160,600	262,939
Mr. D.I.Y Group M BHD (C)	388,500	120,438
Nestle Malaysia BHD	6,500	123,211
Petronas Chemicals Group BHD	335,600	280,609
Petronas Dagangan BHD	35,100	151,103
Petronas Gas BHD	90,000	353,032
PPB Group BHD	75,500	181,783
Press Metal Aluminium Holdings BHD	446,100	506,722
Public Bank BHD	1,796,600	1,827,755
QL Resources BHD	190,125	206,961
RHB Bank BHD	189,600	293,748
SD Guthrie BHD	261,800	297,604
Sime Darby BHD	348,400	171,319
Sunway BHD	308,400	319,199
Telekom Malaysia BHD	139,800	214,248
Tenaga Nasional BHD	360,800	1,102,108
YTL Corp. BHD	427,000	181,429
YTL Power International BHD	306,900	219,107
		13,528,764
Mexico - 0.4%
Alfa SAB de CV, Class A	345,944	294,879
America Movil SAB de CV	1,670,536	1,187,435
Arca Continental SAB de CV	45,317	468,670
Banco del Bajio SA (C)	554	1,255
Cemex SAB de CV, Series CPO	1,377,584	849,847
Coca-Cola Femsa SAB de CV	48,095	427,740
Fibra Uno Administracion SA de CV	252,943	275,537
Fomento Economico Mexicano SAB de CV	155,966	1,465,643
Gruma SAB de CV, Class B	16,050	276,717
Grupo Aeroportuario del Centro Norte SAB de CV	25,900	248,541
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (B)	35,030	657,072
Grupo Aeroportuario del Sureste SAB de CV, B Shares	16,288	438,343
Grupo Bimbo SAB de CV, Series A	113,557	305,688
Grupo Carso SAB de CV, Series A1	51,156	297,070
Grupo Comercial Chedraui SA de CV	25,900	148,641
Grupo Financiero Banorte SAB de CV, Series O	233,281	1,649,333
Grupo Financiero Inbursa SAB de CV, Series O (B)	162,313	374,708
Grupo Mexico SAB de CV, Series B	279,489	1,314,906
Industrias Penoles SAB de CV (B)	17,001	261,541
Kimberly-Clark de Mexico SAB de CV, Class A	131,817	198,040
Operadora de Sites Mexicanos SAB de CV, Class A1 (A)	99,495	74,062
Orbia Advance Corp. SAB de CV	7,262	5,017
Prologis Property Mexico SA de CV	93,552	295,758
Promotora y Operadora de Infraestructura SAB de CV	18,052	180,160
Wal-Mart de Mexico SAB de CV	465,997	1,239,923
		12,936,526
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands - 3.0%
ABN AMRO Bank NV (C)	55,169	$1,046,115
Adyen NV (B)(C)	2,656	4,848,295
Aegon, Ltd.	176,085	1,114,883
Akzo Nobel NV	20,869	1,289,346
Argenx SE (B)	7,275	4,546,784
ASM International NV	5,722	3,114,259
ASML Holding NV	48,749	34,673,955
ASR Nederland NV	19,938	1,057,960
BE Semiconductor Industries NV	9,427	1,063,011
Euronext NV (C)	9,751	1,231,902
EXOR NV	11,808	1,150,432
Ferrovial SE	67,748	3,010,374
Heineken Holding NV	15,080	1,107,163
Heineken NV	34,849	2,943,772
IMCD NV	6,902	1,024,300
ING Groep NV	401,642	7,150,283
JDE Peet's NV	14,177	264,975
Koninklijke Ahold Delhaize NV	113,158	3,989,679
Koninklijke KPN NV	469,692	1,793,091
Koninklijke Philips NV (B)	97,341	2,533,607
NEPI Rockcastle NV (B)	73,085	527,524
NN Group NV	34,155	1,731,826
Prosus NV (B)	166,916	7,350,369
QIAGEN NV (B)	27,570	1,056,085
Randstad NV	13,110	529,411
Stellantis NV	307,006	3,951,135
Universal Music Group NV	99,949	2,780,983
Wolters Kluwer NV	29,118	4,478,006
		101,359,525
New Zealand - 0.1%
Auckland International Airport, Ltd.	135,523	620,170
Fisher & Paykel Healthcare Corp., Ltd.	46,917	897,046
Infratil, Ltd.	71,674	437,446
Mercury NZ, Ltd.	51,052	169,801
Meridian Energy, Ltd.	104,740	345,250
Xero, Ltd. (B)	17,615	1,889,387
		4,359,100
Norway - 0.4%
Aker BP ASA	37,471	777,128
DNB Bank ASA	112,549	2,596,935
Equinor ASA	103,302	2,399,069
Gjensidige Forsikring ASA (A)	26,314	539,292
Kongsberg Gruppen ASA	11,194	1,361,795
Mowi ASA	58,598	1,091,512
Norsk Hydro ASA	174,975	1,033,611
Orkla ASA	89,223	862,607
Salmar ASA	8,263	409,470
Telenor ASA	77,022	996,721
Yara International ASA	20,468	582,034
		12,650,174
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	22,026	280,832
Credicorp, Ltd.	9,461	1,731,552
		2,012,384
Philippines - 0.1%
Ayala Corp.	30,800	294,021
Ayala Land, Inc.	828,180	310,348
Bank of the Philippine Islands	229,077	491,280
BDO Unibank, Inc.	292,240	757,256
International Container Terminal Services, Inc.	124,960	753,235
JG Summit Holdings, Inc.	288,832	79,253

The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Jollibee Foods Corp.	55,110	$244,718
Manila Electric Company	35,660	301,584
Metropolitan Bank & Trust Company	223,169	276,187
PLDT, Inc.	9,350	214,573
SM Investments Corp.	26,815	354,636
SM Prime Holdings, Inc.	1,232,500	475,226
Universal Robina Corp.	109,270	125,128
		4,677,445
Poland - 0.3%
Alior Bank SA	10,881	256,021
Allegro.eu SA (B)(C)	70,562	488,125
Bank Polska Kasa Opieki SA	22,424	948,375
Budimex SA	1,571	211,233
CD Projekt SA	7,984	439,582
Dino Polska SA (B)(C)	5,993	736,296
InPost SA (B)	26,362	456,144
KGHM Polska Miedz SA	17,016	545,089
LPP SA	135	609,899
mBank SA (B)	1,846	341,154
ORLEN SA	68,885	1,075,303
PGE Polska Grupa Energetyczna SA (B)	106,490	188,771
Powszechna Kasa Oszczednosci Bank Polski SA	107,889	1,845,278
Powszechny Zaklad Ubezpieczen SA	77,879	1,041,324
Santander Bank Polska SA	5,031	652,640
		9,835,234
Portugal - 0.1%
EDP SA	341,947	1,101,698
Galp Energia SGPS SA	49,919	823,191
Jeronimo Martins SGPS SA	30,693	660,606
		2,585,495
Qatar - 0.2%
Al Rayan Bank	738,565	471,344
Barwa Real Estate Company	261,029	204,276
Commercial Bank PSQC	380,749	472,822
Dukhan Bank	228,442	230,825
Industries Qatar QSC	182,647	663,144
Mesaieed Petrochemical Holding Company	697,487	273,649
Ooredoo QPSC	103,107	352,249
Qatar Electricity & Water Company QSC	53,860	219,380
Qatar Fuel QSC	68,740	271,428
Qatar Gas Transport Company, Ltd.	339,300	418,716
Qatar International Islamic Bank QSC	116,067	340,766
Qatar Islamic Bank QPSC	213,895	1,223,621
Qatar National Bank QPSC	557,158	2,539,222
		7,681,442
Saudi Arabia - 1.2%
ACWA Power Company	18,007	1,782,568
Ades Holding Company	38,895	178,097
Advanced Petrochemical Company (B)	13,764	98,431
Al Rajhi Bank	240,475	6,400,257
Al Rajhi Company for Co-operative Insurance (B)	5,070	225,209
Alinma Bank	149,929	1,211,402
Almarai Company JSC	60,241	911,270
Arab National Bank	109,830	633,347
Arabian Internet & Communications Services Company	2,856	243,214
Bank AlBilad	75,616	766,589
Bank Al-Jazira (B)	63,933	302,440
Banque Saudi Fransi	147,970	674,099
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Bupa Arabia for Cooperative Insurance Company	10,288	$466,881
Dallah Healthcare Company	4,057	155,742
Dar Al Arkan Real Estate Development Company (B)	65,150	310,285
Dr Sulaiman Al Habib Medical Services Group Company	10,714	801,804
Elm Company	2,922	828,863
Etihad Etisalat Company	46,831	773,979
Jarir Marketing Company	67,303	226,979
Mobile Telecommunications Company Saudi Arabia	50,243	145,304
Mouwasat Medical Services Company	12,199	275,435
Nahdi Medical Company	4,010	125,904
Power & Water Utility Company for Jubail & Yanbu	9,147	118,878
Riyad Bank	180,919	1,421,831
SABIC Agri-Nutrients Company	27,866	804,105
Sahara International Petrochemical Company	43,742	249,363
SAL Saudi Logistics Services	2,852	186,103
Saudi Arabian Mining Company (B)	157,810	1,916,890
Saudi Arabian Oil Company (C)	707,672	5,115,076
Saudi Aramco Base Oil Company	5,541	152,655
Saudi Awwal Bank	124,377	1,179,254
Saudi Basic Industries Corp.	110,393	1,824,137
Saudi Electricity Company	98,879	438,325
Saudi Industrial Investment Group	45,266	201,356
Saudi Kayan Petrochemical Company (B)	85,712	138,819
Saudi Research & Media Group (B)	4,427	242,059
Saudi Tadawul Group Holding Company	5,977	336,691
Saudi Telecom Company	245,444	2,961,528
The Company for Cooperative Insurance	9,013	348,622
The Saudi Investment Bank	76,399	294,289
The Saudi National Bank	359,380	3,356,357
The Savola Group (B)	101	958
Yanbu National Petrochemical Company	33,974	316,105
		39,141,500
Singapore - 1.5%
BOC Aviation, Ltd. (C)	26,321	203,331
CapitaLand Ascendas REIT	620,984	1,183,490
CapitaLand Integrated Commercial Trust	964,307	1,409,473
CapitaLand Investment, Ltd.	389,030	739,671
DBS Group Holdings, Ltd.	335,642	11,463,011
Genting Singapore, Ltd.	992,781	537,590
Grab Holdings, Ltd., Class A (B)	356,468	1,728,870
Keppel, Ltd.	244,866	1,246,355
Oversea-Chinese Banking Corp., Ltd.	575,861	7,352,916
Sea, Ltd., ADR (B)	62,492	7,953,357
Sembcorp Industries, Ltd.	152,700	690,535
Singapore Airlines, Ltd. (A)	249,369	1,256,874
Singapore Exchange, Ltd.	146,290	1,460,043
Singapore Technologies Engineering, Ltd.	270,546	1,084,105
Singapore Telecommunications, Ltd.	1,171,446	2,954,835
Trip.com Group, Ltd. (B)	79,949	4,521,486
United Overseas Bank, Ltd.	214,368	6,072,758
Wilmar International, Ltd.	320,001	762,049
		52,620,749
South Africa - 0.8%
Absa Group, Ltd.	103,197	1,031,294
Anglo American Platinum, Ltd.	11,133	334,020
Aspen Pharmacare Holdings, Ltd.	47,107	411,615
Bid Corp., Ltd.	40,791	978,437

The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Capitec Bank Holdings, Ltd.	10,600	$1,741,927
Clicks Group, Ltd.	28,605	529,513
Discovery, Ltd.	70,398	777,389
Exxaro Resources, Ltd.	29,645	244,115
FirstRand, Ltd.	622,771	2,338,119
Gold Fields, Ltd.	108,825	1,921,587
Harmony Gold Mining Company, Ltd.	69,030	679,032
Impala Platinum Holdings, Ltd. (B)	108,563	513,359
Kumba Iron Ore, Ltd.	7,436	148,310
MTN Group, Ltd.	207,140	1,294,794
Naspers, Ltd., N Shares	20,798	4,937,301
Nedbank Group, Ltd.	56,923	852,356
Old Mutual, Ltd.	625,492	421,656
OUTsurance Group, Ltd.	107,245	409,371
Pepkor Holdings, Ltd. (C)	296,783	408,620
Remgro, Ltd.	61,032	482,417
Sanlam, Ltd.	233,657	1,075,875
Sasol, Ltd.	69,718	299,786
Shoprite Holdings, Ltd.	60,651	882,617
Sibanye Stillwater, Ltd. (A)(B)	330,270	254,154
Standard Bank Group, Ltd.	165,459	1,919,590
The Bidvest Group, Ltd.	41,173	538,266
Vodacom Group, Ltd.	75,742	478,578
Woolworths Holdings, Ltd.	110,368	341,767
		26,245,865
South Korea - 2.5%
Alteogen, Inc. (B)	4,993	1,330,738
Amorepacific Corp. (B)	3,771	302,410
Celltrion Pharm, Inc. (B)	283	10,549
Celltrion, Inc.	19,925	2,513,304
CJ CheilJedang Corp.	1,095	177,796
CosmoAM&T Company, Ltd. (B)	220	8,120
Coway Company, Ltd.	7,118	394,126
DB Insurance Company, Ltd.	6,107	382,638
Doosan Bobcat, Inc.	7,393	238,295
Doosan Enerbility Company, Ltd. (B)	56,971	998,158
Ecopro BM Company, Ltd. (B)	6,108	500,516
Ecopro Company, Ltd.	12,835	550,042
Ecopro Materials Company, Ltd. (B)	2,218	133,492
Enchem Company, Ltd. (B)	1,860	134,328
GS Holdings Corp.	6,128	151,165
Hana Financial Group, Inc.	36,196	1,476,090
Hanjin Kal Corp.	3,144	178,931
Hankook Tire & Technology Company, Ltd. (B)	9,540	247,455
Hanmi Pharm Company, Ltd.	897	147,801
Hanmi Semiconductor Company, Ltd.	5,570	364,187
Hanwha Solutions Corp.	541	8,019
HD Hyundai Company, Ltd.	5,533	276,387
HD Hyundai Electric Company, Ltd.	2,971	672,121
HD Hyundai Heavy Industries Company, Ltd.	2,820	570,314
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	5,388	787,974
HLB, Inc. (B)	14,738	899,222
HMM Company, Ltd.	32,968	442,847
HYBE Company, Ltd. (B)	2,898	512,003
Hyundai Engineering & Construction Company, Ltd.	851	19,571
Hyundai Glovis Company, Ltd.	4,858	433,435
Hyundai Mobis Company, Ltd.	7,632	1,284,288
Hyundai Motor Company	16,879	2,238,085
Hyundai Steel Company	1,486	27,176
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Industrial Bank of Korea	39,106	$417,140
Kakao Corp.	38,905	1,152,387
KakaoBank Corp.	21,269	360,193
KB Financial Group, Inc.	46,811	2,511,357
Kia Corp.	30,082	1,923,714
Korea Aerospace Industries, Ltd. (B)	10,092	437,946
Korea Electric Power Corp.	32,208	470,140
Korea Investment Holdings Company, Ltd.	6,136	335,434
Korea Zinc Company, Ltd.	645	326,977
Korean Air Lines Company, Ltd.	25,102	406,701
Krafton, Inc. (B)	3,612	849,831
KT Corp.	759	24,385
KT&G Corp.	13,226	888,350
Kum Yang Company, Ltd. (B)	438	6,758
Kumho Petrochemical Company, Ltd. (B)	2,084	156,835
L&F Company, Ltd. (A)(B)	3,194	174,688
LG Chem, Ltd. (B)	6,235	1,005,556
LG Corp. (B)	12,096	551,553
LG Display Company, Ltd. (B)	38,082	239,919
LG Electronics, Inc.	13,369	723,964
LG Energy Solution, Ltd. (B)	5,877	1,423,289
LG H&H Company, Ltd. (B)	1,229	268,446
LG Innotek Company, Ltd. (B)	1,809	202,181
LG Uplus Corp.	28,668	207,514
Lotte Chemical Corp.	2,679	114,506
LS Electric Company, Ltd.	1,903	317,846
Meritz Financial Group, Inc.	12,180	1,009,765
Mirae Asset Securities Company, Ltd.	35,699	214,355
NAVER Corp.	18,063	2,566,290
NCSoft Corp. (B)	1,885	219,468
Netmarble Corp. (C)	3,811	105,110
NH Investment & Securities Company, Ltd.	20,768	211,658
Orion Corp.	3,099	216,046
Posco DX Company, Ltd.	6,715	107,050
POSCO Future M Company, Ltd.	3,942	384,850
POSCO Holdings, Inc.	8,839	1,654,601
Posco International Corp.	6,783	241,620
Samsung Biologics Company, Ltd. (B)(C)	2,222	1,701,194
Samsung C&T Corp.	11,317	942,912
Samsung E&A Company, Ltd.	20,244	227,392
Samsung Electro-Mechanics Company, Ltd.	7,107	659,386
Samsung Electronics Company, Ltd.	592,232	22,161,560
Samsung Fire & Marine Insurance Company, Ltd.	3,969	1,039,205
Samsung Heavy Industries Company, Ltd. (B)	83,195	795,441
Samsung Life Insurance Company, Ltd.	10,269	609,305
Samsung SDI Company, Ltd.	6,915	1,067,456
Samsung SDS Company, Ltd.	5,404	456,274
Shinhan Financial Group Company, Ltd.	54,434	1,721,699
SK Biopharmaceuticals Company, Ltd. (B)	4,031	316,680
SK Bioscience Company, Ltd. (B)	3,585	104,772
SK Hynix, Inc.	67,871	9,007,225
SK Innovation Company, Ltd. (B)	7,904	683,078
SK Square Company, Ltd. (B)	12,123	754,741
SK Telecom Company, Ltd.	7,320	279,993
SK, Inc.	4,672	461,298
SKC Company, Ltd. (B)	2,513	226,396
S-Oil Corp.	5,745	223,343
Woori Financial Group, Inc.	82,168	932,083
Yuhan Corp.	7,227	606,203
		85,817,642

The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain - 2.1%
Acciona SA	3,438	$419,222
ACS Actividades de Construccion y Servicios SA	25,742	1,374,785
Aena SME SA (C)	10,609	2,348,653
Amadeus IT Group SA	63,893	4,824,894
Banco Bilbao Vizcaya Argentaria SA	817,980	10,843,229
Banco de Sabadell SA	769,410	2,110,794
Banco Santander SA	2,194,581	14,087,430
CaixaBank SA	561,841	3,877,459
Cellnex Telecom SA (B)(C)	75,122	2,676,152
EDP Renovaveis SA	33,013	293,138
Endesa SA	44,218	981,354
Grifols SA (B)	42,072	462,659
Iberdrola SA	874,088	12,621,507
Industria de Diseno Textil SA	155,077	8,333,440
Mapfre SA	7,783	21,760
Redeia Corp. SA	56,935	1,019,054
Repsol SA	165,814	2,112,006
Telefonica SA	562,127	2,506,462
		70,913,998
Sweden - 2.4%
AddTech AB, B Shares	31,591	952,102
Alfa Laval AB	35,373	1,528,735
Assa Abloy AB, B Shares	122,598	3,761,509
Atlas Copco AB, A Shares	328,006	5,600,655
Atlas Copco AB, B Shares	191,079	2,854,274
Beijer Ref AB	47,046	702,652
Boliden AB	32,953	1,155,835
Epiroc AB, A Shares	80,321	1,567,563
Epiroc AB, B Shares	47,615	815,183
EQT AB	46,215	1,439,135
Essity AB, B Shares	74,417	2,047,847
Evolution AB (C)	20,534	1,569,702
Fastighets AB Balder, B Shares (B)	80,487	570,846
Getinge AB, B Shares	27,835	550,280
Hennes & Mauritz AB, B Shares	68,969	924,788
Hexagon AB, B Shares	253,348	2,921,556
Holmen AB, B Shares	8,918	350,985
Industrivarden AB, A Shares	7,404	280,032
Industrivarden AB, C Shares	27,176	1,028,441
Indutrade AB	33,102	943,788
Investment AB Latour, B Shares	17,652	479,156
Investor AB, B Shares	212,121	6,315,907
L.E. Lundbergforetagen AB, B Shares	9,099	453,981
Lifco AB, B Shares	28,369	971,909
Nibe Industrier AB, B Shares	183,560	687,336
Saab AB, B Shares	41,170	1,229,639
Sagax AB, B Shares	26,272	545,191
Sandvik AB	130,783	2,844,027
Securitas AB, B Shares	60,219	870,581
Skandinaviska Enskilda Banken AB, A Shares	193,884	3,115,780
Skanska AB, B Shares	42,128	999,570
SKF AB, B Shares	42,179	911,414
Spotify Technology SA (B)	18,700	11,369,787
Svenska Cellulosa AB SCA, B Shares	73,133	1,000,902
Svenska Handelsbanken AB, A Shares	176,160	2,212,827
Swedbank AB, A Shares	102,566	2,467,380
Swedish Orphan Biovitrum AB (B)	23,644	695,201
Tele2 AB, B Shares	66,070	783,479
Telefonaktiebolaget LM Ericsson, B Shares	339,124	2,789,213
Telia Company AB	281,435	913,819
Trelleborg AB, B Shares	26,119	1,017,741
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Volvo AB, A Shares	20,022	$620,132
Volvo AB, B Shares	198,986	6,176,569
		81,037,449
Switzerland - 6.4%
ABB, Ltd.	190,740	10,281,618
Adecco Group AG	19,779	538,307
Alcon, Inc.	60,004	5,598,364
Avolta AG (B)	10,612	482,171
Bachem Holding AG	3,973	257,207
Baloise Holding AG	5,403	1,044,322
Banque Cantonale Vaudoise	3,426	364,929
Barry Callebaut AG	421	508,685
BKW AG	2,415	425,321
Chocoladefabriken Lindt & Spruengli AG	12	1,466,217
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	124	1,569,252
Cie Financiere Richemont SA, A Shares	64,592	13,235,739
Clariant AG (B)	24,695	274,447
Coca-Cola HBC AG (B)	26,338	1,116,090
DSM-Firmenich AG	22,613	2,423,267
EMS-Chemie Holding AG	792	555,341
Galderma Group AG (B)	10,039	1,224,409
Geberit AG	3,976	2,338,021
Givaudan SA	1,105	4,979,791
Glencore PLC (B)	1,267,296	5,093,342
Helvetia Holding AG	4,724	887,531
Holcim, Ltd. (B)	62,854	6,890,123
Julius Baer Group, Ltd.	25,037	1,689,614
Kuehne + Nagel International AG	5,698	1,314,524
Logitech International SA	18,185	1,801,968
Lonza Group AG	8,689	5,517,057
Nestle SA	314,370	30,347,277
Novartis AG	236,696	25,757,240
Partners Group Holding AG	2,747	4,067,658
Roche Holding AG	84,637	28,186,691
Roche Holding AG, Bearer Shares	3,589	1,259,498
Sandoz Group AG	49,127	2,156,854
Schindler Holding AG	2,518	742,227
Schindler Holding AG, Participation Certificates	5,130	1,574,985
SGS SA	17,953	1,845,670
SIG Group AG (B)	36,141	718,207
Sika AG	18,345	4,677,212
Sonova Holding AG	6,067	1,952,615
STMicroelectronics NV	83,591	2,094,416
Straumann Holding AG	13,384	1,822,529
Swiss Life Holding AG	3,540	3,096,320
Swiss Prime Site AG	8,997	1,037,501
Swiss Re AG	36,882	5,928,775
Swisscom AG	3,043	1,734,785
Temenos AG	6,726	553,947
The Swatch Group AG, Bearer Shares	3,380	658,221
UBS Group AG	396,089	13,724,425
VAT Group AG (C)	3,241	1,226,671
Zurich Insurance Group AG	17,796	11,757,623
		218,799,004
Taiwan - 5.3%
Accton Technology Corp.	64,000	1,281,048
Acer, Inc.	365,000	430,662
Advantech Company, Ltd.	58,682	718,328
Airtac International Group	18,000	521,835
Alchip Technologies, Ltd.	10,000	985,472
ASE Technology Holding Company, Ltd.	417,000	2,107,414

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Asia Cement Corp.	295,000	$373,325
Asia Vital Components Company, Ltd.	41,000	645,887
Asustek Computer, Inc.	89,000	1,821,532
AUO Corp. (B)	789,800	363,987
Catcher Technology Company, Ltd.	76,000	474,073
Cathay Financial Holding Company, Ltd.	1,225,000	2,526,225
Chailease Holding Company, Ltd.	186,932	709,527
Chang Hwa Commercial Bank, Ltd.	758,752	418,011
Cheng Shin Rubber Industry Company, Ltd.	222,000	338,911
China Airlines, Ltd.	376,000	269,415
China Steel Corp.	1,460,000	1,077,236
Chunghwa Telecom Company, Ltd.	478,000	1,859,322
Compal Electronics, Inc.	525,000	613,712
CTBC Financial Holding Company, Ltd.	2,127,000	2,628,173
Delta Electronics, Inc.	246,000	2,953,719
E Ink Holdings, Inc.	108,000	890,930
E.Sun Financial Holding Company, Ltd.	1,807,415	1,594,454
Eclat Textile Company, Ltd.	24,340	398,428
eMemory Technology, Inc.	8,000	699,857
Eva Airways Corp.	347,000	450,496
Evergreen Marine Corp. Taiwan, Ltd.	131,560	854,192
Far Eastern New Century Corp.	368,000	357,326
Far EasTone Telecommunications Company, Ltd.	221,000	602,607
Feng TAY Enterprise Company, Ltd.	59,110	245,428
First Financial Holding Company, Ltd.	1,398,439	1,172,449
Formosa Chemicals & Fibre Corp.	444,000	398,279
Formosa Plastics Corp.	477,000	559,807
Fortune Electric Company, Ltd.	18,700	353,736
Fubon Financial Holding Company, Ltd.	1,053,332	2,934,276
Gigabyte Technology Company, Ltd.	68,000	524,355
Global Unichip Corp.	11,000	435,900
Globalwafers Company, Ltd.	33,000	374,808
Hon Hai Precision Industry Company, Ltd.	1,568,800	8,122,483
Hotai Motor Company, Ltd.	38,820	722,310
Hua Nan Financial Holdings Company, Ltd.	1,101,395	929,933
Innolux Corp. (B)	940,083	422,512
International Games System Company, Ltd.	31,000	914,062
Inventec Corp.	339,000	469,002
Jentech Precision Industrial Company, Ltd.	11,000	441,338
KGI Financial Holding Company, Ltd.	2,099,548	1,156,007
Largan Precision Company, Ltd.	13,000	1,057,665
Lite-On Technology Corp.	267,000	855,290
MediaTek, Inc.	191,000	8,543,272
Mega Financial Holding Company, Ltd.	1,489,058	1,791,142
Micro-Star International Company, Ltd.	89,000	494,847
Nan Ya Plastics Corp.	643,000	654,916
Nanya Technology Corp. (B)	151,000	174,715
Nien Made Enterprise Company, Ltd.	23,000	307,471
Novatek Microelectronics Corp.	73,000	1,195,009
Pegatron Corp.	252,000	719,658
PharmaEssentia Corp. (B)	31,000	593,610
Pou Chen Corp.	279,000	323,633
President Chain Store Corp.	68,000	542,023
Quanta Computer, Inc.	341,000	2,527,189
Realtek Semiconductor Corp.	61,000	1,006,456
Ruentex Development Company, Ltd.	206,117	263,751
Shin Kong Financial Holding Company, Ltd. (B)	1,870,988	702,413
SinoPac Financial Holdings Company, Ltd.	1,367,228	941,089
Synnex Technology International Corp.	155,000	329,144
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taishin Financial Holding Company, Ltd.	1,454,923	$767,759
Taiwan Business Bank	832,801	394,864
Taiwan Cooperative Financial Holding Company, Ltd.	1,282,859	955,307
Taiwan High Speed Rail Corp.	203,000	169,145
Taiwan Mobile Company, Ltd.	229,000	796,617
Taiwan Semiconductor Manufacturing Company, Ltd.	3,092,816	94,334,056
TCC Group Holdings Company, Ltd.	837,442	891,603
The Shanghai Commercial & Savings Bank, Ltd.	480,000	639,843
Unimicron Technology Corp.	172,000	606,004
Uni-President Enterprises Corp.	607,000	1,494,643
United Microelectronics Corp.	1,401,000	1,841,012
Vanguard International Semiconductor Corp.	122,000	366,721
Voltronic Power Technology Corp.	8,000	395,449
Walsin Lihwa Corp.	346,000	290,799
Wan Hai Lines, Ltd.	87,545	220,946
Wistron Corp.	346,000	1,157,381
Wiwynn Corp.	14,000	818,242
WPG Holdings, Ltd.	196,960	421,681
Yageo Corp.	50,929	862,878
Yang Ming Marine Transport Corp.	222,000	487,083
Yuanta Financial Holding Company, Ltd.	1,323,340	1,467,143
Zhen Ding Technology Holding, Ltd.	84,000	295,280
		181,840,538
Thailand - 0.4%
Advanced Info Service PCL, NVDR	149,591	1,209,535
Airports of Thailand PCL, NVDR	517,267	656,311
Bangkok Dusit Medical Services PCL, NVDR	1,376,855	975,397
Bangkok Expressway & Metro PCL, NVDR	836,000	156,919
Bumrungrad Hospital PCL, NVDR	71,379	408,581
Central Pattana PCL, NVDR	245,986	355,438
Central Retail Corp. PCL, NVDR	225,583	221,460
Charoen Pokphand Foods PCL, NVDR	483,772	345,831
CP ALL PCL, NVDR	724,940	1,146,388
CP AXTRA PCL	259,072	218,343
Delta Electronics Thailand PCL, NVDR	388,069	885,937
Gulf Energy Development PCL, NVDR	361,916	519,955
Home Product Center PCL, NVDR	747,700	185,380
Intouch Holdings PCL, NVDR	124,800	289,509
Kasikornbank PCL, NVDR	74,865	332,595
Krung Thai Bank PCL, NVDR	457,056	301,349
Krungthai Card PCL, NVDR	111,444	161,966
Minor International PCL, NVDR	409,229	348,545
PTT Exploration & Production PCL, NVDR	168,492	538,470
PTT Global Chemical PCL, NVDR	278,544	130,049
PTT Oil & Retail Business PCL, NVDR	336,016	108,406
PTT PCL, NVDR	1,238,810	1,142,801
SCB X PCL, NVDR	107,492	384,307
Thai Oil PCL, NVDR	135,069	90,237
The Siam Cement PCL, NVDR	95,398	356,296
TMBThanachart Bank PCL, NVDR	3,134,000	176,231
True Corp. PCL, NVDR (B)	1,304,400	439,937
		12,086,173
Turkey - 0.2%
Akbank TAS	377,367	698,793
Anadolu Efes Biracilik Ve Malt Sanayii AS	24,956	118,457
Aselsan Elektronik Sanayi Ve Ticaret AS	173,037	443,577

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
BIM Birlesik Magazalar AS	55,322	$767,767
Coca-Cola Icecek AS	98,373	143,884
Eregli Demir ve Celik Fabrikalari TAS	330,499	202,642
Ford Otomotiv Sanayi AS	8,235	199,619
Haci Omer Sabanci Holding AS	127,053	338,293
KOC Holding AS	91,283	382,876
Pegasus Hava Tasimaciligi AS (B)	27,587	180,987
Petkim Petrokimya Holding AS (B)	1	0
Sasa Polyester Sanayi AS (B)	1,247,002	120,960
Turk Hava Yollari AO (B)	67,587	573,012
Turkcell Iletisim Hizmetleri AS	147,636	409,556
Turkiye Is Bankasi AS, Class C	1,058,204	441,375
Turkiye Petrol Rafinerileri AS	111,959	396,748
Turkiye Sise ve Cam Fabrikalari AS	158,857	154,824
Yapi ve Kredi Bankasi AS	410,011	331,969
		5,905,339
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	359,631	1,120,776
Abu Dhabi Islamic Bank PJSC	177,652	822,649
Abu Dhabi National Oil Company for Distribution PJSC	364,639	346,961
ADNOC Drilling Company PJSC	391,071	584,686
Aldar Properties PJSC	472,694	1,149,965
Americana Restaurants International PLC	354,351	231,707
Dubai Islamic Bank PJSC	347,345	732,185
Emaar Properties PJSC	805,472	2,975,328
Emirates NBD Bank PJSC	228,128	1,371,937
Emirates Telecommunications Group Company PJSC	419,273	1,904,727
First Abu Dhabi Bank PJSC	532,974	2,067,023
Multiply Group PJSC (B)	387,483	202,729
NMC Health PLC (B)(D)	5,577	0
		13,510,673
United Kingdom - 9.0%
3i Group PLC	119,931	6,002,617
Admiral Group PLC	32,201	1,167,509
Anglo American PLC	155,694	4,588,922
AngloGold Ashanti PLC	61,124	1,750,607
Ashtead Group PLC	53,738	3,274,728
Associated British Foods PLC	40,724	974,216
AstraZeneca PLC	189,727	28,705,286
Auto Trader Group PLC (C)	106,179	1,042,198
Aviva PLC	342,144	2,354,100
BAE Systems PLC	375,931	6,722,199
Barclays PLC	1,780,510	7,028,293
Barratt Redrow PLC	168,040	908,921
BP PLC	1,976,569	10,875,727
British American Tobacco PLC	244,128	9,475,973
BT Group PLC	791,662	1,596,270
Bunzl PLC	40,890	1,739,695
Centrica PLC	628,168	1,185,469
Coca-Cola Europacific Partners PLC	25,461	2,196,266
Compass Group PLC	207,338	7,258,033
Croda International PLC	16,196	675,708
Diageo PLC	272,443	7,459,288
Endeavour Mining PLC	21,058	411,432
Entain PLC	75,128	710,872
GSK PLC	507,348	9,361,513
Haleon PLC	1,051,392	5,294,592
Halma PLC	46,412	1,645,501
Hargreaves Lansdown PLC	43,484	605,986
Hikma Pharmaceuticals PLC	20,339	554,589
HSBC Holdings PLC	2,230,772	26,455,675
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Imperial Brands PLC	98,585	$3,469,082
Informa PLC	161,344	1,755,041
InterContinental Hotels Group PLC	19,576	2,452,482
Intertek Group PLC	19,632	1,274,186
J Sainsbury PLC	213,465	696,098
JD Sports Fashion PLC	310,522	306,780
Kingfisher PLC	223,423	697,841
Land Securities Group PLC	85,361	608,878
Legal & General Group PLC	741,575	2,296,312
Lloyds Banking Group PLC	7,515,090	6,975,275
London Stock Exchange Group PLC	58,650	8,769,750
M&G PLC	275,309	735,319
Marks & Spencer Group PLC	251,802	1,130,141
Melrose Industries PLC	163,188	1,324,690
Mondi PLC	54,162	842,030
National Grid PLC	598,227	7,348,098
NatWest Group PLC	864,569	5,239,243
Next PLC	14,460	1,833,711
Pearson PLC	73,686	1,268,106
Persimmon PLC	39,231	597,584
Phoenix Group Holdings PLC	90,150	590,430
Reckitt Benckiser Group PLC	84,457	5,589,963
RELX PLC	228,030	11,020,260
Rentokil Initial PLC	309,262	1,552,597
Rio Tinto PLC	137,819	8,327,377
Rolls-Royce Holdings PLC (B)	1,047,028	9,884,324
Schroders PLC	105,378	491,872
Segro PLC	155,994	1,387,015
Severn Trent PLC	32,507	1,026,260
Shell PLC	759,078	25,364,749
Smith & Nephew PLC	105,375	1,529,565
Smiths Group PLC	42,616	1,084,794
Spirax Group PLC	8,963	827,613
SSE PLC	134,471	2,592,312
Standard Chartered PLC	257,291	4,142,441
Taylor Wimpey PLC	432,881	621,303
Tesco PLC	837,640	4,016,486
The Berkeley Group Holdings PLC	12,426	565,431
The Sage Group PLC	122,559	1,964,487
Unilever PLC	303,955	17,222,275
United Utilities Group PLC	81,952	1,013,540
Vodafone Group PLC	2,709,097	2,391,823
Whitbread PLC	21,611	729,926
Wise PLC, Class A (B)	82,476	1,033,994
WPP PLC	131,021	1,062,851
		307,676,520
United States - 0.3%
BeiGene, Ltd. (B)	89,894	1,920,728
Brookfield Asset Management, Ltd., Class A	45,704	2,582,548
Flutter Entertainment PLC (B)	104	28,704
Legend Biotech Corp., ADR (B)	9,508	332,875
RB Global, Inc.	22,733	2,325,232
Southern Copper Corp.	12,262	1,090,460
		8,280,547
TOTAL COMMON STOCKS (Cost $2,883,425,980)		$3,315,606,905
PREFERRED SECURITIES - 0.6%
Brazil - 0.2%
Banco Bradesco SA	404,887	772,962
Centrais Eletricas Brasileiras SA, B Shares	12,900	91,957
Cia Energetica de Minas Gerais	134,002	253,317

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Brazil (continued)
Companhia Paranaense de Energia, B Shares	80,100	$134,279
Gerdau SA	105,034	297,210
Itau Unibanco Holding SA	353,500	1,917,707
Itausa SA	421,506	629,290
Petroleo Brasileiro SA	328,600	2,005,316
		6,102,038
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, B Shares	17,877	685,622
Colombia - 0.0%
Bancolombia SA	64,541	666,569
Germany - 0.3%
Bayerische Motoren Werke AG	6,583	538,253
Dr. Ing. h.c. F. Porsche AG (C)	14,246	837,227
Henkel AG & Company KGaA	22,514	1,942,326
Porsche Automobil Holding SE	18,837	733,179
Sartorius AG	3,333	835,231
Volkswagen AG	26,048	2,808,073
		7,694,289
South Korea - 0.1%
Hyundai Motor Company	2,971	304,850
Hyundai Motor Company, 2nd Preferred Shares	4,532	481,971
LG Chem, Ltd. (B)	1,015	79,268
Samsung Electronics Company, Ltd.	102,525	3,150,462
		4,016,551
TOTAL PREFERRED SECURITIES (Cost $23,592,775)		$19,165,069
RIGHTS - 0.0%
Itausa SA (Expiration Date: 4-14-25; Strike Price: BRL 6.70) (B)	5,802	2,099
Shell PLC (Expiration Date: 3-25-25) (B)(E)	755,097	268,369
TOTAL RIGHTS (Cost $270,134)		$270,468
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (B)	100,920	176
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (B)	2,652	21
TOTAL WARRANTS (Cost $0)		$197
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 2.3%
U.S. Government - 2.0%
U.S. Treasury Bill
4.235%, 03/06/2025 *	$19,700,000	$19,693,072
4.256%, 03/11/2025 *	47,300,000	47,255,013
		66,948,085
Short-term funds - 0.3%
John Hancock Collateral Trust, 4.3522% (F)(G)	1,141,650	11,420,721
TOTAL SHORT-TERM INVESTMENTS (Cost $78,344,597)		$78,368,806
Total Investments (International Strategic Equity Allocation Fund) (Cost $2,985,633,486) - 100.0%		$3,413,411,445
Other assets and liabilities, net - 0.0%		96,916
TOTAL NET ASSETS - 100.0%		$3,413,508,361
Currency Abbreviations
BRL	Brazilian Real
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	All or a portion of this security is on loan as of 2-28-25.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 2-28-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	95	Long	Mar 2025	$6,630,560	$6,572,100	$(58,460)
Mini MSCI EAFE Index Futures	414	Long	Mar 2025	48,299,785	50,342,400	2,042,615
Mini MSCI Emerging Markets Index Futures	423	Long	Mar 2025	23,012,307	23,205,780	193,473
S&P/TSX 60 Index Futures	32	Long	Mar 2025	6,678,384	6,773,582	95,198
						$2,272,826

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 94.5%
Communication services – 1.6%
Interactive media and services – 0.9%
Pinterest, Inc., Class A (A)	335,734	$12,415,443
Media – 0.7%
News Corp., Class A	217,110	6,213,688
News Corp., Class B	104,194	3,363,382
		9,577,070
		21,992,513
Consumer discretionary – 6.3%
Hotels, restaurants and leisure – 1.1%
Aramark	157,956	5,852,270
Compass Group PLC	242,106	8,475,149
		14,327,419
Household durables – 0.4%
PulteGroup, Inc.	57,700	5,959,256
Specialty retail – 2.8%
Advance Auto Parts, Inc.	331,594	12,235,819
Bath & Body Works, Inc.	362,649	13,138,773
Burlington Stores, Inc. (A)	30,068	7,496,854
Ulta Beauty, Inc. (A)	16,073	5,888,504
		38,759,950
Textiles, apparel and luxury goods – 2.0%
Puma SE	250,923	7,508,340
Ralph Lauren Corp.	37,826	10,256,142
VF Corp.	363,793	9,069,359
		26,833,841
		85,880,466
Consumer staples – 4.3%
Beverages – 0.4%
Constellation Brands, Inc., Class A	29,001	5,089,676
Food products – 1.8%
Flowers Foods, Inc.	403,023	7,552,651
Lamb Weston Holdings, Inc.	188,200	9,761,934
Tyson Foods, Inc., Class A	113,292	6,949,331
		24,263,916
Personal care products – 2.1%
Kenvue, Inc.	1,231,778	29,069,961
		58,423,553
Energy – 6.6%
Energy equipment and services – 2.0%
Baker Hughes Company	180,115	8,031,328
TechnipFMC PLC	338,033	9,951,692
Tidewater, Inc. (A)	191,972	8,757,763
		26,740,783
Oil, gas and consumable fuels – 4.6%
Expand Energy Corp.	161,427	15,961,902
Marathon Petroleum Corp.	89,000	13,366,020
Permian Resources Corp.	579,000	8,158,110
South Bow Corp.	183,644	4,887,018
Suncor Energy, Inc.	241,165	9,231,796
Viper Energy, Inc.	237,629	11,066,383
		62,671,229
		89,412,012
Financials – 18.3%
Banks – 4.7%
Fifth Third Bancorp	346,739	15,072,744
KeyCorp	601,100	10,411,052
Popular, Inc.	149,006	14,964,673
Webster Financial Corp.	190,659	10,737,915
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Western Alliance Bancorp	145,773	$12,670,589
		63,856,973
Capital markets – 2.4%
Lazard, Inc.	213,300	10,696,995
Main Street Capital Corp. (B)	154,570	9,397,856
Morningstar, Inc.	8,991	2,820,657
Open Lending Corp. (A)	685,503	3,345,255
StepStone Group, Inc., Class A	98,947	5,952,652
		32,213,415
Consumer finance – 0.6%
OneMain Holdings, Inc.	145,897	7,840,505
Financial services – 6.4%
Corebridge Financial, Inc.	381,172	13,219,045
Corpay, Inc. (A)	59,464	21,826,261
Edenred SE	236,772	7,536,361
Global Payments, Inc.	148,360	15,619,341
Marqeta, Inc., Class A (A)	942,832	3,941,038
The Western Union Company	1,391,020	15,064,747
Voya Financial, Inc.	147,862	10,684,508
		87,891,301
Insurance – 3.4%
Assurant, Inc.	32,640	6,785,530
Horace Mann Educators Corp.	109,408	4,631,241
RenaissanceRe Holdings, Ltd.	65,943	15,669,376
The Allstate Corp.	43,090	8,581,374
The Hanover Insurance Group, Inc.	62,610	10,676,883
		46,344,404
Mortgage real estate investment trusts – 0.8%
Annaly Capital Management, Inc.	515,930	11,329,823
		249,476,421
Health care – 10.3%
Biotechnology – 1.8%
Alkermes PLC (A)	452,669	15,540,127
Exact Sciences Corp. (A)	194,346	9,213,944
		24,754,071
Health care equipment and supplies – 4.9%
Baxter International, Inc.	628,932	21,704,443
Dentsply Sirona, Inc.	689,895	11,417,762
The Cooper Companies, Inc. (A)	87,800	7,935,364
Zimmer Biomet Holdings, Inc.	239,597	24,994,753
		66,052,322
Health care providers and services – 2.2%
Concentra Group Holdings Parent, Inc.	693,667	15,663,001
Select Medical Holdings Corp.	801,944	14,587,361
		30,250,362
Pharmaceuticals – 1.4%
Perrigo Company PLC	430,788	12,492,852
Viatris, Inc.	713,901	6,589,306
		19,082,158
		140,138,913
Industrials – 18.0%
Aerospace and defense – 2.8%
Hexcel Corp.	117,006	7,414,670
L3Harris Technologies, Inc.	79,406	16,366,371
Standardaero, Inc. (A)	212,641	6,002,855
Textron, Inc.	112,780	8,428,049
		38,211,945
Construction and engineering – 1.7%
API Group Corp. (A)	413,525	16,239,127

The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
WillScot Holdings Corp. (A)	199,974	$6,589,143
		22,828,270
Electrical equipment – 0.9%
Sensata Technologies Holding PLC	416,950	12,029,008
Ground transportation – 2.5%
Norfolk Southern Corp.	80,958	19,895,429
Saia, Inc. (A)	34,929	14,301,330
		34,196,759
Machinery – 6.7%
AGCO Corp.	146,505	14,206,590
Esab Corp.	95,092	11,915,028
Fortive Corp.	213,025	16,944,009
RBC Bearings, Inc. (A)	20,110	7,223,512
Stanley Black & Decker, Inc.	182,330	15,777,015
The Middleby Corp. (A)	97,229	16,082,649
The Toro Company	110,921	8,896,973
		91,045,776
Passenger airlines – 1.2%
Southwest Airlines Company	527,660	16,389,120
Professional services – 1.7%
Clarivate PLC (A)	1,233,287	5,290,801
SS&C Technologies Holdings, Inc.	129,926	11,569,910
Verra Mobility Corp. (A)	302,916	6,933,747
		23,794,458
Trading companies and distributors – 0.5%
SiteOne Landscape Supply, Inc. (A)	53,763	6,790,805
		245,286,141
Information technology – 11.0%
Electronic equipment, instruments and components – 6.2%
CDW Corp.	28,100	5,007,420
Corning, Inc.	757,368	37,982,005
Keysight Technologies, Inc. (A)	115,902	18,489,846
TE Connectivity PLC	94,957	14,626,227
Zebra Technologies Corp., Class A (A)	26,767	8,432,943
		84,538,441
IT services – 0.8%
GoDaddy, Inc., Class A (A)	63,179	11,340,631
Semiconductors and semiconductor equipment – 1.8%
MKS Instruments, Inc.	146,172	13,421,513
Rambus, Inc. (A)	112,400	6,282,036
Wolfspeed, Inc. (A)(B)	734,347	4,244,526
		23,948,075
Software – 0.7%
DocuSign, Inc. (A)	119,874	9,969,921
Technology hardware, storage and peripherals – 1.5%
Sandisk Corp. (A)	132,933	6,227,911
Western Digital Corp. (A)	273,749	13,394,539
		19,622,450
		149,419,518
Materials – 5.4%
Chemicals – 1.6%
Celanese Corp.	167,400	8,527,356
DuPont de Nemours, Inc.	156,851	12,825,706
		21,353,062
Containers and packaging – 1.5%
International Paper Company	370,678	20,887,705
Metals and mining – 2.3%
Franco-Nevada Corp.	113,723	16,232,892
Freeport-McMoRan, Inc.	206,294	7,614,312
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
U.S. Steel Corp.	178,454	$7,177,420
		31,024,624
		73,265,391
Real estate – 7.9%
Industrial REITs – 1.6%
Lineage, Inc.	133,556	8,046,749
Rexford Industrial Realty, Inc.	323,711	13,375,739
		21,422,488
Office REITs – 0.7%
Vornado Realty Trust	223,894	9,412,504
Residential REITs – 2.9%
Apartment Investment and Management Company, Class A	904,964	8,189,924
Equity Residential	186,869	13,860,074
Sun Communities, Inc.	132,810	18,082,082
		40,132,080
Retail REITs – 1.0%
Regency Centers Corp.	181,300	13,905,710
Specialized REITs – 1.7%
Rayonier, Inc.	351,098	9,300,586
Weyerhaeuser Company	437,997	13,183,710
		22,484,296
		107,357,078
Utilities – 4.8%
Electric utilities – 2.3%
FirstEnergy Corp.	446,604	17,314,837
PG&E Corp.	848,354	13,862,104
		31,176,941
Multi-utilities – 2.5%
Ameren Corp.	179,732	18,253,582
CenterPoint Energy, Inc.	146,074	5,022,024
Dominion Energy, Inc.	200,115	11,330,511
		34,606,117
		65,783,058
TOTAL COMMON STOCKS (Cost $1,057,414,959)		$1,286,435,064
CONVERTIBLE BONDS - 0.3%
Information technology - 0.3%
Wolfspeed, Inc.
0.250%, 02/15/2028	$2,313,000	1,024,659
1.875%, 12/01/2029	8,093,000	3,059,154
		4,083,813
TOTAL CONVERTIBLE BONDS (Cost $6,345,458)		$4,083,813
SHORT-TERM INVESTMENTS – 5.8%
Short-term funds – 5.8%
John Hancock Collateral Trust, 4.3522% (C)(D)	1,040,924	10,413,089
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2915% (C)	1,836,198	1,836,198
T. Rowe Price Government Reserve Fund, 4.3950% (C)	66,788,303	66,788,303
TOTAL SHORT-TERM INVESTMENTS (Cost $79,037,174)		$79,037,590
Total Investments (Mid Value Fund) (Cost $1,142,797,591) – 100.6%		$1,369,556,467
Other assets and liabilities, net – (0.6%)		(8,830,496)
TOTAL NET ASSETS – 100.0%		$1,360,725,971
Security Abbreviations and Legend
(A)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
(B)	All or a portion of this security is on loan as of 2-28-25.
(C)	The rate shown is the annualized seven-day yield as of 2-28-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Science & Technology Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 99.7%
Communication services – 20.9%
Entertainment – 3.0%
Netflix, Inc. (A)	938	$919,765
Roblox Corp., Class A (A)	4,509	286,953
Sea, Ltd., ADR (A)	1,459	185,687
Spotify Technology SA (A)	754	458,440
Take-Two Interactive Software, Inc. (A)	1,151	243,989
TKO Group Holdings, Inc. (A)	674	101,531
		2,196,365
Interactive media and services – 17.2%
Alphabet, Inc., Class A	16,411	2,794,465
Alphabet, Inc., Class C	15,730	2,709,021
Meta Platforms, Inc., Class A	10,241	6,843,036
Reddit, Inc., Class A (A)	1,338	216,462
		12,562,984
Wireless telecommunication services – 0.7%
T-Mobile US, Inc.	1,833	494,342
		15,253,691
Consumer discretionary – 0.5%
Automobiles – 0.0%
Tesla, Inc. (A)	20	5,860
Broadline retail – 0.2%
Amazon.com, Inc. (A)	44	9,340
MercadoLibre, Inc. (A)	62	131,556
		140,896
Hotels, restaurants and leisure – 0.3%
DoorDash, Inc., Class A (A)	1,203	238,723
		385,479
Financials – 2.1%
Capital markets – 0.3%
Robinhood Markets, Inc., Class A (A)	4,275	214,178
Financial services – 1.8%
Block, Inc. (A)	1,093	71,373
Corpay, Inc. (A)	533	195,638
Fiserv, Inc. (A)	396	93,333
Mastercard, Inc., Class A	455	262,221
Visa, Inc., Class A	1,805	654,692
		1,277,257
		1,491,435
Industrials – 0.0%
Professional services – 0.0%
Verisk Analytics, Inc.	26	7,720
Information technology – 76.2%
Communications equipment – 4.3%
Arista Networks, Inc. (A)	4,641	431,845
Ciena Corp. (A)	2,969	236,243
Cisco Systems, Inc.	33,282	2,133,709
F5, Inc. (A)	292	85,390
Motorola Solutions, Inc.	497	218,789
		3,105,976
Electronic equipment, instruments and components – 2.2%
Amphenol Corp., Class A	493	32,834
CDW Corp.	178	31,720
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Celestica, Inc. (A)	2,162	$231,442
Corning, Inc.	14,079	706,062
Keysight Technologies, Inc. (A)	2,063	329,110
Teledyne Technologies, Inc. (A)	375	193,133
Zebra Technologies Corp., Class A (A)	238	74,982
		1,599,283
IT services – 7.0%
Accenture PLC, Class A	2,633	917,601
Cloudflare, Inc., Class A (A)	2,252	327,216
Cognizant Technology Solutions Corp., Class A	3,130	260,823
Fastly, Inc., Class A (A)	2,973	20,246
Globant SA (A)	176	26,493
GoDaddy, Inc., Class A (A)	2,149	385,746
IBM Corp.	5,461	1,378,575
MongoDB, Inc. (A)	826	220,897
Shopify, Inc., Class A (A)	7,843	878,416
Snowflake, Inc., Class A (A)	2,391	423,446
Twilio, Inc., Class A (A)	2,040	244,657
		5,084,116
Semiconductors and semiconductor equipment – 27.0%
Analog Devices, Inc.	6,099	1,403,136
Applied Materials, Inc.	4,674	738,819
Arm Holdings PLC, ADR (A)	671	88,364
Broadcom, Inc.	21,377	4,263,215
Entegris, Inc.	351	35,528
Infineon Technologies AG	6,023	223,412
Intel Corp.	33,265	789,378
KLA Corp.	1,124	796,736
Lam Research Corp.	11,201	859,565
Lattice Semiconductor Corp. (A)	5,958	371,422
Marvell Technology, Inc.	3,199	293,732
Microchip Technology, Inc.	5,480	322,553
Micron Technology, Inc.	8,728	817,203
Monolithic Power Systems, Inc.	733	447,870
NVIDIA Corp.	40,290	5,033,027
NXP Semiconductors NV	4,408	950,321
ON Semiconductor Corp. (A)	5,368	252,564
Qualcomm, Inc.	2,575	404,713
Rambus, Inc. (A)	4,312	240,998
Rigetti Computing, Inc. (A)(B)	2,904	24,568
Semtech Corp. (A)	3,394	129,617
Synaptics, Inc. (A)	2,183	144,384
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3,222	581,668
Texas Instruments, Inc.	2,366	463,712
		19,676,505
Software – 25.8%
AppLovin Corp., Class A (A)	1,774	577,863
Asana, Inc., Class A (A)	1,287	24,775
Atlassian Corp., Class A (A)	1,597	453,963
Aurora Innovation, Inc. (A)	6,633	48,222
Autodesk, Inc. (A)	1,931	529,500
Cadence Design Systems, Inc. (A)	1,416	354,708
Confluent, Inc., Class A (A)	1,815	57,608
Crowdstrike Holdings, Inc., Class A (A)	2,134	831,534
Datadog, Inc., Class A (A)	1,187	138,345
DocuSign, Inc. (A)	658	54,726
D-Wave Quantum, Inc. (A)	4,526	24,802
Dynatrace, Inc. (A)	1,241	71,047
Elastic NV (A)	995	115,778
Fortinet, Inc. (A)	8,796	950,056
Gitlab, Inc., Class A (A)	1,059	63,762

The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Guidewire Software, Inc. (A)	1,168	$235,142
HubSpot, Inc. (A)	1,044	755,846
Intapp, Inc. (A)	746	49,206
Microsoft Corp.	13,264	5,265,675
MicroStrategy, Inc., Class A (A)	156	39,847
Monday.com, Ltd. (A)	283	83,986
Nutanix, Inc., Class A (A)	352	27,065
Oracle Corp.	10,133	1,682,686
Palantir Technologies, Inc., Class A (A)	18,377	1,560,575
Palo Alto Networks, Inc. (A)	4,130	786,476
Quantum Computing, Inc. (A)	1,880	11,402
Roper Technologies, Inc.	519	303,356
Salesforce, Inc.	5,385	1,603,922
Samsara, Inc., Class A (A)	1,076	51,304
SAP SE	2,585	717,340
ServiceNow, Inc. (A)	1,171	1,088,749
ServiceTitan, Inc., Class A (A)	483	45,856
Synopsys, Inc. (A)	19	8,688
Tyler Technologies, Inc. (A)	243	147,848
UiPath, Inc., Class A (A)	2,382	29,299
Vertex, Inc., Class A (A)	272	8,783
Zeta Global Holdings Corp., Class A (A)	1,568	26,985
		18,826,725
Technology hardware, storage and peripherals – 9.9%
Apple, Inc.	28,914	6,992,556
IonQ, Inc. (A)(B)	465	11,425
Sandisk Corp. (A)	949	44,476
Western Digital Corp. (A)	2,977	145,665
		7,194,122
		55,486,727
Real estate – 0.0%
Specialized REITs – 0.0%
Equinix, Inc.	1	905
TOTAL COMMON STOCKS (Cost $66,691,258)		$72,625,957
SHORT-TERM INVESTMENTS – 0.2%
Short-term funds – 0.2%
John Hancock Collateral Trust, 4.3522% (C)(D)	5,826	58,278
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2915% (C)	63,507	63,507
T. Rowe Price Government Reserve Fund, 4.3950% (C)	111	111
TOTAL SHORT-TERM INVESTMENTS (Cost $121,894)		$121,896
Total Investments (Science & Technology Fund) (Cost $66,813,152) – 99.9%		$72,747,853
Other assets and liabilities, net – 0.1%		75,662
TOTAL NET ASSETS – 100.0%		$72,823,515
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-25.
(C)	The rate shown is the annualized seven-day yield as of 2-28-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
U.S. Sector Rotation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 95.6%
Communication services – 9.0%
Diversified telecommunication services – 0.7%
AT&T, Inc.	692,202	$18,973,257
Verizon Communications, Inc.	406,163	17,505,625
		36,478,882
Entertainment – 1.4%
Electronic Arts, Inc.	23,019	2,972,213
Live Nation Entertainment, Inc. (A)	15,118	2,167,316
Netflix, Inc. (A)	41,240	40,438,294
Take-Two Interactive Software, Inc. (A)	15,753	3,339,321
The Walt Disney Company	174,720	19,883,136
Warner Brothers Discovery, Inc. (A)	215,186	2,466,032
		71,266,312
Interactive media and services – 6.2%
Alphabet, Inc., Class A	563,719	95,990,071
Alphabet, Inc., Class C	459,145	79,073,952
Match Group, Inc. (A)	24,265	769,443
Meta Platforms, Inc., Class A	210,319	140,535,156
		316,368,622
Media – 0.5%
Charter Communications, Inc., Class A (A)	9,331	3,392,472
Comcast Corp., Class A	368,317	13,215,214
Fox Corp., Class A	21,326	1,228,378
Fox Corp., Class B	12,721	687,824
News Corp., Class A	36,589	1,047,177
News Corp., Class B	10,751	347,042
Omnicom Group, Inc.	18,806	1,556,385
Paramount Global, Class B	57,409	652,166
The Interpublic Group of Companies, Inc.	36,006	986,564
		23,113,222
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	47,018	12,680,284
		459,907,322
Consumer discretionary – 10.0%
Automobile components – 0.0%
Aptiv PLC (A)	22,698	1,478,094
BorgWarner, Inc.	21,048	626,599
		2,104,693
Automobiles – 1.7%
Ford Motor Company	376,572	3,596,263
General Motors Company	106,058	5,210,630
Tesla, Inc. (A)	269,359	78,916,800
		87,723,693
Broadline retail – 3.8%
Amazon.com, Inc. (A)	902,614	191,606,900
eBay, Inc.	46,184	2,989,952
		194,596,852
Distributors – 0.1%
Genuine Parts Company	13,408	1,674,391
LKQ Corp.	25,132	1,060,319
Pool Corp.	3,674	1,274,878
		4,009,588
Hotels, restaurants and leisure – 1.9%
Airbnb, Inc., Class A (A)	41,737	5,796,017
Booking Holdings, Inc.	3,192	16,011,104
Caesars Entertainment, Inc. (A)	20,515	681,508
Carnival Corp. (A)	100,163	2,396,901
Chipotle Mexican Grill, Inc. (A)	131,399	7,091,604
Darden Restaurants, Inc.	11,339	2,273,016
Domino's Pizza, Inc.	3,327	1,629,265
Expedia Group, Inc. (A)	11,836	2,343,055
Hilton Worldwide Holdings, Inc.	23,516	6,230,799

The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Las Vegas Sands Corp.	33,606	$1,502,524
Marriott International, Inc., Class A	22,246	6,238,891
McDonald's Corp.	69,115	21,310,228
MGM Resorts International (A)	21,782	757,142
Norwegian Cruise Line Holdings, Ltd. (A)	42,506	965,736
Royal Caribbean Cruises, Ltd.	23,848	5,868,993
Starbucks Corp.	109,305	12,658,612
Wynn Resorts, Ltd.	8,896	794,591
Yum! Brands, Inc.	26,920	4,209,480
		98,759,466
Household durables – 0.3%
D.R. Horton, Inc.	28,122	3,566,151
Garmin, Ltd.	14,815	3,391,598
Hamilton Beach Brands Holding Company, Class B	294	5,730
Lennar Corp., Class A	23,020	2,753,883
Mohawk Industries, Inc. (A)	5,042	592,889
NVR, Inc. (A)	296	2,144,692
PulteGroup, Inc.	19,763	2,041,123
		14,496,066
Leisure products – 0.0%
Hasbro, Inc.	12,618	821,558
Specialty retail – 1.8%
AutoZone, Inc. (A)	1,631	5,697,099
Best Buy Company, Inc.	18,855	1,695,253
CarMax, Inc. (A)	14,926	1,238,410
Lowe's Companies, Inc.	54,724	13,606,575
O'Reilly Automotive, Inc. (A)	5,567	7,647,054
Ross Stores, Inc.	31,983	4,487,855
The Home Depot, Inc.	95,805	37,996,263
The TJX Companies, Inc.	108,779	13,571,268
Tractor Supply Company	51,554	2,853,514
Ulta Beauty, Inc. (A)	4,542	1,664,007
		90,457,298
Textiles, apparel and luxury goods – 0.4%
Deckers Outdoor Corp. (A)	14,659	2,042,878
Lululemon Athletica, Inc. (A)	10,890	3,981,493
NIKE, Inc., Class B	114,824	9,120,470
Ralph Lauren Corp.	3,885	1,053,379
Tapestry, Inc.	22,484	1,920,583
		18,118,803
		511,088,017
Consumer staples – 5.6%
Beverages – 1.2%
Brown-Forman Corp., Class B	17,583	582,173
Constellation Brands, Inc., Class A	15,083	2,647,067
Keurig Dr. Pepper, Inc.	108,640	3,641,613
Molson Coors Beverage Company, Class B	16,860	1,033,349
Monster Beverage Corp. (A)	67,641	3,696,581
PepsiCo, Inc.	132,451	20,327,255
The Coca-Cola Company	374,232	26,649,061
		58,577,099
Consumer staples distribution and retail – 2.0%
Costco Wholesale Corp.	42,773	44,852,196
Dollar General Corp.	21,224	1,574,396
Dollar Tree, Inc. (A)	19,480	1,419,313
Sysco Corp.	47,409	3,581,276
Target Corp.	44,481	5,526,319
The Kroger Company	64,218	4,162,611
Walgreens Boots Alliance, Inc.	69,151	738,533
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
Walmart, Inc.	419,013	$41,318,872
		103,173,516
Food products – 0.6%
Archer-Daniels-Midland Company	46,174	2,179,413
Bunge Global SA	13,491	1,000,897
Conagra Brands, Inc.	46,020	1,175,351
General Mills, Inc.	53,573	3,247,595
Hormel Foods Corp.	28,107	804,703
Kellanova	25,952	2,151,421
Lamb Weston Holdings, Inc.	13,748	713,109
McCormick & Company, Inc.	24,325	2,009,488
Mondelez International, Inc., Class A	129,064	8,289,781
The Campbell's Company	18,931	758,376
The Hershey Company	14,271	2,464,744
The J.M. Smucker Company	10,268	1,134,922
The Kraft Heinz Company	85,138	2,614,588
Tyson Foods, Inc., Class A	27,556	1,690,285
		30,234,673
Household products – 1.1%
Church & Dwight Company, Inc.	23,635	2,628,212
Colgate-Palmolive Company	78,854	7,189,119
Kimberly-Clark Corp.	32,197	4,572,296
The Clorox Company	11,951	1,869,017
The Procter & Gamble Company	227,335	39,519,916
		55,778,560
Personal care products – 0.1%
Kenvue, Inc.	185,114	4,368,690
The Estee Lauder Companies, Inc., Class A	22,530	1,620,132
		5,988,822
Tobacco – 0.6%
Altria Group, Inc.	163,569	9,135,329
Philip Morris International, Inc.	150,105	23,308,304
		32,443,633
		286,196,303
Energy – 3.2%
Energy equipment and services – 0.3%
Baker Hughes Company	95,240	4,246,752
Halliburton Company	84,675	2,232,880
Schlumberger, Ltd.	136,003	5,665,885
		12,145,517
Oil, gas and consumable fuels – 2.9%
APA Corp.	35,710	739,197
Chevron Corp.	160,932	25,527,034
ConocoPhillips	124,557	12,349,827
Coterra Energy, Inc.	70,954	1,915,048
Devon Energy Corp.	63,306	2,292,943
Diamondback Energy, Inc.	17,988	2,859,372
EOG Resources, Inc.	54,162	6,875,324
EQT Corp.	57,416	2,765,729
Exxon Mobil Corp.	423,187	47,113,409
Hess Corp.	26,596	3,961,208
Kinder Morgan, Inc.	186,038	5,041,630
Marathon Petroleum Corp.	30,937	4,646,119
Occidental Petroleum Corp.	65,026	3,175,870
ONEOK, Inc.	59,757	5,999,005
Phillips 66	39,751	5,155,307
Targa Resources Corp.	20,993	4,234,708
Texas Pacific Land Corp.	1,814	2,590,301
The Williams Companies, Inc.	117,371	6,828,645

The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Valero Energy Corp.	30,487	$3,985,566
		148,056,242
		160,201,759
Financials – 13.9%
Banks – 3.5%
Bank of America Corp.	643,781	29,678,304
Citigroup, Inc.	182,371	14,580,561
Citizens Financial Group, Inc.	42,542	1,947,147
Fifth Third Bancorp	64,611	2,808,640
Huntington Bancshares, Inc.	140,112	2,307,645
JPMorgan Chase & Co.	271,494	71,850,887
KeyCorp	95,646	1,656,589
M&T Bank Corp.	15,996	3,066,753
Regions Financial Corp.	87,623	2,077,541
The PNC Financial Services Group, Inc.	38,267	7,344,203
Truist Financial Corp.	128,027	5,934,051
U.S. Bancorp	150,428	7,055,073
Wells Fargo & Company	321,076	25,146,672
		175,454,066
Capital markets – 3.1%
Ameriprise Financial, Inc.	9,356	5,026,979
BlackRock, Inc.	14,037	13,725,098
Cboe Global Markets, Inc.	10,092	2,127,394
CME Group, Inc.	34,760	8,821,045
FactSet Research Systems, Inc.	3,666	1,692,739
Franklin Resources, Inc.	29,781	603,065
Intercontinental Exchange, Inc.	55,371	9,591,918
Invesco, Ltd.	43,294	752,883
KKR & Company, Inc.	65,084	8,824,740
MarketAxess Holdings, Inc.	3,625	698,864
Moody's Corp.	15,024	7,571,195
Morgan Stanley	119,650	15,926,612
MSCI, Inc.	7,554	4,460,713
Nasdaq, Inc.	39,885	3,301,680
Northern Trust Corp.	19,115	2,106,855
Raymond James Financial, Inc.	17,635	2,727,605
S&P Global, Inc.	30,622	16,344,186
State Street Corp.	28,284	2,806,621
T. Rowe Price Group, Inc.	21,429	2,265,474
The Bank of New York Mellon Corp.	70,122	6,237,352
The Blackstone Group, Inc.	69,616	11,219,315
The Charles Schwab Corp.	164,371	13,072,426
The Goldman Sachs Group, Inc.	30,272	18,837,963
		158,742,722
Consumer finance – 0.6%
American Express Company	53,663	16,150,416
Capital One Financial Corp.	36,789	7,378,034
Discover Financial Services	24,202	4,723,988
Synchrony Financial	37,543	2,278,109
		30,530,547
Financial services – 4.6%
Apollo Global Management, Inc.	43,092	6,432,343
Berkshire Hathaway, Inc., Class B (A)	176,763	90,826,132
Corpay, Inc. (A)	6,728	2,469,512
Fidelity National Information Services, Inc.	51,885	3,690,061
Fiserv, Inc. (A)	54,867	12,931,603
Global Payments, Inc.	24,536	2,583,150
Jack Henry & Associates, Inc.	7,026	1,219,643
Mastercard, Inc., Class A	79,049	45,556,729
PayPal Holdings, Inc. (A)	96,700	6,870,535
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Visa, Inc., Class A	166,656	$60,447,798
		233,027,506
Insurance – 2.1%
Aflac, Inc.	48,202	5,276,673
American International Group, Inc.	60,124	4,986,685
Aon PLC, Class A	20,861	8,534,652
Arch Capital Group, Ltd.	36,151	3,358,789
Arthur J. Gallagher & Company	24,087	8,135,143
Assurant, Inc.	4,943	1,027,600
Brown & Brown, Inc.	22,888	2,713,144
Chubb, Ltd.	36,162	10,323,528
Cincinnati Financial Corp.	15,085	2,229,714
Erie Indemnity Company, Class A	2,406	1,029,936
Everest Group, Ltd.	4,145	1,464,097
Globe Life, Inc.	8,089	1,030,781
Loews Corp.	17,444	1,511,871
Marsh & McLennan Companies, Inc.	47,359	11,263,865
MetLife, Inc.	56,062	4,831,423
Principal Financial Group, Inc.	20,282	1,805,909
Prudential Financial, Inc.	34,338	3,952,304
The Allstate Corp.	25,546	5,087,486
The Hartford Insurance Group, Inc.	27,969	3,308,173
The Progressive Corp.	56,502	15,933,564
The Travelers Companies, Inc.	21,886	5,657,312
W.R. Berkley Corp.	29,039	1,831,780
Willis Towers Watson PLC	9,715	3,299,700
		108,594,129
		706,348,970
Health care – 10.3%
Biotechnology – 1.7%
AbbVie, Inc.	170,516	35,642,959
Amgen, Inc.	51,867	15,978,148
Biogen, Inc. (A)	14,054	1,974,587
Gilead Sciences, Inc.	120,285	13,749,778
Incyte Corp. (A)	15,462	1,136,457
Moderna, Inc. (A)	32,746	1,013,816
Regeneron Pharmaceuticals, Inc.	10,161	7,099,897
Vertex Pharmaceuticals, Inc. (A)	24,855	11,925,180
		88,520,822
Health care equipment and supplies – 2.4%
Abbott Laboratories	167,380	23,100,114
ABIOMED, Inc. (A)(B)	6,547	101,609
Align Technology, Inc. (A)	6,769	1,266,006
Baxter International, Inc.	49,209	1,698,203
Becton, Dickinson and Company	27,900	6,292,287
Boston Scientific Corp. (A)	142,223	14,761,325
DexCom, Inc. (A)	37,667	3,328,633
Edwards Lifesciences Corp. (A)	56,927	4,077,112
GE HealthCare Technologies, Inc.	44,113	3,853,271
Hologic, Inc. (A)	22,416	1,420,950
IDEXX Laboratories, Inc. (A)	7,900	3,453,169
Insulet Corp. (A)	6,762	1,841,090
Intuitive Surgical, Inc. (A)	34,372	19,700,312
Medtronic PLC	123,761	11,388,487
ResMed, Inc.	14,161	3,306,877
Solventum Corp. (A)	13,335	1,063,466
STERIS PLC	9,532	2,089,986
Stryker Corp.	33,104	12,784,434
Teleflex, Inc.	4,487	595,649
The Cooper Companies, Inc. (A)	19,222	1,737,284

The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Zimmer Biomet Holdings, Inc.	19,195	$2,002,422
		119,862,686
Health care providers and services – 2.0%
Cardinal Health, Inc.	23,349	3,023,229
Cencora, Inc.	16,919	4,289,643
Centene Corp. (A)	48,711	2,833,032
CVS Health Corp.	121,441	7,981,103
DaVita, Inc. (A)	4,338	641,503
Elevance Health, Inc.	22,378	8,881,381
HCA Healthcare, Inc.	17,598	5,390,267
Henry Schein, Inc. (A)	12,030	868,205
Humana, Inc.	11,622	3,142,821
Labcorp Holdings, Inc.	8,071	2,026,144
McKesson Corp.	12,247	7,841,264
Molina Healthcare, Inc. (A)	5,513	1,660,075
Quest Diagnostics, Inc.	10,760	1,860,404
The Cigna Group	26,838	8,288,916
UnitedHealth Group, Inc.	88,804	42,178,348
Universal Health Services, Inc., Class B	5,659	991,740
		101,898,075
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	27,726	3,546,710
Bio-Techne Corp.	15,366	948,851
Charles River Laboratories International, Inc. (A)	4,933	815,474
Danaher Corp.	62,025	12,886,314
IQVIA Holdings, Inc. (A)	16,648	3,143,142
Mettler-Toledo International, Inc. (A)	2,038	2,593,803
Revvity, Inc.	11,745	1,317,202
Thermo Fisher Scientific, Inc.	36,908	19,522,856
Waters Corp. (A)	5,725	2,160,272
West Pharmaceutical Services, Inc.	6,990	1,624,057
		48,558,681
Pharmaceuticals – 3.2%
Bristol-Myers Squibb Company	195,677	11,666,263
Eli Lilly & Company	76,033	69,998,261
Johnson & Johnson	232,326	38,338,437
Merck & Company, Inc.	244,109	22,519,055
Pfizer, Inc.	546,822	14,452,505
Viatris, Inc.	115,061	1,062,013
Zoetis, Inc.	43,545	7,282,466
		165,319,000
		524,159,264
Industrials – 8.0%
Aerospace and defense – 1.9%
Axon Enterprise, Inc. (A)	6,987	3,692,280
General Dynamics Corp.	24,901	6,289,993
General Electric Company	104,420	21,612,852
Howmet Aerospace, Inc.	39,179	5,351,851
Huntington Ingalls Industries, Inc.	3,766	661,234
L3Harris Technologies, Inc.	18,303	3,772,431
Lockheed Martin Corp.	20,360	9,169,533
Northrop Grumman Corp.	13,216	6,102,356
RTX Corp.	128,425	17,079,241
Textron, Inc.	17,934	1,340,208
The Boeing Company (A)	72,140	12,597,808
TransDigm Group, Inc.	5,426	7,418,427
		95,088,214
Air freight and logistics – 0.3%
CH Robinson Worldwide, Inc.	11,414	1,159,891
Expeditors International of Washington, Inc.	13,510	1,585,534
FedEx Corp.	21,679	5,699,409
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
United Parcel Service, Inc., Class B	70,558	$8,398,519
		16,843,353
Building products – 0.5%
A.O. Smith Corp.	11,518	765,717
Allegion PLC	8,372	1,077,560
Builders FirstSource, Inc. (A)	11,116	1,545,013
Carrier Global Corp.	80,536	5,218,733
Johnson Controls International PLC	64,482	5,523,528
Lennox International, Inc.	3,096	1,860,851
Masco Corp.	20,803	1,563,970
Trane Technologies PLC	21,711	7,679,181
		25,234,553
Commercial services and supplies – 0.6%
Cintas Corp.	33,067	6,861,403
Copart, Inc. (A)	84,620	4,637,176
Republic Services, Inc.	19,648	4,656,969
Rollins, Inc.	27,105	1,420,031
Veralto Corp.	23,848	2,379,076
Waste Management, Inc.	35,237	8,202,469
		28,157,124
Construction and engineering – 0.1%
Quanta Services, Inc.	14,236	3,696,093
Electrical equipment – 0.7%
AMETEK, Inc.	22,322	4,225,555
Eaton Corp. PLC	38,130	11,184,292
Emerson Electric Company	55,029	6,692,077
GE Vernova, Inc.	26,594	8,913,777
Generac Holdings, Inc. (A)	5,758	783,952
Hubbell, Inc.	5,178	1,924,093
Rockwell Automation, Inc.	10,896	3,128,786
		36,852,532
Ground transportation – 0.9%
CSX Corp.	186,016	5,954,372
JB Hunt Transport Services, Inc.	7,695	1,240,357
Norfolk Southern Corp.	21,837	5,366,443
Old Dominion Freight Line, Inc.	18,140	3,201,710
Uber Technologies, Inc. (A)	203,173	15,443,180
Union Pacific Corp.	58,502	14,431,858
		45,637,920
Industrial conglomerates – 0.4%
3M Company	52,539	8,149,850
Honeywell International, Inc.	62,738	13,356,293
		21,506,143
Machinery – 1.6%
Caterpillar, Inc.	46,576	16,019,815
Cummins, Inc.	13,241	4,875,071
Deere & Company	24,555	11,805,798
Dover Corp.	13,239	2,631,516
Fortive Corp.	33,456	2,661,090
IDEX Corp.	7,312	1,420,941
Illinois Tool Works, Inc.	25,928	6,844,473
Ingersoll Rand, Inc.	38,860	3,294,551
Nordson Corp.	5,239	1,101,709
Otis Worldwide Corp.	38,555	3,847,018
PACCAR, Inc.	50,582	5,424,414
Parker-Hannifin Corp.	12,421	8,303,563
Pentair PLC	15,945	1,502,019
Snap-on, Inc.	5,065	1,728,026
Stanley Black & Decker, Inc.	14,873	1,286,961
Wabtec Corp.	16,578	3,072,898

The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Xylem, Inc.	23,454	$3,069,894
		78,889,757
Passenger airlines – 0.2%
Delta Air Lines, Inc.	61,873	3,719,805
Southwest Airlines Company	57,836	1,796,386
United Airlines Holdings, Inc. (A)	31,711	2,974,809
		8,491,000
Professional services – 0.6%
Automatic Data Processing, Inc.	39,316	12,391,617
Broadridge Financial Solutions, Inc.	11,272	2,719,032
Dayforce, Inc. (A)	15,256	945,719
Equifax, Inc.	11,967	2,934,308
Jacobs Solutions, Inc.	11,998	1,537,064
Leidos Holdings, Inc.	12,883	1,674,404
Paychex, Inc.	30,896	4,685,996
Paycom Software, Inc.	4,685	1,028,217
Verisk Analytics, Inc.	13,633	4,047,774
		31,964,131
Trading companies and distributors – 0.2%
Fastenal Company	55,259	4,184,764
United Rentals, Inc.	6,329	4,065,243
W.W. Grainger, Inc.	4,278	4,368,736
		12,618,743
		404,979,563
Information technology – 29.3%
Communications equipment – 0.9%
Arista Networks, Inc. (A)	99,714	9,278,388
Cisco Systems, Inc.	384,707	24,663,566
F5, Inc. (A)	5,604	1,638,778
Juniper Networks, Inc.	31,956	1,156,807
Motorola Solutions, Inc.	16,134	7,102,509
		43,840,048
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	116,337	7,748,044
CDW Corp.	12,861	2,291,830
Corning, Inc.	74,345	3,728,402
Jabil, Inc.	10,881	1,685,685
Keysight Technologies, Inc. (A)	16,745	2,671,330
TE Connectivity PLC	28,888	4,449,619
Teledyne Technologies, Inc. (A)	4,495	2,315,015
Trimble, Inc. (A)	23,579	1,697,216
Zebra Technologies Corp., Class A (A)	4,976	1,567,689
		28,154,830
IT services – 1.1%
Accenture PLC, Class A	60,310	21,018,035
Akamai Technologies, Inc. (A)	14,485	1,168,650
Cognizant Technology Solutions Corp., Class A	47,832	3,985,841
EPAM Systems, Inc. (A)	5,471	1,127,792
Gartner, Inc. (A)	7,440	3,707,501
GoDaddy, Inc., Class A (A)	13,541	2,430,610
IBM Corp.	89,244	22,528,755
VeriSign, Inc. (A)	7,971	1,896,141
		57,863,325
Semiconductors and semiconductor equipment – 10.1%
Advanced Micro Devices, Inc. (A)	156,644	15,642,470
Analog Devices, Inc.	47,914	11,023,095
Applied Materials, Inc.	79,574	12,578,262
Broadcom, Inc.	450,781	89,899,255
Enphase Energy, Inc. (A)	13,025	746,723
First Solar, Inc. (A)	10,330	1,406,739
Intel Corp.	416,283	9,878,396
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
KLA Corp.	12,909	$9,150,416
Lam Research Corp.	124,163	9,528,269
Microchip Technology, Inc.	51,853	3,052,068
Micron Technology, Inc.	107,020	10,020,283
Monolithic Power Systems, Inc.	4,705	2,874,802
NVIDIA Corp.	2,367,448	295,741,604
NXP Semiconductors NV	24,540	5,290,579
ON Semiconductor Corp. (A)	41,118	1,934,602
Qualcomm, Inc.	107,215	16,850,982
Skyworks Solutions, Inc.	15,436	1,028,964
Teradyne, Inc.	15,715	1,726,450
Texas Instruments, Inc.	88,040	17,254,960
		515,628,919
Software – 9.4%
Adobe, Inc. (A)	42,485	18,632,222
ANSYS, Inc. (A)	8,443	2,813,630
Autodesk, Inc. (A)	20,743	5,687,938
Cadence Design Systems, Inc. (A)	26,467	6,629,984
Crowdstrike Holdings, Inc., Class A (A)	22,459	8,751,374
Fair Isaac Corp. (A)	2,349	4,431,036
Fortinet, Inc. (A)	61,415	6,633,434
Gen Digital, Inc.	52,388	1,431,764
Intuit, Inc.	27,053	16,606,214
Microsoft Corp.	717,567	284,866,923
Oracle Corp.	155,114	25,758,231
Palantir Technologies, Inc., Class A (A)	197,809	16,797,940
Palo Alto Networks, Inc. (A)	63,160	12,027,559
PTC, Inc. (A)	11,580	1,894,835
Roper Technologies, Inc.	10,347	6,047,822
Salesforce, Inc.	92,263	27,480,535
ServiceNow, Inc. (A)	19,881	18,484,559
Synopsys, Inc. (A)	14,824	6,778,719
Tyler Technologies, Inc. (A)	4,128	2,511,599
Workday, Inc., Class A (A)	20,565	5,415,587
		479,681,905
Technology hardware, storage and peripherals – 7.2%
Apple, Inc.	1,458,873	352,813,836
Dell Technologies, Inc., Class C	29,648	3,046,628
Hewlett Packard Enterprise Company	125,378	2,483,738
HP, Inc.	92,953	2,869,459
NetApp, Inc.	19,759	1,972,146
Sandisk Corp. (A)	0	16
Seagate Technology Holdings PLC	20,425	2,081,512
Super Micro Computer, Inc. (A)	48,609	2,015,329
Western Digital Corp. (A)	33,320	1,630,348
		368,913,012
		1,494,082,039
Materials – 1.9%
Chemicals – 1.3%
Air Products & Chemicals, Inc.	21,417	6,770,985
Albemarle Corp.	11,346	873,982
Celanese Corp.	10,533	536,551
CF Industries Holdings, Inc.	16,782	1,359,678
Corteva, Inc.	66,234	4,171,417
Dow, Inc.	67,498	2,572,349
DuPont de Nemours, Inc.	40,284	3,294,023
Eastman Chemical Company	11,151	1,091,125
Ecolab, Inc.	24,283	6,532,370
FMC Corp.	11,978	441,988
International Flavors & Fragrances, Inc.	24,632	2,015,144
Linde PLC	45,870	21,423,584
LyondellBasell Industries NV, Class A	25,049	1,924,515
PPG Industries, Inc.	22,355	2,531,033
The Mosaic Company	30,684	733,961

The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
The Sherwin-Williams Company	22,327	$8,088,402
		64,361,107
Construction materials – 0.1%
Martin Marietta Materials, Inc.	5,890	2,845,695
Vulcan Materials Company	12,713	3,144,052
		5,989,747
Containers and packaging – 0.2%
Amcor PLC	139,174	1,408,441
Avery Dennison Corp.	7,738	1,454,512
Ball Corp.	28,795	1,517,209
International Paper Company	50,582	2,850,296
Packaging Corp. of America	8,580	1,828,312
Smurfit WestRock PLC	47,585	2,477,751
		11,536,521
Metals and mining – 0.3%
Freeport-McMoRan, Inc.	138,365	5,107,052
Newmont Corp.	109,708	4,699,891
Nucor Corp.	22,623	3,109,984
Steel Dynamics, Inc.	13,626	1,840,464
		14,757,391
		96,644,766
Real estate – 2.1%
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	15,046	1,538,604
Healthpeak Properties, Inc.	67,571	1,382,503
Ventas, Inc.	40,487	2,800,891
Welltower, Inc.	57,135	8,770,794
		14,492,792
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	67,408	1,087,291
Industrial REITs – 0.2%
Prologis, Inc.	89,477	11,087,990
Office REITs – 0.0%
BXP, Inc.	14,066	997,701
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	29,046	4,122,789
CoStar Group, Inc. (A)	39,568	3,017,060
		7,139,849
Residential REITs – 0.3%
AvalonBay Communities, Inc.	13,721	3,103,416
Camden Property Trust	10,290	1,276,577
Equity Residential	32,981	2,446,201
Essex Property Trust, Inc.	6,210	1,934,850
Invitation Homes, Inc.	55,087	1,873,509
Mid-America Apartment Communities, Inc.	11,291	1,898,243
UDR, Inc.	28,987	1,309,633
		13,842,429
Retail REITs – 0.3%
Federal Realty Investment Trust	7,407	780,846
Kimco Realty Corp.	65,082	1,438,312
Realty Income Corp.	84,559	4,822,400
Regency Centers Corp.	15,790	1,211,093
Simon Property Group, Inc.	29,636	5,514,963
		13,767,614
Specialized REITs – 0.9%
American Tower Corp.	45,133	9,280,247
Crown Castle, Inc.	42,003	3,952,482
Digital Realty Trust, Inc.	30,133	4,710,391
Equinix, Inc.	9,318	8,429,249
Extra Space Storage, Inc.	20,478	3,124,124
Iron Mountain, Inc.	28,338	2,640,251
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Public Storage	15,218	$4,620,489
SBA Communications Corp.	10,385	2,262,892
VICI Properties, Inc.	101,779	3,306,800
Weyerhaeuser Company	70,139	2,111,184
		44,438,109
		106,853,775
Utilities – 2.3%
Electric utilities – 1.5%
Alliant Energy Corp.	24,738	1,596,343
American Electric Power Company, Inc.	51,391	5,450,016
Constellation Energy Corp.	30,176	7,560,446
Duke Energy Corp.	74,543	8,758,057
Edison International	37,359	2,033,824
Entergy Corp.	41,397	3,614,372
Evergy, Inc.	22,166	1,527,459
Eversource Energy	35,379	2,229,231
Exelon Corp.	96,902	4,283,068
FirstEnergy Corp.	49,496	1,918,960
NextEra Energy, Inc.	198,372	13,919,763
NRG Energy, Inc.	19,527	2,064,199
PG&E Corp.	211,066	3,448,818
Pinnacle West Capital Corp.	10,989	1,016,922
PPL Corp.	71,222	2,507,727
The Southern Company	105,738	9,494,215
Xcel Energy, Inc.	55,411	3,995,133
		75,418,553
Gas utilities – 0.0%
Atmos Energy Corp.	14,972	2,277,690
Independent power and renewable electricity producers – 0.1%
The AES Corp.	68,427	793,069
Vistra Corp.	32,816	4,386,187
		5,179,256
Multi-utilities – 0.6%
Ameren Corp.	25,777	2,617,912
CenterPoint Energy, Inc.	62,915	2,163,018
CMS Energy Corp.	28,818	2,105,155
Consolidated Edison, Inc.	33,409	3,391,682
Dominion Energy, Inc.	81,089	4,591,259
DTE Energy Company	19,985	2,671,995
NiSource, Inc.	45,067	1,839,184
Public Service Enterprise Group, Inc.	48,056	3,899,744
Sempra	61,086	4,371,925
WEC Energy Group, Inc.	30,541	3,258,419
		30,910,293
Water utilities – 0.1%
American Water Works Company, Inc.	18,816	2,558,412
		116,344,204
TOTAL COMMON STOCKS (Cost $3,689,905,825)		$4,866,805,982
SHORT-TERM INVESTMENTS – 3.9%
Short-term funds – 3.9%
John Hancock Collateral Trust, 4.3522% (C)(D)	20,106,858	201,142,973
TOTAL SHORT-TERM INVESTMENTS (Cost $201,117,547)		$201,142,973
Total Investments (U.S. Sector Rotation Fund) (Cost $3,891,023,372) – 99.5%		$5,067,948,955
Other assets and liabilities, net – 0.5%		23,810,896
TOTAL NET ASSETS – 100.0%		$5,091,759,851
Security Abbreviations and Legend
(A)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
U.S. Sector Rotation Fund (continued)
(C)	The rate shown is the annualized seven-day yield as of 2-28-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	749	Long	Mar 2025	$224,303,455	$223,323,713	$(979,742)
						$(979,742)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II
Portfolio of Investments — February 28, 2025 (unaudited) (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets on 2-28-25:
Health Sciences Fund
United States	85.0%
Netherlands	3.9%
United Kingdom	3.8%
Switzerland	2.0%
France	1.1%
Denmark	1.1%
Other countries	3.1%
TOTAL	100.0%
Mid Value Fund
United States	89.6%
Ireland	3.1%
Canada	2.2%
United Kingdom	1.7%
Bermuda	1.1%
Puerto Rico	1.1%
Other countries	1.2%
TOTAL	100.0%

The following funds had the following sector composition as a percentage of net assets on 2-28-25:
International Strategic Equity Allocation Fund
Financials	24.0%
Industrials	13.5%
Information technology	12.8%
Consumer discretionary	11.4%
Health care	8.3%
Consumer staples	6.4%
Communication services	6.2%
Materials	5.9%
Energy	4.6%
Utilities	2.9%
Real estate	1.7%
Short-term investments and other	2.3%
TOTAL	100.0%
The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II
Statements of assets and liabilities — February 28, 2025 (unaudited)

Assets	Capital Appreciation Fund	Capital Appreciation Value Fund	Core Bond Fund	Health Sciences Fund
Unaffiliated investments, at value (including securities loaned)	$1,680,381,738	$1,074,105,887	$1,951,526,485	$94,488,216
Affiliated investments, at value	—	—	2,260,603	—
Total investments, at value	1,680,381,738	1,074,105,887	1,953,787,088	94,488,216
Cash	—	—	179,296	—
Foreign currency, at value	—	533,516	—	655
Dividends and interest receivable	742,055	4,420,696	9,838,139	204,362
Receivable for fund shares sold	74,996	265,022	119,753	—
Receivable for investments sold	583,971	17,152,784	33,323,766	335,774
Receivable for delayed delivery securities sold	—	—	33,857,906	—
Receivable for securities lending income	—	—	239	—
Interfund lending receivable	—	37,000,000	—	—
Other assets	47,691	35,278	55,389	9,860
Total assets	1,681,830,451	1,133,513,183	2,031,161,576	95,038,867
Liabilities
Written options, at value	—	3,289,481	—	—
Due to custodian	—	186,967	—	462,932
Payable for collateral on sale commitments	—	—	360,000	—
Payable for investments purchased	13,022	14,644,924	66,333,138	2,151
Payable for delayed delivery securities purchased	—	—	137,482,265	—
Payable for fund shares repurchased	3,060,310	2,151,150	5,406,306	—
Payable upon return of securities loaned	—	—	2,260,508	—
Payable to affiliates
Accounting and legal services fees	62,163	39,725	63,366	6,816
Trustees' fees	689	488	729	108
Other liabilities and accrued expenses	91,334	80,801	107,211	41,511
Total liabilities	3,227,518	20,393,536	212,013,523	513,518
Net assets	$1,678,602,933	$1,113,119,647	$1,819,148,053	$94,525,349
Net assets consist of
Paid-in capital	$543,129,381	$959,746,174	$2,082,585,498	$34,905,294
Total distributable earnings (loss)	1,135,473,552	153,373,473	(263,437,445)	59,620,055
Net assets	$1,678,602,933	$1,113,119,647	$1,819,148,053	$94,525,349
Unaffiliated investments, including repurchase agreements, at cost	$665,965,369	$944,651,359	$1,960,375,731	$74,901,325
Affiliated investments, at cost	—	—	$2,260,515	—
Foreign currency, at cost	—	$531,845	—	$746
Premiums received on written options	—	$1,961,991	—	—
Securities loaned, at value	—	—	$2,173,299	—
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$676,130,386	—	$122,342,120	—
Shares outstanding	44,619,267	—	11,067,944	—
Net asset value, offering price and redemption price per share	$15.15	—	$11.05	—
Class NAV
Net assets	$1,002,472,547	$1,113,119,647	$1,696,805,933	$94,525,349
Shares outstanding	65,349,303	121,483,718	153,801,706	23,459,101
Net asset value, offering price and redemption price per share	$15.34	$9.16	$11.03	$4.03
The accompanying notes are an integral part of the financial statements.	59

John Hancock Funds II
Statements of assets and liabilities — February 28, 2025 (unaudited)

Assets	International Strategic Equity Allocation Fund	Mid Value Fund	Science & Technology Fund	U.S. Sector Rotation Fund
Unaffiliated investments, at value (including securities loaned)	$3,401,990,724	$1,359,143,378	$72,689,575	$4,866,805,982
Affiliated investments, at value	11,420,721	10,413,089	58,278	201,142,973
Total investments, at value	3,413,411,445	1,369,556,467	72,747,853	5,067,948,955
Receivable for futures variation margin	—	—	—	3,259,239
Cash	1,412,666	19,440	—	—
Foreign currency, at value	6,504,451	—	8,577	—
Collateral held at broker for futures contracts	3,531,000	—	—	13,168,600
Dividends and interest receivable	11,327,759	2,061,904	44,331	5,605,849
Receivable for fund shares sold	—	19,219	—	2,431,092
Receivable for investments sold	17,607,437	3,527,860	527,838	—
Receivable for securities lending income	22,427	22,328	363	146
Other assets	134,746	41,952	5,925	123,594
Total assets	3,453,951,931	1,375,249,170	73,334,887	5,092,537,475
Liabilities
Payable for futures variation margin	273,289	—	—	—
Due to custodian	—	—	5,544	36,626
Foreign capital gains tax payable	3,002,658	—	—	—
Foreign currency overdraft, at value	—	81,263	—	—
Payable for investments purchased	23,072,887	3,877,830	409,041	—
Payable for fund shares repurchased	2,175,802	19,219	—	382,951
Payable upon return of securities loaned	11,404,180	10,412,540	58,275	—
Payable to affiliates
Investment management fees	—	—	—	6,370
Accounting and legal services fees	119,878	49,471	5,361	171,950
Trustees' fees	1,692	629	75	1,563
Other liabilities and accrued expenses	393,184	82,247	33,076	178,164
Total liabilities	40,443,570	14,523,199	511,372	777,624
Net assets	$3,413,508,361	$1,360,725,971	$72,823,515	$5,091,759,851
Net assets consist of
Paid-in capital	$3,271,108,668	$1,045,939,802	$25,346,492	$4,076,694,921
Total distributable earnings (loss)	142,399,693	314,786,169	47,477,023	1,015,064,930
Net assets	$3,413,508,361	$1,360,725,971	$72,823,515	$5,091,759,851
Unaffiliated investments, including repurchase agreements, at cost	$2,974,221,390	$1,132,384,918	$66,754,876	$3,689,905,825
Affiliated investments, at cost	$11,412,096	$10,412,673	$58,276	$201,117,547
Foreign currency, at cost	$6,594,924	$(81,262)	$8,489	—
Securities loaned, at value	$10,728,219	$10,147,940	$56,883	—
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class NAV
Net assets	$3,413,508,361	$1,360,725,971	$72,823,515	$5,091,759,851
Shares outstanding	333,684,158	88,121,131	38,075,554	413,413,453
Net asset value, offering price and redemption price per share	$10.23	$15.44	$1.91	$12.32
The accompanying notes are an integral part of the financial statements.	60

John Hancock Funds II
Statements of operations — For the six months ended February 28, 2025 (unaudited)

Investment income	Capital Appreciation Fund	Capital Appreciation Value Fund	Core Bond Fund	Health Sciences Fund
Dividends	$3,800,071	$4,709,034	$1,095,693	$641,209
Interest	—	11,228,436	41,203,235	3,449
Securities lending	—	65	755	—
Less foreign taxes withheld	(21,696)	(60,881)	—	(1,198)
Total investment income	3,778,375	15,876,654	42,299,683	643,460
Expenses
Investment management fees	6,137,651	4,737,183	5,158,672	837,182
Distribution and service fees	174,139	—	30,624	—
Accounting and legal services fees	173,515	113,407	178,128	20,948
Trustees' fees	22,212	14,563	22,533	2,991
Custodian fees	97,438	70,311	102,742	19,847
Printing and postage	9,572	8,118	9,750	7,563
Professional fees	54,472	50,390	69,011	29,361
Other	32,544	21,377	29,696	11,090
Total expenses	6,701,543	5,015,349	5,601,156	928,982
Less expense reductions	(75,526)	(296,351)	(77,397)	(50,099)
Net expenses	6,626,017	4,718,998	5,523,759	878,883
Net investment income (loss)	(2,847,642)	11,157,656	36,775,924	(235,423)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	158,802,938	72,100,671	(4,919,107)	48,031,095
Affiliated investments	(87)	3,464	123	—
Written options	—	(205,095)	—	—
	158,802,851	71,899,040	(4,918,984)	48,031,095
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(16,167,594)	(47,433,701)	(13,312,109)	(69,173,882)
Affiliated investments	—	(1,562)	44	—
Written options	—	1,316,505	—	—
	(16,167,594)	(46,118,758)	(13,312,065)	(69,173,882)
Net realized and unrealized gain (loss)	142,635,257	25,780,282	(18,231,049)	(21,142,787)
Increase (decrease) in net assets from operations	$139,787,615	$36,937,938	$18,544,875	$(21,378,210)

The accompanying notes are an integral part of the financial statements.	61

John Hancock Funds II
Statements of operations — For the six months ended February 28, 2025 (unaudited)

Investment income	International Strategic Equity Allocation Fund	Mid Value Fund	Science & Technology Fund	U.S. Sector Rotation Fund
Dividends	$32,454,511	$15,904,903	$398,218	$29,465,934
Income distributions received from affiliated investments	—	—	—	4,203,674
Interest	2,725,824	428,737	—	226,971
Securities lending	219,833	274,843	3,415	3,936
Less foreign taxes withheld	(3,248,088)	(83,714)	(1,958)	(6,986)
Total investment income	32,152,080	16,524,769	399,675	33,893,529
Expenses
Investment management fees	10,954,291	6,285,002	800,566	14,752,720
Accounting and legal services fees	344,839	142,937	16,889	463,408
Trustees' fees	45,896	18,276	2,229	58,155
Custodian fees	680,305	82,681	13,904	241,927
Printing and postage	11,955	8,327	8,480	12,789
Professional fees	143,055	50,604	46,463	112,263
Other	59,472	43,658	10,101	52,455
Total expenses	12,239,813	6,631,485	898,632	15,693,717
Less expense reductions	(2,442,401)	(409,550)	(54,988)	(3,330,102)
Net expenses	9,797,412	6,221,935	843,644	12,363,615
Net investment income (loss)	22,354,668	10,302,834	(443,969)	21,529,914
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,697,341[1]	124,363,519	44,796,396	102,775,324
Affiliated investments	(140)	16,438	(64)	74,700
Futures contracts	2,321,717	—	—	15,883,253
	5,018,918	124,379,957	44,796,332	118,733,277
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(24,387,666)[2]	(95,122,677)	(26,808,373)	121,645,122
Affiliated investments	5,261	(9,419)	2	6,217
Futures contracts	(634,003)	—	—	(5,524,659)
	(25,016,408)	(95,132,096)	(26,808,371)	116,126,680
Net realized and unrealized gain (loss)	(19,997,490)	29,247,861	17,987,961	234,859,957
Increase in net assets from operations	$2,357,178	$39,550,695	$17,543,992	$256,389,871

[1]	Net of foreign capital gains taxes of $2,871,196.
[2]	Net of $8,485,556 decrease in deferred foreign withholding taxes.
The accompanying notes are an integral part of the financial statements.	62

John Hancock Funds II
Statements of changes in net assets

	Capital Appreciation Fund		Capital Appreciation Value Fund		Core Bond Fund
	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(2,847,642)	$(3,516,558)	$11,157,656	$26,212,385	$36,775,924	$72,947,605
Net realized gain (loss)	158,802,851	294,531,006	71,899,040	98,883,247	(4,918,984)	(39,586,016)
Change in net unrealized appreciation (depreciation)	(16,167,594)	175,812,174	(46,118,758)	50,028,516	(13,312,065)	91,701,304
Increase in net assets resulting from operations	139,787,615	466,826,622	36,937,938	175,124,148	18,544,875	125,062,893
Distributions to shareholders
From earnings
Class 1	(109,900,423)	(33,415,811)	—	—	(2,939,683)	(4,872,865)
Class NAV	(160,884,527)	(52,847,349)	(145,436,702)	(46,300,731)	(40,310,001)	(67,652,523)
Total distributions	(270,784,950)	(86,263,160)	(145,436,702)	(46,300,731)	(43,249,684)	(72,525,388)
From fund share transactions
From fund share transactions	79,911,023	(132,055,186)	54,830,784	(122,466,865)	26,354,339	(32,979,041)
Total increase (decrease)	(51,086,312)	248,508,276	(53,667,980)	6,356,552	1,649,530	19,558,464
Net assets
Beginning of period	1,729,689,245	1,481,180,969	1,166,787,627	1,160,431,075	1,817,498,523	1,797,940,059
End of period	$1,678,602,933	$1,729,689,245	$1,113,119,647	$1,166,787,627	$1,819,148,053	$1,817,498,523
	Health Sciences Fund		International Strategic Equity Allocation Fund		Mid Value Fund
	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(235,423)	$(659,452)	$22,354,668	$84,194,029	$10,302,834	$15,939,421
Net realized gain (loss)	48,031,095	41,091,868	5,018,918	(42,049,711)	124,379,957	226,559,191
Change in net unrealized appreciation (depreciation)	(69,173,882)	10,149,598	(25,016,408)	534,660,564	(95,132,096)	68,001,959
Increase (decrease) in net assets resulting from operations	(21,378,210)	50,582,014	2,357,178	576,804,882	39,550,695	310,500,571
Distributions to shareholders
From earnings
Class NAV	(41,425,626)	(18,320,567)	(98,661,920)	(113,368,383)	(259,291,213)	(134,654,931)
Total distributions	(41,425,626)	(18,320,567)	(98,661,920)	(113,368,383)	(259,291,213)	(134,654,931)
From fund share transactions
From fund share transactions	(77,317,210)	(62,872,540)	(210,522,229)	(145,396,436)	84,678,059	(117,889,933)
Total increase (decrease)	(140,121,046)	(30,611,093)	(306,826,971)	318,040,063	(135,062,459)	57,955,707
Net assets
Beginning of period	234,646,395	265,257,488	3,720,335,332	3,402,295,269	1,495,788,430	1,437,832,723
End of period	$94,525,349	$234,646,395	$3,413,508,361	$3,720,335,332	$1,360,725,971	$1,495,788,430
The accompanying notes are an integral part of the financial statements.	63

John Hancock Funds II
Statements of changes in net assets

	Science & Technology Fund		U.S. Sector Rotation Fund
	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(443,969)	$(831,139)	$21,529,914	$40,530,194
Net realized gain	44,796,332	51,574,697	118,733,277	184,208,763
Change in net unrealized appreciation (depreciation)	(26,808,371)	4,553,067	116,126,680	690,090,289
Increase in net assets resulting from operations	17,543,992	55,296,625	256,389,871	914,829,246
Distributions to shareholders
From earnings
Class NAV	(30,847,211)	—	(136,231,115)	(46,221,874)
Total distributions	(30,847,211)	—	(136,231,115)	(46,221,874)
From fund share transactions
From fund share transactions	(95,156,095)	(77,770,436)	428,740,231	489,697,414
Total increase (decrease)	(108,459,314)	(22,473,811)	548,898,987	1,358,304,786
Net assets
Beginning of period	181,282,829	203,756,640	4,542,860,864	3,184,556,078
End of period	$72,823,515	$181,282,829	$5,091,759,851	$4,542,860,864
The accompanying notes are an integral part of the financial statements.	64

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Fund
Class 1
02-28-2025[3]	16.56	(0.03)	1.39	1.36	—	(2.77)	(2.77)	15.15	7.97[4]	0.80[5]	0.79[5]	(0.36)[5]	676	17
08-31-2024	13.19	(0.04)	4.19	4.15	—	(0.78)	(0.78)	16.56	32.71	0.80	0.79	(0.25)	683	34
08-31-2023	11.86	(0.01)	2.56	2.55	—	(1.22)	(1.22)	13.19	25.42	0.81	0.80	(0.13)	586	30
08-31-2022	24.06	(0.06)	(5.69)	(5.75)	—	(6.45)	(6.45)	11.86	(31.48)	0.79	0.79	(0.36)	538	36
08-31-2021	23.01	(0.10)	5.14	5.04	—	(3.99)	(3.99)	24.06	24.71	0.79	0.78	(0.46)	908	45
08-31-2020	15.66	(0.04)	9.09	9.05	—	(1.70)	(1.70)	23.01	62.93	0.80	0.79	(0.23)	810	47
Class NAV
02-28-2025[3]	16.73	(0.03)	1.41	1.38	—	(2.77)	(2.77)	15.34	8.01[4]	0.75[5]	0.74[5]	(0.31)[5]	1,002	17
08-31-2024	13.31	(0.03)	4.23	4.20	—	(0.78)	(0.78)	16.73	32.79	0.75	0.74	(0.20)	1,046	34
08-31-2023	11.95	(0.01)	2.59	2.58	—	(1.22)	(1.22)	13.31	25.49	0.76	0.75	(0.08)	895	30
08-31-2022	24.18	(0.05)	(5.73)	(5.78)	—	(6.45)	(6.45)	11.95	(31.44)	0.74	0.74	(0.29)	848	36
08-31-2021	23.10	(0.09)	5.16	5.07	—	(3.99)	(3.99)	24.18	24.75	0.74	0.73	(0.41)	1,229	45
08-31-2020	15.71	(0.03)	9.12	9.09	—[6]	(1.70)	(1.70)	23.10	63.00	0.75	0.74	(0.18)	1,373	47
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-25. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.
Capital Appreciation Value Fund
Class NAV
02-28-2025[3]	10.16	0.10	0.21	0.31	(0.23)	(1.08)	(1.31)	9.16	3.20[4]	0.88[5]	0.83[5]	1.96[5]	1,113	56
08-31-2024	9.10	0.21	1.22	1.43	(0.21)	(0.16)	(0.37)	10.16	16.22	0.88	0.83	2.24	1,167	74
08-31-2023	9.36	0.19	0.72	0.91	(0.14)	(1.03)	(1.17)	9.10	11.38	0.88	0.84	2.14	1,160	88
08-31-2022	12.56	0.11	(0.84)	(0.73)	(0.13)	(2.34)	(2.47)	9.36	(7.56)	0.87	0.82	1.01	1,253	73
08-31-2021	11.92	0.12	2.63	2.75	(0.14)	(1.97)	(2.11)	12.56	25.84	0.86	0.82	0.98	1,396	57
08-31-2020	11.75	0.14	1.33	1.47	(0.20)	(1.10)	(1.30)	11.92	13.38	0.87	0.83	1.20	1,442	79
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-25. Unaudited. 4. Not annualized. 5. Annualized.
Core Bond Fund
Class 1
02-28-2025[3]	11.21	0.22	(0.12)	0.10	(0.26)	—	(0.26)	11.05	0.95[4]	0.67[5]	0.66[5]	4.06[5]	122	115
08-31-2024	10.87	0.44	0.34	0.78	(0.44)	—	(0.44)	11.21	7.39	0.67	0.66	4.06	126	237
08-31-2023	11.35	0.35	(0.48)	(0.13)	(0.35)	—	(0.35)	10.87	(1.11)	0.68	0.67	3.19	119	238
08-31-2022	13.19	0.16	(1.76)	(1.60)	(0.24)	—	(0.24)	11.35	(12.33)	0.67	0.66	1.32	134	262
08-31-2021	13.96	0.11	(0.08)	0.03	(0.22)	(0.58)	(0.80)	13.19	0.17	0.66	0.65	0.84	185	310
08-31-2020	13.50	0.23	0.66	0.89	(0.31)	(0.12)	(0.43)	13.96	6.76	0.66	0.65	1.73	207	347
Class NAV
02-28-2025[3]	11.19	0.22	(0.11)	0.11	(0.27)	—	(0.27)	11.03	0.97[4]	0.62[5]	0.61[5]	4.11[5]	1,697	115
08-31-2024	10.86	0.44	0.34	0.78	(0.45)	—	(0.45)	11.19	7.36	0.62	0.61	4.11	1,691	237
08-31-2023	11.33	0.36	(0.47)	(0.11)	(0.36)	—	(0.36)	10.86	(0.97)	0.63	0.62	3.26	1,679	238
08-31-2022	13.17	0.17	(1.77)	(1.60)	(0.24)	—	(0.24)	11.33	(12.30)	0.62	0.61	1.41	1,478	262
08-31-2021	13.94	0.12	(0.08)	0.04	(0.23)	(0.58)	(0.81)	13.17	0.22	0.61	0.60	0.89	1,604	310
08-31-2020	13.47	0.24	0.66	0.90	(0.31)	(0.12)	(0.43)	13.94	6.90	0.61	0.60	1.81	2,507	347
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-25. Unaudited. 4. Not annualized. 5. Annualized.
Health Sciences Fund
Class NAV
02-28-2025[3]	5.47	(0.01)	(0.51)	(0.52)	—	(0.92)	(0.92)	4.03	(8.81)[4]	0.88[5]	0.83[5]	(0.22)[5]	95	24
08-31-2024	4.83	(0.01)	0.99	0.98	—	(0.34)	(0.34)	5.47	21.57	1.00	0.94	(0.25)	235	49
08-31-2023	4.75	(0.01)	0.23	0.22	—	(0.14)	(0.14)	4.83	4.65	1.00	0.95	(0.24)	265	36
08-31-2022	6.91	(0.02)	(1.22)	(1.24)	—	(0.92)	(0.92)	4.75	(19.99)	1.03	0.97	(0.32)	317	30
08-31-2021	5.60	(0.02)	1.71	1.69	—	(0.38)	(0.38)	6.91	31.27	1.02	0.97	(0.38)	427	35
08-31-2020	4.53	(0.01)	1.27	1.26	—	(0.19)	(0.19)	5.60	28.39	1.11	1.05	(0.28)	428	47
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-25. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	65

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
International Strategic Equity Allocation Fund
Class NAV
02-28-2025[3]	10.53	0.07	(0.07)	—	(0.30)	—	(0.30)	10.23	0.14[4]	0.71[5]	0.57[5]	1.29[5]	3,414	12
08-31-2024	9.27	0.23	1.34	1.57	(0.31)	—	(0.31)	10.53	17.32	0.71	0.56	2.38	3,720	35
08-31-2023	8.54	0.24	0.69	0.93	(0.20)	—	(0.20)	9.27	11.14	0.70	0.56	2.71	3,402	33[6]
08-31-2022	11.48	0.31	(2.64)	(2.33)	(0.29)	(0.32)	(0.61)	8.54	(21.25)	0.70	0.56	3.19	3,962	78[6]
08-31-2021	9.55	0.19	1.92	2.11	(0.18)	—	(0.18)	11.48	22.25	0.69	0.56	1.81	1,729	63
08-31-2020	9.01	0.19	0.62	0.81	(0.27)	—	(0.27)	9.55	8.98	0.69	0.56	2.07	1,714	76
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-25. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes in-kind transactions.
Mid Value Fund
Class NAV
02-28-2025[3]	18.41	0.12	0.31	0.43	(0.23)	(3.17)	(3.40)	15.44	2.59[4]	0.92[5]	0.87[5]	1.43[5]	1,361	25
08-31-2024	16.42	0.19	3.41	3.60	(0.21)	(1.40)	(1.61)	18.41	23.46	0.92	0.87	1.11	1,496	46
08-31-2023	17.35	0.19	1.83	2.02	(0.10)	(2.85)	(2.95)	16.42	13.82	0.92	0.87	1.18	1,438	55
08-31-2022	19.15	0.14	(0.35)	(0.21)	(0.15)	(1.44)	(1.59)	17.35	(1.38)	0.95	0.90	0.76	1,377	36
08-31-2021	14.91	0.13	4.70	4.83	(0.21)	(0.38)	(0.59)	19.15	33.10	0.99	0.93	0.76	1,847	41
08-31-2020	14.27	0.17	0.90	1.07	(0.26)	(0.17)	(0.43)	14.91	7.40	0.99	0.94	1.18	1,322	45
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-25. Unaudited. 4. Not annualized. 5. Annualized.
Science & Technology Fund
Class NAV
02-28-2025[3]	2.18	(0.01)	0.17	0.16	—	(0.43)	(0.43)	1.91	5.79[4]	1.06[5]	0.99[5]	(0.52)[5]	73	126
08-31-2024	1.67	(0.01)	0.52	0.51	—	—	—	2.18	30.54	1.05	1.00	(0.43)	181	297
08-31-2023	1.38	—[6]	0.44	0.44	—	(0.15)	(0.15)	1.67	37.29	1.07	1.02	(0.35)	204	127
08-31-2022	5.53	(0.01)	(0.89)	(0.90)	—	(3.25)	(3.25)	1.38	(33.02)	1.10	1.05	(0.71)	154	124
08-31-2021	5.22	(0.03)	1.47	1.44	(0.01)	(1.12)	(1.13)	5.53	30.29	1.10	1.04	(0.57)	217	86
08-31-2020	3.87	0.02[7]	1.69	1.71	—	(0.36)	(0.36)	5.22	47.55	1.10	1.06	0.40[7]	363	116
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-25. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share. 7. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.04 and 1.00%, respectively.
U.S. Sector Rotation Fund
Class NAV
02-28-2025[3]	11.99	0.06	0.64	0.70	(0.12)	(0.25)	(0.37)	12.32	5.79[4]	0.67[5]	0.53[5]	0.92[5]	5,092	14
08-31-2024	9.60	0.11	2.41	2.52	(0.13)	—	(0.13)	11.99	26.51	0.67	0.53	1.07	4,543	40
08-31-2023	8.56	0.11	1.16	1.27	(0.09)	(0.14)	(0.23)	9.60	15.27	0.68	0.54	1.26	3,185	68[6]
08-31-2022	12.62	0.10	(1.22)	(1.12)	(0.11)	(2.83)	(2.94)	8.56	(12.17)	0.66	0.52	1.05	4,411	118[6]
08-31-2021	10.76	0.10	2.93	3.03	(0.17)	(1.00)	(1.17)	12.62	30.62	0.67	0.53	0.87	1,208	91
08-31-2020	9.86	0.16	1.79	1.95	(0.19)	(0.86)	(1.05)	10.76	20.74	0.67	0.54	1.63	1,295	113
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-25. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes in-kind transactions.
The accompanying notes are an integral part of the financial statements.	66

John Hancock Funds II
Notes to financial statements (unaudited)

1.  Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, eight of which are presented in this report (the funds).
The funds may offer multiple classes of shares. The shares currently offered by a specific fund are detailed in the Statements of assets and liabilities. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans.  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Following discussion during its December 10-12, 2024 Meeting, on January 22, 2025, the Board of Trustees of the Trust approved the closing and liquidation of Health Sciences Fund and Science & Technology Fund pursuant to a Plan of Liquidation for each of the funds approved by the Board. The Board determined that the continuation of each fund is not in the best interests of the respective fund or its shareholders as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner. On March 28, 2025, each fund distributed pro rata all of its assets to its shareholders, and all outstanding shares were redeemed and cancelled as of the close of business on that date.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds' valuation designee.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

Significant accounting policies, continued

The following is a summary of the values by input classification of the funds' investments as of February 28, 2025, by major security category or type:
	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Communication services	$303,309,733	$303,309,733	—	—
Consumer discretionary	322,786,793	300,812,751	$21,974,042	—
Consumer staples	71,436,081	71,436,081	—	—
Financials	141,941,241	141,941,241	—	—
Health care	154,038,995	154,038,995	—	—
Industrials	87,868,209	87,868,209	—	—
Information technology	573,803,375	573,803,375	—	—
Utilities	12,429,036	12,429,036	—	—
Short-term investments	12,768,275	12,768,275	—	—
Total investments in securities	$1,680,381,738	$1,658,407,696	$21,974,042	—

Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks	$656,642,060	$656,642,060	—	—
Preferred securities	2,770,698	2,770,698	—	—
U.S. Government and Agency obligations	167,428,943	—	$167,428,943	—
Corporate bonds	118,737,327	—	118,737,327	—
Term loans	98,520,337	—	98,520,337	—
Short-term investments	30,006,522	30,006,522	—	—
Total investments in securities	$1,074,105,887	$689,419,280	$384,686,607	—
Derivatives:
Liabilities
Written options	$(3,289,481)	—	$(3,289,481)	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$922,078,231	—	$922,078,231	—
Foreign government obligations	24,092,683	—	24,092,683	—
Corporate bonds	449,254,359	—	449,254,359	—
Municipal bonds	3,610,682	—	3,610,682	—
Collateralized mortgage obligations	328,068,565	—	328,068,565	—
Asset-backed securities	139,517,695	—	139,517,695	—
Short-term investments	87,164,873	$87,164,873	—	—
Total investments in securities	$1,953,787,088	$87,164,873	$1,866,622,215	—

Health Sciences Fund
Investments in securities:
Assets
Common stocks
Financials	$469,177	$469,177	—	—
Health care	93,258,479	90,700,836	$2,557,643	—
Materials	18,762	18,762	—	—
Preferred securities	504,945	—	504,945	—
Convertible bonds	231,509	—	231,509	—
Warrants	2,855	2,562	—	$293
Short-term investments	2,489	2,489	—	—
Total investments in securities	$94,488,216	$91,193,826	$3,294,097	$293

Significant accounting policies, continued

	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$142,254,457	—	$142,254,457	—
Austria	4,637,561	—	4,637,561	—
Belgium	16,510,774	—	16,510,774	—
Brazil	17,836,850	$17,836,850	—	—
Canada	255,577,021	255,577,021	—	—
Chile	4,809,914	—	4,809,914	—
China	283,357,647	9,182,896	273,900,090	$274,661
Colombia	694,947	694,947	—	—
Czech Republic	1,448,881	—	1,448,881	—
Denmark	39,655,974	—	39,655,974	—
Egypt	72,594	—	72,594	—
Finland	20,425,025	—	20,425,025	—
France	236,664,474	—	236,664,474	—
Germany	205,947,929	—	205,947,929	—
Greece	4,891,595	—	4,891,595	—
Hong Kong	62,474,705	896,013	61,578,692	—
Hungary	2,461,234	—	2,461,234	—
India	149,945,773	—	149,945,773	—
Indonesia	4,006,300	—	4,006,300	—
Ireland	24,958,267	12,687,853	12,270,414	—
Israel	18,306,756	9,236,733	9,070,023	—
Italy	75,326,955	—	75,326,955	—
Japan	454,488,636	—	454,488,636	—
Kuwait	7,816,442	—	7,816,442	—
Luxembourg	4,737,096	—	4,737,096	—
Macau	797,012	—	797,012	—
Malaysia	13,528,764	—	13,528,764	—
Mexico	12,936,526	12,936,526	—	—
Netherlands	101,359,525	—	101,359,525	—
New Zealand	4,359,100	—	4,359,100	—
Norway	12,650,174	—	12,650,174	—
Peru	2,012,384	2,012,384	—	—
Philippines	4,677,445	—	4,677,445	—
Poland	9,835,234	—	9,835,234	—
Portugal	2,585,495	—	2,585,495	—
Qatar	7,681,442	—	7,681,442	—
Saudi Arabia	39,141,500	—	39,141,500	—
Singapore	52,620,749	9,682,227	42,938,522	—
South Africa	26,245,865	—	26,245,865	—
South Korea	85,817,642	—	85,817,642	—
Spain	70,913,998	—	70,913,998	—
Sweden	81,037,449	11,369,787	69,667,662	—
Switzerland	218,799,004	—	218,799,004	—
Taiwan	181,840,538	—	181,840,538	—
Thailand	12,086,173	—	12,086,173	—
Turkey	5,905,339	—	5,905,339	—
United Arab Emirates	13,510,673	—	13,510,673	—
United Kingdom	307,676,520	2,196,266	305,480,254	—
United States	8,280,547	6,331,115	1,949,432	—
Preferred securities
Brazil	6,102,038	6,102,038	—	—
Chile	685,622	—	685,622	—
Colombia	666,569	666,569	—	—
Germany	7,694,289	—	7,694,289	—

Significant accounting policies, continued

	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund (continued)
South Korea	$4,016,551	—	$4,016,551	—
Rights	270,468	—	270,468	—
Warrants	197	$197	—	—
Short-term investments	78,368,806	11,420,721	66,948,085	—
Total investments in securities	$3,413,411,445	$368,830,143	$3,044,306,641	$274,661
Derivatives:
Assets
Futures	$2,331,286	$2,331,286	—	—
Liabilities
Futures	(58,460)	(58,460)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$21,992,513	$21,992,513	—	—
Consumer discretionary	85,880,466	69,896,977	$15,983,489	—
Consumer staples	58,423,553	58,423,553	—	—
Energy	89,412,012	89,412,012	—	—
Financials	249,476,421	241,940,060	7,536,361	—
Health care	140,138,913	140,138,913	—	—
Industrials	245,286,141	245,286,141	—	—
Information technology	149,419,518	149,419,518	—	—
Materials	73,265,391	73,265,391	—	—
Real estate	107,357,078	107,357,078	—	—
Utilities	65,783,058	65,783,058	—	—
Convertible bonds	4,083,813	—	4,083,813	—
Short-term investments	79,037,590	79,037,590	—	—
Total investments in securities	$1,369,556,467	$1,341,952,804	$27,603,663	—

Science & Technology Fund
Investments in securities:
Assets
Common stocks
Communication services	$15,253,691	$15,253,691	—	—
Consumer discretionary	385,479	385,479	—	—
Financials	1,491,435	1,491,435	—	—
Industrials	7,720	7,720	—	—
Information technology	55,486,727	54,545,975	$940,752	—
Real estate	905	905	—	—
Short-term investments	121,896	121,896	—	—
Total investments in securities	$72,747,853	$71,807,101	$940,752	—

U.S. Sector Rotation Fund
Investments in securities:
Assets
Common stocks
Communication services	$459,907,322	$459,907,322	—	—
Consumer discretionary	511,088,017	511,082,287	$5,730	—
Consumer staples	286,196,303	286,196,303	—	—
Energy	160,201,759	160,201,759	—	—

Significant accounting policies, continued

	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. Sector Rotation Fund (continued)
Financials	$706,348,970	$706,348,970	—	—
Health care	524,159,264	524,057,655	—	$101,609
Industrials	404,979,563	404,979,563	—	—
Information technology	1,494,082,039	1,494,082,039	—	—
Materials	96,644,766	96,644,766	—	—
Real estate	106,853,775	106,853,775	—	—
Utilities	116,344,204	116,344,204	—	—
Short-term investments	201,142,973	201,142,973	—	—
Total investments in securities	$5,067,948,955	$5,067,841,616	$5,730	$101,609
Derivatives:
Liabilities
Futures	$(979,742)	$(979,742)	—	—
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
When-issued/delayed-delivery securities. The funds may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date. As a result, the following funds have paid (received) cash collateral to (from) certain counterparties to these transactions, which is recorded as Cash collateral at broker for sale commitments (Payable for collateral on sale commitments) in the Statements of assets and liabilities, as follows:
Fund	Counterparty	Collateral Paid/ (Received)
Core Bond Fund	Morgan Stanley	$(360,000)
Term loans (Floating rate loans). The funds may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The funds' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The funds' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the funds' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the funds and, if the funds' exposure to such investments is substantial, it could impair the funds' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the funds may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset-backed securities. The funds may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the funds having to reinvest the proceeds in lower yielding securities, effectively reducing the funds' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the funds' cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The funds are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Significant accounting policies, continued

Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds may invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the funds will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at February 28, 2025:
Fund	Market value of securities on loan	Cash collateral received
Core Bond Fund	$2,173,299	$2,260,508
International Strategic Equity Allocation Fund	10,728,219	11,404,180
Mid Value Fund	10,147,940	10,412,540
Science & Technology Fund	56,883	58,275
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund's performance.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Significant accounting policies, continued

Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds' custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the six months ended February 28, 2025, the funds had no borrowings under the line of credit.
Commitment fees for the six months ended February 28, 2025 were as follows:
Fund	Commitment fee
Capital Appreciation Fund	$4,785
Capital Appreciation Value Fund	3,242
Core Bond Fund	5,100
Health Sciences Fund	649
International Strategic Equity Allocation Fund	10,256
Mid Value Fund	4,090
Science & Technology Fund	497
U.S. Sector Rotation Fund	12,386
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and each fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2024, certain funds have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2024:
	No Expiration Date
Fund	Short Term	Long Term
Core Bond Fund	$131,338,385	$125,224,536
International Strategic Equity Allocation Fund	119,594,732	105,815,765
As of August 31, 2024, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 28, 2025, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Capital Appreciation Fund	$680,662,668	$1,014,285,565	$(14,566,495)	$999,719,070
Capital Appreciation Value Fund	957,451,331	125,381,362	(12,016,287)	113,365,075
Core Bond Fund	1,966,066,690	19,498,399	(31,778,001)	(12,279,602)
Health Sciences Fund	78,469,971	23,588,723	(7,570,478)	16,018,245
International Strategic Equity Allocation Fund	3,053,442,433	548,600,773	(186,358,935)	362,241,838
Mid Value Fund	1,153,249,139	279,317,729	(63,010,401)	216,307,328
Science & Technology Fund	69,211,827	5,027,304	(1,491,278)	3,536,026
U.S. Sector Rotation Fund	4,115,786,061	1,019,551,643	(68,368,491)	951,183,152
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Core Bond Fund generally declares and pays dividends from net investment income quarterly.  All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.
Distributions paid by the funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Significant accounting policies, continued

Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds' financial statements as a return of capital. The final determination of tax characteristics of the funds' distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, investments in passive foreign investment companies, wash sale loss deferrals, derivative transactions, amortization and accretion on debt securities and corporate actions.
3.  Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the funds, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the funds and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the funds, if any, for OTC transactions is held in a segregated account at the funds' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The funds' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the funds are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the funds, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the the Portfolio of investments. Subsequent payments, referred to as variation margin, are made or received by the funds periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the funds. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the six months ended February 28, 2025. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
International Strategic Equity Allocation Fund	To manage against changes in foreign currency exchange rates, manage against change in certain securities markets and gain exposure to certain securities markets.	From $66.9 million to $121.5 million
U.S. Sector Rotation Fund	To manage against change in certain securities markets and gain exposure to certain securities markets.	From $216.0 million to $235.8 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the funds' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the funds' exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Portfolio of investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, a fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are

Derivative instruments, continued

added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statements of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, a fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
The following table details how the funds used written options contracts during the six months ended February 28, 2025. In addition, the table summarizes the range of market value amounts held by the funds, as measured at each quarter end:
Fund	Reason	Market value range
Capital Appreciation Value Fund	To manage against changes in certain securities markets, to gain exposure to certain securities markets and to generate potential income from options premiums.	From $2.8 million to $6.4 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the funds at February 28, 2025 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Capital Appreciation Value Fund	Equity	Written options, at value	Written options	—	$(3,289,481)
International Strategic Equity Allocation Fund	Currency	Receivable/payable for futures variation margin[1]	Futures	—	$(58,460)
	Equity	Receivable/payable for futures variation margin[1]	Futures	$2,331,286	—
				$2,331,286	$(58,460)
U.S. Sector Rotation Fund	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(979,742)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolio of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
For financial reporting purposes, the funds do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
 Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2025:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts	Written options	Total
Capital Appreciation Value Fund	Equity	—	$(205,095)	$(205,095)
International Strategic Equity Allocation Fund	Currency	$(469,104)	—	$(469,104)
	Equity	2,790,821	—	2,790,821
	Total	$2,321,717	—	$2,321,717
U.S. Sector Rotation Fund	Equity	$15,883,253	—	$15,883,253
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2025:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts	Written options	Total
Capital Appreciation Value Fund	Equity	—	$1,316,505	$1,316,505
International Strategic Equity Allocation Fund	Currency	$(132,082)	—	$(132,082)
	Equity	(501,921)	—	(501,921)
	Total	$(634,003)	—	$(634,003)
U.S. Sector Rotation Fund	Equity	$(5,524,659)	—	$(5,524,659)
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The funds have an investment management agreement with the Advisor under which the funds pay a daily management fee to the Advisor equivalent on an annual basis as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT portfolios are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
•  Capital Appreciation Fund — a) 0.800% of the first $500 million of aggregate net assets; b) 0.700% of the next $500 million of aggregate net assets; and c) 0.670% of the excess over $1 billion of aggregate net assets.
•  Capital Appreciation Value Fund — If aggregate net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets; and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets; and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets; and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equal or exceed $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.
•  Core Bond Fund — a) 0.690% of the first $200 million of aggregate net assets; b) 0.640% of the next $200 million of aggregate net assets; c) 0.570% of the next $600 million of aggregate net assets; d) 0.560% of the next $1 billion of aggregate net assets; and e) 0.550% of the excess over $2 billion of aggregate net assets.
•  Health Sciences Fund — a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million of aggregate net assets; c) 0.950% of the excess over $750 million of aggregate net assets; d) 0.950% of the next $250 million of aggregate net assets; e) 0.900% of the next $500 million of aggregate net assets; f) 0.770% of the excess over $1.5 billion of aggregate net assets and g) 0.750% of the excess over $2 billion of aggregate net assets. If aggregate net assets exceed $750 million on any day, the management fee is 0.950% on all assets. If aggregate net assets exceed $1.5 billion on any day,the management fee is 0.770% of all assets. If aggregate net assets exceed $2 billion on any day, the management fee is 0.750% of all assets. When aggregate net assets are between $1 billion and $1.5 billion or between $1.875 billion and $2 billion, the management fee retained by the advisor after payment of the subadvisory fees for the fund will not exceed 0.45% as a percentage of the average daily net assets (on an annualized basis) of the fund. Aggregate net assets include the fund, JHVIT Health Sciences Trust and Manulife Healthcare Fund Series I.
Prior to October 1, 2024, the management fee was calculated as follows: a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million of aggregate net assets; c) 0.950% of the excess over $750 million of aggregate net assets; d) 0.950% of the next $250 million of aggregate net assets; e) 0.900% of the next $500 million of aggregate net assets; and f) 0.900% of the excess over $1.5 billion of aggregate net assets. If aggregate net assets exceeded $750 million, the management fee was 0.950% on all assets. If aggregate net assets exceeded $1.5 billion, the management fee was 0.900% of all assets. Aggregate net assets included the fund, JHVIT Health Sciences Trust and Manulife Healthcare Fund Series I.
•  International Strategic Equity Allocation Fund and U.S. Sector Rotation Fund — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of the next $5 billion of aggregate net assets; c) 0.625% of the next $2.5 billion of aggregate net assets; d) 0.600% of the next $5 billion of aggregate net assets; e) 0.595% of the next $10 billion of aggregate net assets; and f) 0.590% of the excess over $25 billion of aggregate net assets. Aggregate net assets include these two funds and JHVIT Strategic Equity Allocation Trust.
•  Mid Value Fund — a) 0.950% of the first $1 billion of aggregate net assets; b) 0.865% of the excess over $1 billion of aggregate net assets; c) 0.860% of the excess over $2 billion of aggregate net assets; d) 0.855% of the excess over $3 billion of aggregate net assets and e) 0.850% of the excess over $5.5 billion of aggregate net assets. If aggregate net assets exceed $1 billion, the management fee rate is 0.865% of all aggregate net assets.  If aggregate net assets exceed $2 billion, the management fee rate is 0.860% of  aggregate net assets. If aggregate net assets exceed $3 billion, the management fee rate is 0.855% of aggregate net assets. If aggregate net assets exceed $5.5 billion, the management fee rate is 0.850% of aggregate net assets.
Prior to January 1, 2025, the management fee was calculated as follows: a) 0.950% of the first $1 billion of aggregate net assets and b) 0.875% of the excess over $1 billion of aggregate net assets. If aggregate net assets exceeded $1 billion, the management fee rate was 0.875% of aggregate net assets.
•  Science & Technology Fund — a) 1.050% of the first $50 million of aggregate net assets; b) 1.025% of the next $50 million of aggregate net assets; c)1.000% of the next $100 million of aggregate net assets; d) 0.975% of the next $300 million of aggregate net assets; e) 0.950% of the next $500 million of aggregate net assets; and f) 0.925% of aggregate net assets in excess of $1 billion. When aggregate net assets exceed $100 million on any day, the annual rate of management fee for that day is 1.000% on the first $100 million of aggregate net assets. When aggregate net assets exceed $200 million on any day, the annual rate of management fee for that day is 0.975% on the first $200 million of aggregate net assets. When aggregate net assets exceed $500 million on any day, the annual rate of management fee for that day is 0.950% on the first $500 million of aggregate net assets. Aggregate net assets include the fund, JHVIT Science & Technology Trust and Manulife Technology Fund.
The organizations described below act as the subadvisors to the Trust and certain of its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following subadvisors:
Fund	Subadvisor(s)
Core Bond Fund	Allspring Global Investments, LLC
Capital Appreciation Fund	Jennison Associates LLC
International Strategic Equity Allocation Fund U.S. Sector Rotation Fund	Manulife Investment Management (US) LLC[1]

Fees and transactions with affiliates, continued

Fund	Subadvisor(s)
Capital Appreciation Value Fund Health Sciences Fund Mid Value Fund Science & Technology Fund	T. Rowe Price Associates, Inc.
1  An affiliate of the Advisor.
The funds are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor has voluntarily agreed to reduce its management fee or if necessary make payment to each fund in an amount by which certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, management fees, class specific expenses, acquired fund fees and short dividend expenses. The Advisor may terminate this voluntary waiver at any time upon notice to the funds.
Fund	Expense limitation as a percentage of average net assets
Capital Appreciation Fund	0.20%
Capital Appreciation Value Fund	0.20%
Core Bond Fund	0.15%
Health Sciences Fund	0.20%
Fund	Expense limitation as a percentage of average net assets
International Strategic Equity Allocation Fund	0.25%
Mid Value Fund	0.20%
Science & Technology Fund	0.20%
U.S. Sector Rotation Fund	0.20%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the six months ended February 28, 2025, this waiver amounted to 0.01% of the funds' average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive its management fee on International Strategic Equity Allocation Fund and U.S. Sector Rotation Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. This voluntary waiver may be terminated at any time by the Advisor on notice to the funds.
The Advisor has voluntarily agreed to waive a portion of its management fees for the funds subadvised by T. Rowe Price Associates, Inc. which include Capital Appreciation Value Fund, Health Sciences Fund, Mid Value Fund, and Science & Technology Fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary waiver may terminate at any time.
For the six months ended February 28, 2025, the expense reductions described above amounted to the following:
Expense Reimbursement by Class
Fund	Class 1	Class NAV	Total
Capital Appreciation Fund	$30,123	$45,403	$75,526
Capital Appreciation Value Fund	—	296,351	296,351
Core Bond Fund	5,293	72,104	77,397
Health Sciences Fund	—	50,099	50,099
International Strategic Equity Allocation Fund	—	2,442,401	2,442,401
Mid Value Fund	—	409,550	409,550
Science & Technology Fund	—	54,988	54,988
U.S. Sector Rotation Fund	—	3,330,102	3,330,102
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2025, were equivalent to a net annual effective rate of the funds' average daily net assets as follows:
Fund	Net Annual Effective Rate
Capital Appreciation Fund	0.69%
Capital Appreciation Value Fund	0.78%
Core Bond Fund	0.57%
Health Sciences Fund	0.75%
Fund	Net Annual Effective Rate
International Strategic Equity Allocation Fund	0.49%
Mid Value Fund	0.82%
Science & Technology Fund	0.88%
U.S. Sector Rotation Fund	0.49%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2025, amounted to an annual rate of 0.02% of the funds' average daily net assets.

Fees and transactions with affiliates, continued

Distribution and service plans. The funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the funds. The funds may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the funds' shares:
Class	Rule 12b-1 Fee
Class 1	0.05%
Distribution and service fees for the six months ended February 28, 2025 were as follows:
Fund	Class	Distribution and service fees
Capital Appreciation Fund	Class 1	$174,139
Core Bond Fund	Class 1	$30,624
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The funds' activity in this program during the period for which loans were outstanding was as follows:
Fund	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Capital Appreciation Fund	Borrower	$10,800,000	1	5.095%	$(1,529)
Capital Appreciation Fund	Lender	2,700,000	1	4.805%	360
Capital Appreciation Value Fund	Lender	30,375,000	4	4.837%	16,325
Mid Value Fund	Lender	17,575,000	4	4.834%	9,440
6.  Fund share transactions
Transactions in funds' shares for the six months ended February 28, 2025 and for the year ended August 31, 2024 were as follows:
Capital Appreciation Fund	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	245,757	$4,146,646	2,343,059	$34,938,345
Distributions reinvested	7,154,975	109,900,423	2,432,010	33,415,811
Repurchased	(4,043,360)	(65,533,658)	(7,947,234)	(117,449,301)
Net increase (decrease)	3,357,372	$48,513,411	(3,172,165)	$(49,095,145)
Class NAV shares
Sold	1,257,594	$20,552,934	7,867,504	$117,163,405
Distributions reinvested	10,346,272	160,884,527	3,807,446	52,847,349
Repurchased	(8,789,504)	(150,039,849)	(16,410,100)	(252,970,795)
Net increase (decrease)	2,814,362	$31,397,612	(4,735,150)	$(82,960,041)
Total net increase (decrease)	6,171,734	$79,911,023	(7,907,315)	$(132,055,186)
Capital Appreciation Value Fund	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	2,208,926	$20,531,369	4,406,109	$40,808,190
Distributions reinvested	16,034,918	145,436,702	5,082,407	46,300,731
Repurchased	(11,627,394)	(111,137,287)	(22,144,163)	(209,575,786)
Net increase (decrease)	6,616,450	$54,830,784	(12,655,647)	$(122,466,865)
Total net increase (decrease)	6,616,450	$54,830,784	(12,655,647)	$(122,466,865)
Core Bond Fund	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	604,610	$6,634,420	1,615,676	$17,634,009
Distributions reinvested	267,481	2,939,683	449,582	4,872,865
Repurchased	(1,079,873)	(11,873,206)	(1,721,655)	(18,669,746)
Net increase (decrease)	(207,782)	$(2,299,103)	343,603	$3,837,128
Class NAV shares
Sold	8,023,396	$87,868,911	15,788,824	$171,963,436
Distributions reinvested	3,675,177	40,310,001	6,254,757	67,652,523
Repurchased	(9,047,389)	(99,525,470)	(25,573,077)	(276,432,128)
Net increase (decrease)	2,651,184	$28,653,442	(3,529,496)	$(36,816,169)
Total net increase (decrease)	2,443,402	$26,354,339	(3,185,893)	$(32,979,041)

Fund share transactions, continued

Health Sciences Fund	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	2,641,769	$13,258,407	2,210,594	$10,545,125
Distributions reinvested	10,676,708	41,425,626	3,974,093	18,320,567
Repurchased	(32,738,134)	(132,001,243)	(18,231,515)	(91,738,232)
Net decrease	(19,419,657)	$(77,317,210)	(12,046,828)	$(62,872,540)
Total net decrease	(19,419,657)	$(77,317,210)	(12,046,828)	$(62,872,540)
International Strategic Equity Allocation Fund	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	6,312,515	$63,477,543	21,124,091	$202,641,983
Distributions reinvested	10,245,267	98,661,920	12,137,943	113,368,383
Repurchased	(36,143,127)	(372,661,692)	(46,932,684)	(461,406,802)
Net decrease	(19,585,345)	$(210,522,229)	(13,670,650)	$(145,396,436)
Total net decrease	(19,585,345)	$(210,522,229)	(13,670,650)	$(145,396,436)
Mid Value Fund	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	487,373	$8,215,847	1,484,278	$24,448,531
Distributions reinvested	17,025,030	259,291,213	8,442,315	134,654,931
Repurchased	(10,629,082)	(182,829,001)	(16,239,800)	(276,993,395)
Net increase (decrease)	6,883,321	$84,678,059	(6,313,207)	$(117,889,933)
Total net increase (decrease)	6,883,321	$84,678,059	(6,313,207)	$(117,889,933)
Science & Technology Fund	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	632,495	$1,428,220	14,095,946	$27,259,860
Distributions reinvested	14,974,374	30,847,211	—	—
Repurchased	(60,664,217)	(127,431,526)	(52,934,566)	(105,030,296)
Net decrease	(45,057,348)	$(95,156,095)	(38,838,620)	$(77,770,436)
Total net decrease	(45,057,348)	$(95,156,095)	(38,838,620)	$(77,770,436)
U.S. Sector Rotation Fund	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	43,495,429	$538,561,665	77,636,644	$809,574,026
Distributions reinvested	11,102,780	136,231,115	4,594,620	46,221,874
Repurchased	(20,172,612)	(246,052,549)	(35,116,409)	(366,098,486)
Net increase	34,425,597	$428,740,231	47,114,855	$489,697,414
Total net increase	34,425,597	$428,740,231	47,114,855	$489,697,414
Affiliates of the Trust owned 100% of shares of Class 1 and Class NAV, respectively, with the exception of Capital Appreciation Fund and Core Bond Fund, where affiliates held 69% and 67% of Class NAV, respectively, on February 28, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and in-kind transactions, amounted to the following for the six months ended February 28, 2025:
	Purchases		Sales
Fund	U.S. Government	Other issuers	U.S. Government	Other issuers
Capital Appreciation Fund	—	$297,253,508	—	$499,314,378
Capital Appreciation Value Fund	$281,454,268	328,175,300	$240,434,474	469,064,662
Core Bond Fund	1,546,051,389	662,164,005	1,543,752,220	611,031,349
Health Sciences Fund	—	47,714,824	—	165,450,777
International Strategic Equity Allocation Fund	—	395,614,263	—	698,389,279
Mid Value Fund	—	356,038,279	—	522,137,663
Science & Technology Fund	—	200,106,865	—	325,629,819
U.S. Sector Rotation Fund	—	951,590,121	—	616,826,438

8.  Industry or sector risk
Certain funds may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts. Health sciences companies may be significantly affected by product obsolescence, thin capitalization, limited product lines and markets, civil liability claims, and legislative or regulatory activities, among other factors. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
9.  Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Fund
John Hancock Collateral Trust*	—	—	$8,690,186	$(8,690,099)	$(87)	—	—	—	—
Capital Appreciation Value Fund
John Hancock Collateral Trust*	—	$4,456,613	$49,210,027	$(53,668,542)	$3,464	$(1,562)	$65	—	—
Core Bond Fund
John Hancock Collateral Trust*	225,977	$132,246	$11,570,924	$(9,442,734)	$123	$44	$755	—	$2,260,603
International Strategic Equity Allocation Fund
John Hancock Collateral Trust*	1,141,650	$34,344,564	$209,093,060	$(232,022,024)	$(140)	$5,261	$219,833	—	$11,420,721
Mid Value Fund
John Hancock Collateral Trust*	1,040,924	$29,968,394	$229,233,758	$(248,796,082)	$16,438	$(9,419)	$274,843	—	$10,413,089
Science & Technology Fund
John Hancock Collateral Trust*	5,826	—	$13,723,525	$(13,665,185)	$(64)	$2	$3,415	—	$58,278
U.S. Sector Rotation Fund
John Hancock Collateral Trust*	20,106,858	$217,469,027	$669,631,481	$(686,038,452)	$74,700	$6,217	$4,207,610	—	$201,142,973
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
10.  Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds' net assets. At February 28, 2025, the following fund(s) had an affiliate ownership of 5% or more of the funds' net assets:
Fund	Affiliated Concentration
Capital Appreciation Fund	41.1%
Capital Appreciation Value Fund	97.8%
Core Bond Fund	62.3%
Health Sciences Fund	100.0%
International Strategic Equity Allocation Fund	100.0%
Mid Value Table	100.0%
Science & Technology Fund	100.0%
U.S. Sector Rotation Fund	100.0%
11.  New accounting pronouncement
In this reporting period, the funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect each fund's financial position or the results of its operations. The management committee of the Advisor acts as the funds' chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  Each fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund's long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund's subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that

New accounting pronouncement, continued

presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
12.  Subsequent event
At its meeting held on March 27, 2025, the Board of Trustees of the Trust voted to recommend that the shareholders of John Hancock Funds II Capital Appreciation Fund approve a reorganization, which is expected to be tax-free, of the fund into John Hancock U.S. Growth Fund, a series of John Hancock Funds III (the reorganization). A shareholder meeting is scheduled to be held on or about July 9, 2025 to obtain shareholder approval for the reorganization.

John Hancock Funds II
Special shareholder meeting (unaudited)

Science & Technology Fund held a Special Meeting of Shareholders on October 1, 2024. The following proposal was considered by the shareholders:
Proposal: To approve a change to the classification of Science & Technology Fund from “diversified” to “non-diversified.”
THE PROPOSAL PASSED ON October 1, 2024.
	Shares voted	% Of shares voted
For	81,845,984.654	100%
Against	0
Abstain	0

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2SA	2/25 4/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 21, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	April 21, 2025